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INSURED INTERMEDIATE TAX EXEMPT

INSURED TAX EXEMPT

NEW YORK INSURED TAX FREE

MULTI-STATE INSURED TAX FREE

     ARIZONA         MARYLAND          NORTH CAROLINA
     CALIFORNIA      MASSACHUSETTS     OHIO
     COLORADO        MICHIGAN          OREGON
     CONNECTICUT     MINNESOTA         PENNSYLVANIA
     FLORIDA         MISSOURI          VIRGINIA
     GEORGIA         NEW JERSEY

TAX EXEMPT FUNDS

SEMI-ANNUAL REPORT
JUNE 30, 1999



Bond Market Overview
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds



Dear Investor:

We are pleased to present this Bond Market Overview for the semi-annual report for the First Investors Tax Exempt Funds for the six month period ended
June 30, 1999. The period under review was characterized by a strong U.S. economy, rising interest rates and a climbing stock market.

The U.S. economy, now in its ninth year of expansion, continued its remarkable performance. Economic growth in the first quarter of 1999 was strong, with the Gross Domestic Product (GDP) growing by 4.3% on an annualized basis. The momentum continued into the second quarter, with growth of 2.3% on an annualized basis. Although the economy continued to expand, inflation stayed under control. As of June 30, the rate of inflation for the previous 12 months was 2% as measured by the Consumer Price Index (CPI). The unemployment rate remained near its lowest level in 30 years at 4.3%. Rising personal income, high consumer confidence, wealth from stock market gains and home price appreciation combined to power economic growth.

During the first half of 1999, interest rates moved sharply higher, causing bond prices to decline. The 30-year U.S. Treasury rate rose from 5.10% on December 31 to 5.96% on June 30. The bellwether rate reached a high of 6.16% in June. This rising interest rate environment was driven by a number of factors, including the improvement of economies around the globe. With foreign economies and markets recovering from last year's financial markets crisis, the "flight to safety" which had benefited U.S. Treasuries reversed, as investors returned to riskier asset classes.

As well, the Federal Reserve became concerned that the continued strength of the U.S. economy, particularly when combined with tight labor markets, would lead to inflation. In an effort to preempt inflation, the Fed raised the Federal Funds rate 25 basis points (.25%) to 5% on June 30. This tightening of monetary policy was a partial unwinding of last fall's 75 basis point (.75%) decrease in the Federal Funds rate. Although the Fed has currently adopted a neutral stance toward interest rates, it remains alert to developments that may require further rate increases.

Among bond sectors, the high yield bond market provided the highest total returns over the past six months, as companies benefited from the strong economy and healthy earnings. The mortgage-backed bond market was the second best performing bond sector as higher rates substantially reduced prepayment risk. Treasury securities and investment grade corporate bonds had the lowest total returns among bond sectors, in large part due to heavy issuance of U.S. agency and corporate debt. Lastly, in June, long-term municipal bond yields rose to their highest level in over 18 months.

Going forward, we anticipate that the bond market will remain stable, at best, for the next three to six months. The domestic economy remains strong, although inflation is not yet apparent. The Fed should remain vigilant in its mission to keep inflation under control. To this end, one or two additional interest rate hikes over the next six months are possible. The bond markets can potentially perform better in the next six to nine months if the economy slows, inflation remains low and the Fed is satisfied with the economic outlook.

Thank you for your continued confidence in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ Clark D. Wagner

Clark D. Wagner
Chief Investment Officer
First Investors Management Company, Inc.

July 30, 1999




Portfolio of Investments
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
June 30, 1999
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
  Principal                                                                                             $10,000 of
     Amount   Security                                                                       Value      Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--94.3%
              Alaska--2.4%
   $  200M    Anchorage General Obligation 6 1/2% 7/1/2004                             $   217,750         $   237
------------------------------------------------------------------------------------------------------------------
              Arizona--8.9%
      255M    Apache Junction Water Utilities Revenue 5% 7/1/2003                          261,375             284
      250M    Maricopa County Uni. Sch. Dist. Gen. Oblig. #80
                (Chandler) 6.6% 7/1/2006                                                   279,375             304
      250M    Phoenix Civic Impt. Corp. Mun. Facs. Excise Tax Rev.
                6 3/4% 7/1/2004                                                            275,625             300
------------------------------------------------------------------------------------------------------------------
                                                                                           816,375             888
------------------------------------------------------------------------------------------------------------------
              California--1.7%
      150M    Pittsburg Pub. Fing. Auth. Wastewater Rev. 6.8%
                6/1/2001*                                                                  160,688             175
------------------------------------------------------------------------------------------------------------------
              Illinois--18.7%
      250M    Chicago Board of Education 6% 12/1/2007                                      269,688             293
      250M    Chicago General Obligation 6 1/4% 10/31/2001                                 261,250             284
              Cook County High School District
                General Obligation #205:
      250M      5.4% 12/1/2001                                                             256,875             280
      200M      5.9% 12/1/2001*                                                            208,000             226
      250M    Northwest Subn. Mun. Jt. Action Water Agy. 6.35%
                5/1/2006                                                                   273,750             298
      400M    Regional Transportation Authority 7 3/4% 6/1/2003                            446,000             485
------------------------------------------------------------------------------------------------------------------
                                                                                         1,715,563           1,866
------------------------------------------------------------------------------------------------------------------
              Indiana--1.7%
      150M    Valparaiso Indpt. Multi-Schools Bldg. Corp. 6 5/8%
                7/1/2002*                                                                  162,188             176
------------------------------------------------------------------------------------------------------------------
              Kansas--6.7%
      250M    Kansas State Dev. Fin. Auth. Rev. (Tax Dept. Commerce
                Housing) 4.15% 6/1/2008                                                    235,937             256
      400M    Saline County Uni. Sch. Dist. #305 (Salina) 4.2%
                9/1/2007                                                                   384,000             418
------------------------------------------------------------------------------------------------------------------
                                                                                           619,937             674
------------------------------------------------------------------------------------------------------------------
              Kentucky--2.7%
      200M    Louisville & Jefferson County Met. Sewer District 10%
                5/15/2004                                                                  247,500             269
------------------------------------------------------------------------------------------------------------------
              Louisiana--2.0%
      175M    Louisiana General Obligation 7% 5/1/2001                                     183,750             200
------------------------------------------------------------------------------------------------------------------
              Michigan--11.9%
      300M    Allegan Pub. Schl. Dist. Gen. Oblig. 6 1/2% 5/1/2007                         333,000             362
    1,000M    Brighton Area Schl. Dist. Gen. Oblig. Zero Coupon
                5/1/2005 (prerefunded at $49.325)*                                         375,000             408
      350M    Greater Detroit Resources Recovery Authority Revenue
                6 1/4% 12/13/2007                                                          382,812             416
------------------------------------------------------------------------------------------------------------------
                                                                                         1,090,812           1,186
------------------------------------------------------------------------------------------------------------------
              Minnesota--4.2%
      400M    Minnesota Agric. & Economic Dev. (Benedictine Health)
                4.2% 2/15/2007                                                             383,000             417
------------------------------------------------------------------------------------------------------------------
              New Jersey--2.4%
      200M    New Jersey Econ. Dev. Auth. Mkt. Transition Fac. Rev.
                7% 7/1/2004*                                                               222,250             242
------------------------------------------------------------------------------------------------------------------
              New York--6.7%
              New York City General Obligation:
      150M      6 5/8% 8/1/2002*                                                           162,188             177
      250M      8% 8/1/2005                                                                293,437             319
      150M    Niagara Falls Bridge Commission 6.3% 10/1/2002*                              162,000             176
------------------------------------------------------------------------------------------------------------------
                                                                                           617,625             672
------------------------------------------------------------------------------------------------------------------
              Ohio--2.4%
      200M    Columbus City Sch. Dist. Gen. Oblig. 6.65% 12/1/2002*                        218,500             238
------------------------------------------------------------------------------------------------------------------
              Oregon--10.2%
      400M    Multnomah County Sch. Dist. #1J (Portland) 4 1/4%
                6/1/2006                                                                   389,500             424
      150M    Tillamook General Obligation 5 3/4% 1/15/2002                                155,437             169
      400M    Umatilla County Sch. Dist. #008R (Hermiston) 4.65%
                6/15/2009                                                                  392,500             427
------------------------------------------------------------------------------------------------------------------
                                                                                           937,437           1,020
------------------------------------------------------------------------------------------------------------------
              Pennsylvania--2.4%
      200M    Pennsylvania Intergovernmental Coop. Auth. Spec. Tax
                Rev. 7% 6/15/2004                                                          222,000             241
------------------------------------------------------------------------------------------------------------------
              Rhode Island--1.2%
      100M    Rhode Island Depositors Econ. Protection Corp. 7.1%
                8/1/2001*                                                                  107,625             117
------------------------------------------------------------------------------------------------------------------
              Texas--3.5%
      300M    Harris County Toll Road General Obligation 6 1/2%
                8/15/2002*                                                                 324,375             353
------------------------------------------------------------------------------------------------------------------
              Virginia--2.1%
      200M    Bedford County Indl. Dev. Auth. (Courthouse & Social
                Svcs. Bldg.) 4.4% 10/1/2008                                                192,750             210
------------------------------------------------------------------------------------------------------------------
              Washington--2.5%
      200M    Snohomish & Island Counties Schl. Dist. Gen. Oblig.
                #401 (Stanwood) 7% 12/15/2005                                              226,000             246
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $8,477,277)                                         8,666,125           9,427
------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT
              INVESTMENTS--3.2%
      200M    Arizona Health Facs. Auth. Rev. (Pooled Loan Program)
                Adjustable Rate Note 3.30%+                                                200,000             217
      100M    Monroe County, Georgia Dev. Auth. Poll. Ctrl. Rev.
                (Georgia Power Co.) Adjustable Rate Note 3.50%+                            100,000             109
------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $300,000)                                                                          300,000             326
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $8,777,277)                                                           97.5%      8,966,125           9,753
Other Assets, Less Liabilities                                                 2.5         227,371             247
------------------------------------------------------------------------------------------------------------------
Net Assets                                                                   100.0%     $9,193,496         $10,000
==================================================================================================================

 *Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

 +Interest rates on Adjustable Rate Notes are determined and reset at least weekly by the issuer. The interest rate shown is the rate in effect at June 30, 1999.

See notes to financial statements






Portfolio of Investments
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 1999
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
  Principal                                                                                             $10,000 of
     Amount   Security                                                                       Value      Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.3%
              Alaska--.6%
   $8,000M    North Slope Boro, Alaska General Obligation Zero
                Coupon 6/30/2005                                                     $   6,050,000          $   58
------------------------------------------------------------------------------------------------------------------
              Arizona--1.0%
    8,550M    Arizona State Municipal Financing Program
                Ctfs. of Partn. 7.7% 8/1/2010                                           10,206,563              99
------------------------------------------------------------------------------------------------------------------
              California--5.6%
    2,695M    California Public Capital Improv. Fin. Auth. 8.1%
                3/1/2018                                                                 2,737,689              26
   15,770M    California State Public Works Board Lease Rev.
                Dept. of Corrections 5% 12/1/2019                                       15,178,625             147
    4,220M    Long Beach Finance Authority 6% 11/1/2017                                  4,610,350              44
              San Francisco City & County Redevelopment Agency:
    8,150M      6 3/4% 7/1/2004*                                                         9,168,750              89
    1,850M      6 3/4% 7/1/2025                                                          2,035,000              20
    5,000M    San Jose Redevelopment Agency Tax Allocation 6%
                8/1/2015                                                                 5,481,250              53
    5,000M    Santa Clara County Financing Authority 7 3/4%
                11/15/2010                                                               6,200,000              60
    6,220M    South Orange County Public Financing Authority 6 1/2%
                8/15/2010                                                                7,028,600              68
    5,000M    Walnut Valley Unified School District 7.2% 2/1/2016                        5,943,750              57
------------------------------------------------------------------------------------------------------------------
                                                                                        58,384,014             564
------------------------------------------------------------------------------------------------------------------
              Colorado--2.6%
    5,000M    Denver City & County Airport Revenue 6%
                11/15/2013                                                               5,443,750              52
   20,985M    University of Colorado Hosp. Auth. Rev. 5 1/2%
                11/15/2024                                                              20,985,000             203
------------------------------------------------------------------------------------------------------------------
                                                                                        26,428,750             255
------------------------------------------------------------------------------------------------------------------
              Connecticut--2.4%
              Connecticut Special Tax Obligation Revenue:
   13,500M      6 1/2% 10/1/2011                                                        15,322,500             148
    9,000M      6 1/8% 9/1/2012                                                          9,911,250              96
------------------------------------------------------------------------------------------------------------------
                                                                                        25,233,750             244
------------------------------------------------------------------------------------------------------------------
              Delaware--.7%
    7,000M    Delaware State Econ. Dev. Auth. Rev. Pollution
                Control 7.15% 7/1/2018                                                   7,472,500              72
------------------------------------------------------------------------------------------------------------------
              District of Columbia--2.4%
              Washington D.C. General Obligation:
    5,495M      Series "A" 6 1/2% 6/1/2009                                               6,113,188              59
   12,765M      Series "E" 6% 6/1/2012                                                  13,387,294             129
    5,030M      Series "E" 6% 6/1/2016                                                   5,375,812              52
------------------------------------------------------------------------------------------------------------------
                                                                                        24,876,294             240
------------------------------------------------------------------------------------------------------------------
              Florida--3.4%
              Escambia County Utilities Authority:
    5,485M      6 1/4% 1/1/2012                                                          6,060,925              58
    5,360M      6 1/4% 1/1/2013                                                          5,963,000              57
   10,000M    Lakeland, Florida Electric & Water Revenue 6.05%
                10/1/2012                                                               10,900,000             105
    6,500M    Orange County Health Facilities (Orlando Regional
                Healthcare) 6 1/4% 10/1/2021                                             7,247,500              70
              Sunrise Utilities System Revenue:
    1,500M      10 1/4% 10/1/2000*                                                       1,616,250              16
    1,500M      10 3/4% 10/1/2000*                                                       1,623,750              16
    1,395M    West Coast Regional Water Supply Auth. 10.4%
                10/1/2010*                                                               1,839,656              18
------------------------------------------------------------------------------------------------------------------
                                                                                        35,251,081             340
------------------------------------------------------------------------------------------------------------------
              Georgia--7.8%
    6,160M    Fulton County Water & Sewer Revenue 6 3/8%
                1/1/2014                                                                 6,891,500              67
              Georgia Municipal Electric Authority Power Revenue:
    5,000M      6 1/4% 1/1/2012                                                          5,518,750              53
    5,000M      7 1/4% 1/1/2024                                                          6,250,000              60
              Metropolitan Atlanta Rapid Transit Authority:
    7,500M      6 3/4% 7/1/2004*                                                         8,362,500              81
   20,450M      6 1/4% 7/1/2011                                                         22,801,750             220
   28,605M      6% 7/1/2013                                                             30,893,400             299
------------------------------------------------------------------------------------------------------------------
                                                                                        80,717,900             780
------------------------------------------------------------------------------------------------------------------
              Hawaii--2.6%
              Hawaii State General Obligation:
    5,500M      6% 10/1/2009                                                             5,940,000              57
    6,000M      6% 10/1/2010                                                             6,457,500              62
    4,660M    RITES-PA 358A Variable Rate 6.48575%
                4/1/2011 (Note 6)**                                                      4,770,675              46
    2,000M    RITES-PA 358A Variable Rate 6.48575%
                4/1/2012 (Note 6)**                                                      2,020,000              20
    1,865M    RITES-PA 358A Variable Rate 6.48575%
                4/1/2013 (Note 6)**                                                      1,869,663              18
    6,000M    Honolulu General Obligation 5 3/4% 4/1/2012                                6,320,962              61
------------------------------------------------------------------------------------------------------------------
                                                                                        27,378,800             264
------------------------------------------------------------------------------------------------------------------
              Illinois--13.3%
              Chicago Board of Education Lease Certificates:
    5,000M      6% 1/1/2016                                                              5,381,250              52
   33,200M      6% 1/1/2020                                                             35,773,000             345
              Chicago General Obligation:
    7,000M      6% 7/1/2005*                                                             7,595,000              73
   16,660M      6 1/8% 7/1/2005*                                                        18,180,225             176
              Chicago O'Hare International Airport Revenue:
   14,570M      6 3/8% 1/1/2012                                                         15,808,450             153
   10,000M      6 3/8% 1/1/2015                                                         10,750,000             104
   16,750M    Illinois Development Finance Auth. Poll. Control
                Rev. 6 3/4% 3/1/2015                                                    18,508,750             179
              Illinois Development Finance Authority Rev.
                (Rockford School 205):
    3,400M      6.55% 2/1/2009                                                           3,808,000              37
    5,000M      6.6% 2/1/2010                                                            5,612,500              54
    3,000M      6.65% 2/1/2011                                                           3,367,500              32
    4,000M    Regional Transportation Authority 7 3/4% 6/1/2019                          5,130,000              50
              Will County School District General Obligation:
    3,600M      7% 12/1/2007                                                             4,117,500              40
    2,080M      7.05% 12/1/2008                                                          2,397,200              23
    1,175M      7.1% 12/1/2009                                                           1,368,875              13
------------------------------------------------------------------------------------------------------------------
                                                                                       137,798,250           1,331
------------------------------------------------------------------------------------------------------------------
              Indiana--.7%
    4,070M    Delaware County Hosp. Auth. (Ball Memorial Hosp.)
                6 5/8% 8/1/2001*                                                         4,344,725              42
    2,740M    Indiana Housing Fin. Auth. Single-Family Mtge. Rev.
                7.6% 1/1/2016                                                            2,833,297              27
------------------------------------------------------------------------------------------------------------------
                                                                                         7,178,022              69
------------------------------------------------------------------------------------------------------------------
              Louisiana--4.2%
              Louisiana State General Obligation:
   14,555M      6% 5/1/2004*                                                            15,701,206             152
   14,000M      6% 5/1/2004*                                                            15,102,500             146
    8,050M      6.1% 5/1/2004*                                                           8,714,125              84
   15,000M    New Orleans Regional Transit Auth. Sales Tax Rev.
                Zero Coupon 12/1/2021                                                    4,443,750              43
------------------------------------------------------------------------------------------------------------------
                                                                                        43,961,581             425
------------------------------------------------------------------------------------------------------------------
              Massachusetts--7.8%
    4,750M    Boston General Obligation 7 3/8% 2/1/2000*                                 4,944,465              48
   10,025M    Boston, Mass. Water & Sewer 5 3/4% 11/1/2013                              10,601,438             102
    2,300M    Mass. Bay Transportation Authority Ctfs. of Partn.
                7.65% 8/1/2000*                                                          2,443,566              24
              Mass. Bay Transportation Authority Gen. Sys. Rev.:
    9,080M      5.8% 3/1/2012                                                            9,670,200              93
   10,775M      5.8% 3/1/2013                                                           11,488,844             111
   10,000M      5 7/8% 3/1/2015                                                         10,725,000             104
    1,500M    Mass. Health & Educational Facilities Authority
                (Carney Hospital) 7 3/4% 7/1/2000*                                       1,590,240              15
    6,335M    Mass. Housing Finance Agency 6% 12/1/2012                                  6,548,806              63
   20,550M    Mass. State General Obligation 6% 8/1/2009                                22,322,437             216
------------------------------------------------------------------------------------------------------------------
                                                                                        80,334,996             776
------------------------------------------------------------------------------------------------------------------
              Michigan--2.1%
   10,000M    Michigan State General Obligation 6 1/4%  11/1/2012                       11,112,500             107
              Michigan State Housing Development Auth.
                Single-Family Mtge. Rev.:
    2,960M      7 1/2% 6/1/2015                                                          3,053,003              30
    2,500M      7.3% 12/1/2016                                                           2,581,250              25
    4,500M    Monroe County Econ. Dev. Corp. (Detroit Edison Co.)
                6.95% 9/1/2022                                                           5,478,750              53
------------------------------------------------------------------------------------------------------------------
                                                                                        22,225,503             215
------------------------------------------------------------------------------------------------------------------
              Minnesota--.3%
    1,285M    Eden Prairie Multi-Family Housing 8% 7/1/2026                              1,333,187              13
    1,240M    St. Paul Hsg. & Red. Auth. (Como-Lake Proj.) 7 1/2%
                3/1/2026 (Defaulted) (Note 1A)                                           1,264,800              12
------------------------------------------------------------------------------------------------------------------
                                                                                         2,597,987              25
------------------------------------------------------------------------------------------------------------------
              Mississippi--.5%
    4,475M    Mississippi Hosp. Equip. & Facs. Auth. Rev.
                (Baptist Med. Ctr.) 7.6% 5/1/2000*                                       4,708,595              45
------------------------------------------------------------------------------------------------------------------
              Missouri--2.8%
              Missouri State Health & Educational Facilities Authority:
                BJC Health System Series "A":
    6,840M      6 3/4% 5/15/2010                                                         7,831,800              76
   10,175M      6 3/4% 5/15/2011                                                        11,675,812             113
   10,000M    Lester E. Cox Medical Center Zero Coupon
                9/1/2016                                                                 3,950,000              38
    5,245M    SSM Health Care 6 1/4% 6/1/2007                                            5,553,144              53
------------------------------------------------------------------------------------------------------------------
                                                                                        29,010,756             280
------------------------------------------------------------------------------------------------------------------
              New Jersey--1.8%
    4,440M    New Jersey Health Care Facs. Fing. Auth.
                (AHS Hosp. Corp.) 6% 7/1/2013                                            4,834,050              47
                    New Jersey Housing & Mortgage Financing Revenue:
    5,380M      7 1/2% 4/1/2015                                                          5,507,775              53
    8,400M      7 3/8% 10/1/2017                                                         8,607,816              83
------------------------------------------------------------------------------------------------------------------
                                                                                        18,949,641             183
------------------------------------------------------------------------------------------------------------------
              New Mexico--.4%
    1,000M    Farmington Power Rev. Gen. Dev. 9 7/8% 7/1/2005*                           1,262,500              12
    2,580M    New Mexico Mortgage Finance Authority,
                Single-Family Mortgage 8% 1/1/2017                                       2,597,957              25
------------------------------------------------------------------------------------------------------------------
                                                                                         3,860,457              37
------------------------------------------------------------------------------------------------------------------
              New York--10.3%
    1,930M    Metropolitan Transit Authority Commuter Facilities
                Revenue RITES-PA 359C Variable Rate 6.57452%
                7/1/2013 (Note 6)**                                                      1,942,062              19
    3,500M    Metropolitan Transit Authority Transit Facilities 7 1/2%
                7/1/2000*                                                                3,670,975              35
   13,935M    New York City General Obligation 5 1/2% 5/15/2015                         14,109,188             136
   22,250M    New York City Municipal Water Finance Auth. Rev.
                6% 6/15/2021                                                            24,252,500             234
              New York State Dorm. Authority Revenues
                City Univ. System:
    4,500M      7 1/2% 7/1/2000*                                                         4,762,170              46
              New York State Dorm. Authority Revenues
                State Univ. System:
    2,780M      7 1/4% 5/15/2000*                                                        2,922,419              28
   11,300M      7 3/8% 5/15/2014                                                        11,856,073             115
    5,000M    New York State General Obligation 6% 6/15/2011                             5,275,000              51
    6,385M    New York State Housing Finance Agency Rev.
                5 7/8% 11/1/2010                                                         6,712,231              65
   10,500M    New York State Medical Care Facilities Finance
                Agency Revenue (St. Lukes) 7.45% 2/15/2000*                             10,955,805             106
   12,825M    New York State Thruway Auth. Svc. Contract Rev.
                5 1/4% 4/1/2013                                                         12,841,031             124
    1,000M    New York State Urban Dev. Corp. 7 1/2% 1/1/2000*                           1,038,520              10
    5,840M    Suffolk County, N.Y. Indl. Dev. Agcy. Southwest
                Sewer Sys. 6% 2/1/2008                                                   6,292,600              61
------------------------------------------------------------------------------------------------------------------
                                                                                       106,630,574           1,030
------------------------------------------------------------------------------------------------------------------
              North Carolina--1.9%
              North Carolina Municipal Power Agency (Catawba):
    8,950M      6% 1/1/2010                                                              9,677,188              93
    8,945M      6% 1/1/2011                                                              9,738,869              94
------------------------------------------------------------------------------------------------------------------
                                                                                        19,416,057             187
------------------------------------------------------------------------------------------------------------------
              North Dakota--1.2%
   10,500M    Mercer County Poll. Ctrl. Rev. (Basin Elec. Pwr.
                Coop.) 7.2% 6/30/2013                                                   12,481,875             121
------------------------------------------------------------------------------------------------------------------
              Oklahoma--2.5%
              Grand River Dam Authority Revenue:
    9,000M      5 3/4% 6/1/2008                                                          9,596,250              93
   13,000M      6 1/4% 6/1/2011                                                         14,462,500             140
    1,420M    Tulsa County Home Fin. Auth. Single-Family Mtge.
                7.35% 11/1/2010                                                          1,473,250              14
------------------------------------------------------------------------------------------------------------------
                                                                                        25,532,000             247
------------------------------------------------------------------------------------------------------------------
              Oregon--1.2%
   11,950M    Salem-Keizer School District General Obligation
                5 3/8% 6/1/2014                                                         12,069,500             117
------------------------------------------------------------------------------------------------------------------
              Pennsylvania--1.9%
    5,000M    Pennsylvania State General Obligation 6 3/4%
                11/15/2013                                                               5,518,750              54
   12,050M    Pittsburgh Water & Sewer Authority 6 1/2%
                9/1/2013                                                                13,691,813             132
------------------------------------------------------------------------------------------------------------------
                                                                                        19,210,563             186
------------------------------------------------------------------------------------------------------------------
              Puerto Rico--.7%
    7,000M    Puerto Rico Commonwealth Highway &
                Transportation Auth. Rev. 6% 7/1/2018                                    7,647,500              74
------------------------------------------------------------------------------------------------------------------
              South Dakota--.4%
    3,855M    South Dakota Health & Edl. Facs. Auth. (McKennan
                Hosp.) 7 5/8% 7/1/2006*                                                  4,582,632              44
------------------------------------------------------------------------------------------------------------------
              Texas--10.4%
              Austin, Texas Utilities System Revenue:
    3,000M      8 5/8% 5/15/2002*                                                        3,348,750              32
   16,000M      6% 11/15/2013                                                           17,360,000             168
   30,465M      Zero Coupon 5/15/2018                                                   10,776,994             104
   29,410M      Zero Coupon 5/15/2019                                                    9,889,112              96
    5,000M    Bexar County, Texas Health Facs. (Baptist Memorial)
                6 3/4% 8/15/2004*                                                        5,587,500              54
              Harris County Toll Road Senior Lien:
    8,375M      Series "A" 6 1/2% 8/15/2002*                                             9,055,469              87
   11,065M      Series "A" 6 1/2% 8/15/2012                                             12,572,606             121
    7,305M      Series "A" 6 1/2% 8/15/2013                                              8,282,044              80
              Houston Water Conveyance System
                Certificates of Participation:
    2,250M      6 1/4% 12/15/2012                                                        2,489,063              24
    4,705M      6 1/4% 12/15/2013                                                        5,228,431              51
    4,950M      6 1/4% 12/15/2014                                                        5,519,250              53
    6,035M      6 1/4% 12/15/2015                                                        6,691,306              65
    5,300M    Rio Grande Valley Hlth. Fac. Dev. Corp.
                (Valley Baptist Med. Ctr.) 6.4% 8/1/2012                                 5,631,250              54
    5,000M    Texas Public Fin. Auth. 6.2% 2/1/2005                                      5,387,500              52
------------------------------------------------------------------------------------------------------------------
                                                                                       107,819,275           1,041
------------------------------------------------------------------------------------------------------------------
              Utah--.8%
    2,000M    Provo, Utah Electric System Revenue
                10 3/8% 9/15/2015                                                        2,815,000              27
              Salt Lake County Water Conservancy
                District Revenue:
    3,800M      Zero Coupon 10/1/2011                                                    2,028,250              20
    3,800M      Zero Coupon 10/1/2012                                                    1,909,500              18
    3,760M      Zero Coupon 10/1/2013                                                    1,771,900              17
------------------------------------------------------------------------------------------------------------------
                                                                                         8,524,650              82
------------------------------------------------------------------------------------------------------------------
              Virginia--1.2%
   11,000M    Hanover County Indl. Dev. Auth. (Mem. Regl. Med.
                Ctr. Proj.) 6 3/8% 8/15/2018                                            12,333,750             119
------------------------------------------------------------------------------------------------------------------
              Washington--2.4%
    6,345M    Clark County School District General Obligation #117
                (Camas) 5 1/2% 12/1/2016                                                 6,408,450              62
              Washington Public Power Supply System:
    5,000M      Project No. 2 - 7 3/8% 7/1/2000*                                         5,280,300              51
    4,960M      Project No. 2 - 7 3/8% 1/1/2001*                                         5,282,400              51
      934M      Projects No. 4 & 5 - 8 1/2% 7/1/2017 (Defaulted)
                (Note 1A)                                                                  937,760               9
    5,000M    Washington State General Obligation 6.4% 6/1/2017                          5,581,250              54
    1,285M    Washington State Hsg. Fin. Comm. Single-Family
                Mtge. 7.7% 7/1/2016                                                      1,329,975              13
------------------------------------------------------------------------------------------------------------------
                                                                                        24,820,135             240
------------------------------------------------------------------------------------------------------------------
              Wisconsin--1.4%
   12,000M    Superior, Wisconsin Limited Obligation Rev.
                (Midwest Energy) 6.9% 8/1/2021                                          14,355,000             139
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds  (cost $952,933,988)                       99.3%      1,028,048,951           9,929
Other Assets, Less Liabilities                                              .7           7,374,294              71
------------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%     $1,035,423,245         $10,000
==================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** The interest rates on these securities (commonly referred to as inverse floaters) vary inversely with interest rates on other municipal obligations or an index and are reset weekly by the issuer. The interest rate shown on these securities is the rate in effect at June 30, 1999.

See notes to financial statements






Portfolio of Investments
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
June 30, 1999
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
  Principal                                                                                             $10,000 of
     Amount   Security                                                                       Value      Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.2%
              Education--15.1%
  $ 1,000M    Monroe County Industrial Development Agency
                (Rochester Institute of Technology) 7 3/4%
                5/1/2000*                                                            $   1,053,400          $   58
              New York State Dormitory Authority Revenues:
                City University:
    5,955M      5 3/4% 7/1/2013                                                          6,349,519             351
    3,000M      6% 7/1/2020                                                              3,266,250             180
    2,800M    Manhattanville College 7 1/2% 7/1/2000*                                    2,963,128             164
    1,000M    Pace University 6 1/2% 7/1/2012                                            1,135,000              63
              State University Educational Facilities:
    1,880M      7 1/4% 5/15/2000*                                                        1,976,312             109
    1,000M      5 7/8% 5/15/2011                                                         1,071,250              59
    3,500M      5 1/2% 5/15/2013                                                         3,644,375             201
    3,700M      7 3/8% 5/15/2014                                                         3,882,077             215
    2,000M      5 1/4% 5/15/2015                                                         2,007,500             111
------------------------------------------------------------------------------------------------------------------
                                                                                        27,348,811           1,511
------------------------------------------------------------------------------------------------------------------
              General Obligation--19.6%
    1,250M    Monroe County 6% 3/1/2015                                                  1,364,062              75
              Nassau County:
    3,845M      6 1/2% 11/1/2004*                                                        4,306,400             238
    4,355M      5.7% 8/1/2012                                                            4,578,194             253
    1,300M      6% 7/1/2013                                                              1,410,500              78
              New York City:
    3,355M      6.95% 8/15/2004*                                                         3,761,794             208
    3,000M      6.2% 8/1/2008                                                            3,277,500             181
    5,290M      5 1/8% 8/1/2014                                                          5,190,813             287
    1,000M      7 1/4% 3/15/2018                                                         1,035,560              57
              Niagara Falls Public Improvement:
    1,340M      7 1/2% 3/1/2012                                                          1,649,875              91
    1,680M      7 1/2% 3/1/2015                                                          2,104,200             116
    1,600M      7 1/2% 3/1/2018                                                          2,036,000             113
    1,750M    North Hempstead 6.4% 4/1/2012                                              1,977,500             109
    1,100M    Puerto Rico Commonwealth 6 1/4% 7/1/2013                                   1,233,375              68
    1,550M    Yonkers 5 1/4% 6/1/2014                                                    1,544,187              85
------------------------------------------------------------------------------------------------------------------
                                                                                        35,469,960           1,959
------------------------------------------------------------------------------------------------------------------
              Health Care--12.7%
              New York State Dormitory Authority Revenues:
    1,500M      North Shore University Hospital 5 1/2% 11/1/2014                         1,556,250              86
    1,210M      North Shore University Hospital (Plainview) 5 1/2%
                  11/1/2013                                                              1,255,375              69
              New York State Medical Care Facilities Agency:
    3,690M      Beth Israel Hospital 7 1/2% 11/1/2000*                                   3,939,075             218
    1,850M      Long Term Health Care 7 3/8% 11/1/2011                                   1,904,575             105
                Mental Health Services Facilities:
    4,090M         7 3/4% 2/15/2000*                                                     4,274,868             236
    4,915M         6 1/2% 8/15/2004*                                                     5,449,506             301
      915M         7 3/8% 2/15/2014                                                        936,649              52
      845M         7.7% 2/15/2018                                                          856,923              47
    2,750M      St. Luke's Hospital 7.45% 2/15/2000*                                     2,869,378             159
------------------------------------------------------------------------------------------------------------------
                                                                                        23,042,599           1,273
------------------------------------------------------------------------------------------------------------------
              Housing--3.4%
    2,250M    New York City Hsg. Dev. Corp. Ins. Multi-Family
                (Sheridan Manor) 7.45% 10/1/2008                                         2,312,302             128
    3,655M    New York State Housing Finance Agency 6.05%
                5/1/2011                                                                 3,874,300             214
------------------------------------------------------------------------------------------------------------------
                                                                                         6,186,602             342
------------------------------------------------------------------------------------------------------------------
              Transportation--25.3%
              Metropolitan Transit Authority of New York:
                Commuter Facilities Series:
    5,000M         6 1/8% 7/1/2004*                                                      5,431,250             300
    3,380M         RITES-PA 359A Variable Rate 6.48575%
                   7/1/2011 (Note 6)**                                                   3,481,400             193
    3,565M         RITES-PA 359A Variable Rate 6.48575%
                   7/1/2012 (Note 6)**                                                   3,618,475             200
    1,750M         RITES-PA 359A Variable Rate 6.48575%
                   7/1/2013 (Note 6)**                                                   1,760,938              97
    1,760M         5 3/4% 7/1/2021                                                       1,815,000             100
    1,000M      Dedicated Tax Fund Series "A" 5 1/2% 4/1/2015                            1,033,750              57
                Transit Facilities Series:
    3,200M         5 1/2% 7/1/2017                                                       3,292,000             182
    1,500M         5 3/4% 7/1/2021                                                       1,543,125              85
    1,000M    New York City Transit Auth. Hwy. & Brdg. Trust Fund
                Rev. 7 1/2% 1/1/2000*                                                    1,038,520              58
------------------------------------------------------------------------------------------------------------------
    6,225M    New York City Transit Auth. Met. Trans. Auth.
                Triborough Ctf. of Partn. 5 5/8% 1/1/2015                                6,357,281             351
              Puerto Rico Commonwealth Highway &
                Transportation Authority:
    3,030M      6 1/4% 7/1/2014                                                          3,397,387             188
    5,000M      6% 7/1/2018                                                              5,462,500             302
    6,900M    Triborough Bridge & Tunnel Authority Series "Y"
                6% 1/1/2012                                                              7,460,625             412
------------------------------------------------------------------------------------------------------------------
                                                                                        45,692,251           2,525
------------------------------------------------------------------------------------------------------------------
              Utilities--11.7%
    4,000M    Long Island Power Authority 5 1/8% 4/1/2012                                3,985,000             220
              New York City Municipal Water Finance Authority:
    4,975M      5 7/8% 6/15/2001*                                                        5,354,344             296
    2,000M      5 7/8% 6/15/2013                                                         2,150,000             119
    2,750M      6% 6/15/2021                                                             2,997,500             166
              Suffolk County Water Authority:
    2,165M      6% 6/1/2014                                                              2,346,319             130
    4,000M      6% 6/1/2017                                                              4,310,000             238
------------------------------------------------------------------------------------------------------------------
                                                                                        21,143,163           1,169
------------------------------------------------------------------------------------------------------------------
              Other Revenue--10.4%
    1,000M    New York State Dorm. Auth. Rev. (Suffolk County
                Jud. Facs.) 7 3/8% 7/1/2016                                              1,203,750              67
              New York State Urban Development Corporation
                Revenue (Correctional Facilities):
    3,660M      5 1/4% 1/1/2013                                                          3,682,875             204
    3,000M      5 1/4% 1/1/2014                                                          3,003,750             166
              Puerto Rico Public Buildings Authority:
    1,250M      6 1/4% 7/1/2013                                                          1,401,562              77
    2,035M      6 1/4% 7/1/2015                                                          2,281,744             126
    7,000M      5 1/2% 7/1/2021                                                          7,236,250             400
------------------------------------------------------------------------------------------------------------------
                                                                                        18,809,931           1,040
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds
(cost $168,674,433)                                                                    177,693,317           9,819
------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT
              INVESTMENTS--1.9%
              New York City General Obligation Adjustable
                Rate Bonds:
   $  600M      4.00%+                                                                 $   600,000          $   33
    1,300M      4.00%+                                                                   1,300,000              72
              New York State Energy Research & Dev. Auth.
                Poll. Ctrl. Revenue:
    1,000M      3.50%+                                                                   1,000,000              55
      500M      3.80%+                                                                     500,000              28
------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $3,400,000)                                                                      3,400,000             188
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $172,074,433)                                                    100.1%        181,093,317          10,007
Excess of Liabilities Over Other Assets                                    (.1)           (123,473)             (7)
------------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%       $180,969,844         $10,000
==================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** The interest rates on these securities (commonly referred to as inverse floaters) vary inversely with interest rates on other municipal obligations or an index and are reset weekly by the issuer. The interest rate shown on these securities is the rate in effect at June 30, 1999.
 + Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. The interest rate shown is the rate in effect at June 30, 1999.

See notes to financial statements






Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND
June 30, 1999
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
  Principal                                                                                             $10,000 of
     Amount   Security                                                                       Value      Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--96.0%
              Certificates of Participation--4.8%
              Arizona State:
    $ 100M      6.1% 5/1/2007                                                          $   105,875          $   81
      375M      6 1/4% 9/1/2010                                                            401,719             309
      100M    Arizona State Municipal Financing Program
                7.7% 8/1/2010                                                              119,375              92
------------------------------------------------------------------------------------------------------------------
                                                                                           626,969             482
------------------------------------------------------------------------------------------------------------------
              Education--.8%
      100     Arizona State University Revenue 7% 7/1/2001*                                107,375              83
------------------------------------------------------------------------------------------------------------------
              General Obligation--36.7%
              Maricopa County:
      235M      School District #3 (Tempe) 7.3% 7/1/2009                                   278,769             214
      400M      School District #11 (Peoria) 6.1% 7/1/2010                                 424,500             326
      100M      School District #14 (Creighton) 7 7/8% 7/1/2006                            119,000              92
    1,000M      School District #41 (Gilbert) Zero Coupon 1/1/2008                         661,250             509
      300M      School District #68 (Alhambra) 6 3/4% 7/1/2014                             331,875             255
      500M      School District #69 (Paradise Valley) 5% 7/1/2012                          495,000             381
      380M      School District #80 (Chandler) 6 1/4% 7/1/2011                             423,225             326
      275M      School District #80 (Chandler) 6 1/4% 7/1/2011                             303,531             233
      100M      School District #92 (Pendergast Elementary)
                  6 5/8% 7/1/2000*                                                         103,682              80
      200M      School District #213 (Tempe) 7% 7/1/2008                                   230,750             177
      500     Mohave County Unified School District #1
                (Lake Havasu) 5% 7/1/2015                                                  486,250             374
      100M    Pima County Unified School District #13
                (Tanque Verde) 6.7% 7/1/2010                                               110,750              85
      100M    Puerto Rico Commonwealth 6.6% 7/1/2002*                                      108,125              83
      200M    Santa Cruz County School District #35, 6% 7/1/2008                           212,500             163
              Yavapai County:
      230M      Elementary School District #6
                  (Cottonwood-Oak Creek) 6.7% 7/1/2009                                     250,700             193
      215M      Elementary School District #28
                  (Camp Verde) 6% 7/1/2008                                                 230,050             177
------------------------------------------------------------------------------------------------------------------
                                                                                         4,769,957           3,668
------------------------------------------------------------------------------------------------------------------
              Health Care--9.3%
      650M    Maricopa County Ind. Dev. Auth.
                (Samaritan Health Svcs.) 7% 12/1/2016                                      776,750             597
      100M    Mohave County Hosp. Dist. #1
                (Kingman Reg. Med. Ctr.) 6.45% 6/1/2008                                    106,250              82
      300M    Pima County Ind. Dev. Auth.
                (Tucson Med. Ctr.) 6 3/8% 4/1/2012                                         319,875             246
------------------------------------------------------------------------------------------------------------------
                                                                                         1,202,875             925
------------------------------------------------------------------------------------------------------------------
              Housing--2.3%
      200M    Maricopa County Ind. Dev. Auth. Multi-Family
                Housing (Metro Gardens-Mesa Ridge Project)
                5.65% 7/1/2019                                                             204,250             157
       95M    Phoenix Hsg. Fin. Corp. Mtg. Rev.
                6.65% 7/1/2006                                                              97,019              75
------------------------------------------------------------------------------------------------------------------
                                                                                           301,269             232
------------------------------------------------------------------------------------------------------------------
              Transportation--7.7%
      385M    Phoenix Airport Revenue 6 1/4% 7/1/2012                                      417,725             321
      500M    Phoenix Civic Improvement Corp. Airport Revenue
                5% 7/1/2018                                                                478,125             368
      100M    Phoenix Street & Highway User Revenue
                6 1/4% 7/1/2002*                                                           105,250              81
------------------------------------------------------------------------------------------------------------------
                                                                                         1,001,100             770
------------------------------------------------------------------------------------------------------------------
              Utilities--24.3%
      200M    Central Arizona Water Conservation District
                Zero Coupon 5/1/2005                                                       153,250             118
              Chandler Water & Sewer Revenue:
      200M      7 1/4% 7/1/2013                                                            243,750             187
      225M      5 1/2% 7/1/2015                                                            228,937             176
      225M    Gilbert Water & Sewer Revenue 6 1/2% 7/1/2012                                245,813             189
      500M    Guam Power Authority Revenue 5% 10/1/2018                                    481,250             370
              Mesa Utility Systems Revenue:
      350M      6 1/8% 7/1/2007*                                                           382,813             294
      500M      5 3/8% 7/1/2015                                                            505,000             388
      100M    Peoria Water & Sewer Revenue  6.6% 7/1/2000*                                 103,421              80
      250M    Puerto Rico Electric Power Authority 5 1/4% 7/1/2013                         253,437             195
              Tucson Water Revenue:
      250M      8% 7/1/2013                                                                323,437             249
      250M      5% 7/1/2015                                                                243,437             187
------------------------------------------------------------------------------------------------------------------
                                                                                         3,164,545           2,433
------------------------------------------------------------------------------------------------------------------
              Other Revenue--10.1%
      320M    Avondale Municipal Development Corp. 5% 7/1/2015                             311,600             240
      305M    Casa Grande Excise Tax Rev. 6.1% 4/1/2009                                    323,681             249
      225M    Phoenix Civic Impt. Mun. Facs. Excise Tax Rev.
                6.6% 7/1/2004*                                                             249,469             192
      400M    Sierra Vista Mun. Ppty. Corp. Mun. Facs. Rev.
                6% 1/1/2011                                                                425,500             327
------------------------------------------------------------------------------------------------------------------
                                                                                         1,310,250           1,008
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $11,800,311)                                       12,484,340           9,601
------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX-EXEMPT
              INVESTMENTS--1.5%
      200M    Arizona Health Facilities Authority Revenue Pooled
                Loan Program Adjustable Rate Note 3.30%**
                (cost $200,000)                                                            200,000             154
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $12,000,311)                                                      97.5%         12,684,340           9,755
Other Assets, Less Liabilities                                             2.5             318,900             245
------------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%        $13,003,240         $10,000
==================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. The interest rate shown is the rate in effect at June 30, 1999.

See notes to financial statements






Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND
June 30, 1999
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
  Principal                                                                                             $10,000 of
     Amount   Security                                                                       Value      Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.5%
              Certificates of Participation--8.1%
    $ 500M    Castaic Lake Water Agency Water System Impt. Proj.
                7% 8/1/2012                                                            $   595,000         $   414
      500M    San Diego County Inmate Reception Center 6 3/4%
                8/1/2004*                                                                  563,125             392
------------------------------------------------------------------------------------------------------------------
                                                                                         1,158,125             806
------------------------------------------------------------------------------------------------------------------
              General Obligation--11.0%
      170M    Greenfield School District 7.1%  8/1/1999*                                   173,847             121
              Walnut Valley School District:
      750M      6% 8/1/2012                                                                815,625             568
      500M      7.2% 2/1/2016                                                              594,375             414
------------------------------------------------------------------------------------------------------------------
                                                                                         1,583,847           1,103
------------------------------------------------------------------------------------------------------------------
              Utilities--6.4%
      575M    East Bay Municipal Utility District 6.4% 6/1/2004*                           637,531             444
      250M    Fresno Water Revenue 6 1/4% 9/1/2014                                         280,625             195
------------------------------------------------------------------------------------------------------------------
                                                                                           918,156             639
------------------------------------------------------------------------------------------------------------------
              Other Revenue--72.0%
      500M    Barstow Redevelopment Agency 7% 9/1/2014                                     597,500             416
      100M    California Public Capital Impt. Fin. Auth. Rev. 8.1%
                3/1/2018                                                                   101,584              71
    1,315M    California State Public Works Board 6 1/2% 12/1/2008                       1,485,950           1,034
      680M    Golden West Schools Financing Authority Revenue
                5 3/4% 2/1/2017                                                            710,600             495
    1,000M    Long Beach Financing Authority Revenue 6%
                11/1/2017                                                                1,092,500             761
      300M    Sacramento Redev. Agency Merged Downtown Redev.
                Proj. 6 3/4% 11/1/2005                                                     315,375             219
      640M    San Francisco City & Cnty. Pkg. Auth. Rev. 7%
                6/1/2005*                                                                  735,200             512
      500M    San Francisco City & Cnty. Redev. Agy. (Moscone Ctr.)
                6 3/4% 7/1/2015                                                            552,500             385
      500M    San Jose Redevelopment Agency 6% 8/1/2015                                    548,125             381
      700M    San Mateo Joint Powers Authority Lease Revenue 6 1/2%
                7/1/2015                                                                   803,250             559
      500M    San Rafael Redevelopment Agency 6.45% 12/1/2017                              538,125             375
      500M    Santa Ana Financing Authority Lease Rev. 6 1/4%
                7/1/2015                                                                   560,000             390
      750M    Santa Margarita/Dana Point Impt. Dist.
                7 1/4% 8/1/2010                                                            898,125             625
      750M    South Gate Public Financing Authority
                6% 10/1/2012                                                               822,188             572
      500M    South Orange County Public Finance Authority
                7% 9/1/2011                                                                588,125             409
------------------------------------------------------------------------------------------------------------------
                                                                                        10,349,147           7,204
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $12,787,871)                                       14,009,275           9,752
------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT
              INVESTMENTS--.7%
      100M    California Statewide Cmnty. Dev. Auth.
                Certificates of Participation (John Muir/Mt. Diablo
                Health) Adjustable Rate Note 3.75%**
                (cost $100,000)                                                            100,000              70
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $12,887,871)                                                      98.2%         14,109,275           9,822
Other Assets, Less Liabilities                                             1.8             255,864             178
------------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%        $14,365,139         $10,000
==================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. The interest rate shown is the rate in effect at June 30, 1999.

See notes to financial statements






Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND
June 30, 1999
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
  Principal                                                                                             $10,000 of
     Amount   Security                                                                       Value      Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--96.7%
              Education--8.3%
   $  225M    Colorado Postsecondary Educ. Facs. Auth. Rev.
                (Aurora Fndtn. Proj.) 6% 9/1/2015                                      $   238,219         $   569
      100M    University of Northern Colorado Revenue
                6% 6/1/2004*                                                               107,375             257
------------------------------------------------------------------------------------------------------------------
                                                                                           345,594             826
------------------------------------------------------------------------------------------------------------------
              General Obligation--49.9%
      150M    Bayfield School District #10, 6 1/2% 6/1/2005*                               164,625             394
      175M    Denver City & County School District #1, 5 1/4%
                12/1/2017                                                                  173,250             414
      250M    Douglas County School District #RE 1, 8% 12/15/2009                          311,875             746
              Eagle Garfield & Routt Cntys. School District #RE 50J:
      150M      6.3% 12/1/2004*                                                            165,187             395
      200M      5 1/4% 12/1/2014                                                           199,750             478
      150M    El Paso County School District #020, 6.2% 12/15/2007                         165,000             394
      150M    Garfield County School District #RE 2, 6.15%
                12/1/2003*                                                                 161,625             386
      150M    Garfield Pitkin & Eagle Cntys. School District
                #RE 1, 6.6% 6/15/2004*                                                     165,000             394
      200M    Larimer County School District #1 (Poudre) 5%
                12/15/2016                                                                 192,750             461
      150M    Puerto Rico Commonwealth 6 1/4% 7/1/2012                                     168,938             404
      100M    Summit County School District #RE 1, 6.55%
                12/1/2004*                                                                 109,750             262
      100M    Yuma Hospital District 6.4% 11/1/2004*                                       109,375             261
------------------------------------------------------------------------------------------------------------------
                                                                                         2,087,125           4,989
------------------------------------------------------------------------------------------------------------------
              Health Care--9.0%
      100M    Colorado Health Facilities Authority (Sisters of Charity)
                6 1/4% 5/15/2012                                                           110,625             265
      250M    Colorado Springs Hospital Revenue 6% 12/15/2015                              268,125             641
------------------------------------------------------------------------------------------------------------------
                                                                                           378,750             906
------------------------------------------------------------------------------------------------------------------
              Transportation--11.7%
      100M    Arapahoe County Capital Improv. Highway Rev.
                (E-470) 6.05% 8/31/2015                                                    107,375             257
      150M    Denver City & County Airport Revenue 5 3/4%
                11/15/2016                                                                 156,938             375
      100M    E-470 Colorado Public Highway Authority Revenue
                5% 9/1/2017                                                                 95,125             227
      115M    Puerto Rico Commonwealth Hwy. & Transn. Auth.
                Rev. 6 1/4% 7/1/2014                                                       128,944             308
------------------------------------------------------------------------------------------------------------------
                                                                                           488,382           1,167
------------------------------------------------------------------------------------------------------------------
              Utilities--10.0%
      150M    Westminster Water & Wastewater Util. Enterprise Rev.
                6% 12/1/2009                                                               157,500             377
      150M    Widefield Water & Sanitary District Water & Sewer Rev.
                5.6% 12/1/2026                                                             152,062             363
      100M    Woodland Park Wastewater Util. Rev. 6.05% 12/1/2013                          107,000             256
------------------------------------------------------------------------------------------------------------------
                                                                                           416,562             996
------------------------------------------------------------------------------------------------------------------
              Other Revenue--7.8%
      100M    Pueblo Urban Renewal Authority Tax Increment Rev.
                6.05% 12/1/2012                                                            107,125             256
      100M    Puerto Rico Mun. Fin. Agy. Series "A" 6% 7/1/2014                            107,000             256
      100M    Puerto Rico Public Buildings Authority 6 1/4   7//1/2012                     112,625             269
------------------------------------------------------------------------------------------------------------------
                                                                                           326,750             781
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $3,828,968)                          96.7%          4,043,163           9,665
Other Assets, Less Liabilities                                             3.3             140,312             335
------------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%         $4,183,475         $10,000
==================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements






Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND
June 30, 1999
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
  Principal                                                                                             $10,000 of
     Amount   Security                                                                       Value      Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--95.1%
              Certificates of Participation--1.0%
   $  200M    Connecticut State (Middletown Courthouse Facilities)
                6 1/4% 12/15/2001*                                                     $   213,750          $   97
------------------------------------------------------------------------------------------------------------------
              Education--16.8%
              Conn. State Health & Educational Facilities
                Authority Revenue:
      725M      Choate Rosemary Hall 6.8% 7/1/2004*                                        806,563             368
      500M      Loomis Chafee School Project-Series "B" 6%
                  7/1/2015                                                                 529,375             242
    1,000M      Trinity College 6 1/8% 7/1/2004*                                         1,090,000             498
              University of Connecticut:
      750M      5 1/4% 4/1/2014                                                            750,937             343
      500M      5 1/4% 6/1/2015                                                            498,125             227
------------------------------------------------------------------------------------------------------------------
                                                                                         3,675,000           1,678
------------------------------------------------------------------------------------------------------------------
              General Obligation--24.7%
      250M    Ansonia 5% 10/15/2015                                                        243,438             111
      100M    Bethel 6 1/2% 2/15/2011                                                      113,500              52
      775M    Bridgeport 5 1/2% 9/1/2015                                                   797,281             364
              Connecticut State:
      500M      6 1/2% 3/15/2002* - Series "A"                                             536,875             245
      700M      6% 3/15/2012 - Series "E"                                                  761,250             348
      130M    Coventry 6.7% 12/15/2009                                                     149,663              68
              Griswold:
      250M      5 3/4% 4/15/2010                                                           260,312             119
      100M      6 1/4% 6/15/2010                                                           111,500              50
      100M    Groton City 6 3/4% 6/1/2007                                                  113,500              52
      800M    New Britain 6% 3/1/2012                                                      873,000             399
      130M    Newton 6.7% 8/15/2010                                                        149,175              68
      250M    Plainfield 6 3/8% 8/1/2011                                                   266,250             122
      290M    Regional School District #5, 6.3% 3/1/2002*                                  310,300             142
      330M    Southington 6.55% 4/1/2012                                                   352,688             161
       90M    Stafford 6.55% 11/15/2008                                                    101,813              46
      250M    Westbrook 6.4% 3/15/2010                                                     281,250             128
------------------------------------------------------------------------------------------------------------------
                                                                                         5,421,795           2,475
------------------------------------------------------------------------------------------------------------------
              Health Care--22.2%
              Conn. State Health & Educational Facilities Authority
                Revenue:
      450M      Bridgeport Hospital 6 1/2% 7/1/2012                                        482,062             220
      500M      Lawrence & Memorial Hospital 6 3/8% 7/1/2002*                              538,750             246
      500M      Masonicare 5% 7/1/2013                                                     488,750             223
      700M      New Britain General Hospital 6 1/8% 7/1/2014                               749,000             342
                Stamford Hospital:
      325M        Series "C" 6 1/2% 7/1/2001*                                              346,125             158
    1,000M        Series "G" 5% 7/1/2018                                                   951,250             434
      750M      Yale-New Haven Hospital 5.7% 7/1/2025                                      767,812             351
      500M    Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                6 1/4% 7/1/2016                                                            543,125             248
------------------------------------------------------------------------------------------------------------------
                                                                                         4,866,874           2,222
------------------------------------------------------------------------------------------------------------------
              Housing--3.6%
      750M    Connecticut State Housing Finance Authority
                6% 11/15/2010                                                              785,625             359
------------------------------------------------------------------------------------------------------------------
              Transportation--6.5%
              Connecticut State Special Tax Oblig. Transportation
                Infrastructure:
      285M      6% 10/1/2004*                                                              307,800             141
      250M      6.1% 10/1/2004*                                                            270,937             124
      500M      6 1/2% 10/1/2011                                                           567,500             259
      250M      6 1/8% 9/1/2012                                                            274,688             125
------------------------------------------------------------------------------------------------------------------
                                                                                         1,420,925             649
------------------------------------------------------------------------------------------------------------------
              Utilities--9.3%
      500M    Guam Power Authority Revenue 5% 10/1/2018                                    481,250             220
      750M    Puerto Rico Electric Power Authority Revenue
                5 1/4% 7/1/2013                                                            760,312             347
              South Central Conn. Regl. Water Auth. Water Sys. Rev.:
      250M      5 7/8% 8/1/2002*                                                           265,938             121
      500M      6 1/8% 8/1/2014                                                            534,375             244
------------------------------------------------------------------------------------------------------------------
                                                                                         2,041,875             932
------------------------------------------------------------------------------------------------------------------
              Other Revenue--11.0%
      545M    Connecticut State Dev. Auth. Govtl. Lease Rev.
                6 1/2% 6/15/2008                                                           596,094             272
      795M    Puerto Rico Commonwealth Infrastructure Fing. Auth.
                Spl. 5% 7/1/2017                                                           767,175             350
              Puerto Rico Public Buildings Authority:
      350M      6 1/4% 7/1/2013                                                            392,437             179
      575M      6 1/4% 7/1/2015                                                            644,719             295
------------------------------------------------------------------------------------------------------------------
                                                                                         2,400,425           1,096
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $19,704,280)                                       20,826,269           9,508
------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT
              INVESTMENTS--4.1%
      300M    Puerto Rico Commonwealth Floater Certificates
                Series (20) Adjustable Rate Note 3.49%**                                   300,000             137
      200M    Puerto Rico Commonwealth Govt. Dev. Bank
                Adjustable Rate Note 3.00%**                                               200,000              91
      400M    Puerto Rico Indl. Tourist Edl. Med. & Environment
                Ctrl. Facs. Adjustable Rate Note 3.30%**                                   400,000             183
------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $900,000)                                                                          900,000             411
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $20,604,280)                                                      99.2%         21,726,269           9,919
Other Assets, Less Liabilities                                              .8             176,600              81
------------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%        $21,902,869         $10,000
==================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. The interest rate shown is the rate in effect at June 30, 1999.

See notes to financial statements






Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND
June 30, 1999
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
  Principal                                                                                             $10,000 of
     Amount   Security                                                                       Value      Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.4%
              General Obligation--7.6%
  $ 1,000M    Florida State Board of Education 5% 6/1/2017                             $   965,000         $   388
      300M    Miami 6% 12/1/2010                                                           327,750             132
      500M    North Springs Improvement District 7% 10/1/2009                              584,375             236
------------------------------------------------------------------------------------------------------------------
                                                                                         1,877,125             756
------------------------------------------------------------------------------------------------------------------
              Health Care--9.2%
      350M    North Broward Hospital District 6 1/2% 1/1/2002*                             374,500             151
    1,000M    Orange County Health Facs. Auth. (Orlando Regl.
                Healthcare) 6 1/4% 10/1/2018                                             1,106,250             445
      750M    Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                6 1/4% 7/1/2016                                                            814,688             328
------------------------------------------------------------------------------------------------------------------
                                                                                         2,295,438             924
------------------------------------------------------------------------------------------------------------------
              Housing--4.3%
       95M    Dade County Hsg. Fin. Auth. Single-Family Mtge.
                6.95% 12/15/2012                                                            99,631              40
    1,000M    Florida Hsg. Fin. Corp. Homeowner Mortgage 5%
                7/1/2017                                                                   958,750             386
------------------------------------------------------------------------------------------------------------------
                                                                                         1,058,381             426
------------------------------------------------------------------------------------------------------------------
              Transportation--6.4%
      500M    Dade County Aviation Revenue Series "A" 6%
               10/1/2010                                                                   533,125             214
      300M    Florida State Turnpike Authority Turnpike Revenue
                6.35% 7/1/2002*                                                            319,875             129
      250M    Pensacola Airport Revenue 5.6% 10/1/2017                                     256,875             103
      455M    Port Palm Beach District Revenue 6 1/4% 9/1/2008                             486,281             196
------------------------------------------------------------------------------------------------------------------
                                                                                         1,596,156             642
------------------------------------------------------------------------------------------------------------------
              Utilities--44.7%
      750M    Charlotte County Utilities Revenue 6 3/4% 10/1/2003*                         829,688             334
    1,000M    Cocoa Water & Sewer Revenue 5 3/4% 10/1/2007*                              1,071,250             431
              Escambia County Utilities Authority Util. Sys. Rev.:
      500M      6 1/4% 1/1/2013                                                            556,250             224
    1,000M      6 1/4% 1/1/2015                                                          1,111,250             447
      690M    Jacksonville Beach Utility Revenue 6 3/4% 10/1/2001*                         740,887             298
      200M    Kissimmee Utility Authority Electric System Revenue
                6 1/2% 10/1/2001*                                                          213,750              86
    1,495M    Lakeland Electric & Water Revenue 6.05%
                10/1/2014                                                                1,631,419             657
      325M    Miramar Utilities Improvement Revenue 6.4%
                10/1/2007                                                                  355,063             143
    1,000M    Plant City Utility System Revenue 6% 10/1/2015                             1,087,500             438
      500M    Sarasota County Utility System Revenue 6 1/2%
                10/1/2004*                                                                 554,375             223
              Seminole County Water & Sewer Revenue:
      500M      6% 10/1/2009                                                               544,375             219
      500M      6% 10/1/2019                                                               541,875             218
    1,000M    St. John's County Water & Sewer Revenue 5 1/2%
                6/1/2011                                                                 1,040,000             419
      750M    West Melbourne Water & Sewer Revenue 6 3/4%
                10/1/2014                                                                  821,250             331
------------------------------------------------------------------------------------------------------------------
                                                                                        11,098,932           4,468
------------------------------------------------------------------------------------------------------------------
              Other Revenue--26.2%
    1,000M    Indian Trace Community Dev. District 5 3/4% 5/1/2011                       1,041,250             419
    1,000M    Jacksonville Capital Improvement (Gator Bowl Project)
                5 7/8% 10/1/2015                                                         1,060,000             427
      350M    Jacksonville Excise Taxes Revenue 6 1/2% 10/1/2013                           376,250             151
    1,000M    Leon County Capital Improvement Revenue 5 1/4%
                10/1/2017                                                                  991,250             399
      600M    Orange County Tourist Development Tax Revenue
                5.9% 10/1/2010                                                             647,250             261
    1,000M    Palm Beach County Criminal Justice Facilities Revenue
                5 3/8% 6/1/2011                                                          1,025,000             413
      300M    St. Lucie County Sales Tax Revenue 6 1/2% 10/1/2002*                         325,125             131
    1,000M    Tampa Sports Auth. Sales Tax Rev. (Tampa Bay Arena)
                5 3/4% 10/1/2020                                                         1,051,250             423
------------------------------------------------------------------------------------------------------------------
                                                                                         6,517,375           2,624
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $22,894,467)                                       24,443,407           9,840
------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT
              INVESTMENTS--.4%
      100M    Hillsborough County Indl. Dev. Auth. Pollution Control
                Revenue Adjustable Rate Note 3.35%**
                (cost $100,000)                                                            100,000              41
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $22,994,467)                                                      98.8%         24,543,407           9,881
Other Assets, Less Liabilities                                             1.2             296,811             119
------------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%        $24,840,218         $10,000
==================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at June 30, 1999.

See notes to financial statements






Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND
June 30, 1999
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
  Principal                                                                                             $10,000 of
     Amount   Security                                                                       Value      Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--95.9%
              Education--5.3%
   $  100M    Bibb County Dev. Auth. (Wesleyan College Project)
                5% 10/1/2018                                                            $   96,125         $   190
              Private Colleges & Universities Facilities Authority:
       80M      Mercer University Project 6.35% 11/1/2006                                   88,200             175
       80M      Spelman University Project 6% 6/1/2009                                      85,200             169
------------------------------------------------------------------------------------------------------------------
                                                                                           269,525             534
------------------------------------------------------------------------------------------------------------------
              General Obligation--22.9%
      100M    Atlanta 5% 12/1/2020                                                          94,625             188
       75M    Columbia County School District 6 1/4% 4/1/2004*                              80,812             160
      100M    Hall County School District 6.7% 12/1/2004*                                  112,000             222
      100M    Mitchell County School District 6 1/2% 3/1/2009                              109,250             217
      125M    Paulding County School District 6% 2/1/2013                                  135,781             269
      100M    Peach County School District 6.4% 2/1/2005*                                  110,250             218
      150M    Pike County School District 5.7% 2/1/2016                                    158,250             314
              Puerto Rico Commonwealth:
      100M      6 1/4% 7/1/2012                                                            112,625             223
      250M      5% 7/1/2017                                                                242,813             481
------------------------------------------------------------------------------------------------------------------
                                                                                         1,156,406           2,292
------------------------------------------------------------------------------------------------------------------
              Health Care--15.1%
      150M    Clarke County Hosp. Auth. (Athens Regl. Med. Ctr.
                Proj.) 5 3/8% 1/1/2018                                                     148,313             294
      225M    Fulton De Kalb Hosp. Auth. (Grady Memorial Hosp.)
                5 1/2% 1/1/2020                                                            226,406             449
      125M    Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                6 1/4% 7/1/2016                                                            135,781             269
      250M    Savannah Hosp. Auth. Rev. (St. Joseph's/Candler Health
                System) 5 1/4% 7/1/2013                                                    250,000             496
------------------------------------------------------------------------------------------------------------------
                                                                                           760,500           1,508
------------------------------------------------------------------------------------------------------------------
              Housing--3.1%
      150M    Georgia State Housing & Finance Authority Revenue
                5.7% 12/1/2011                                                             154,875             307
------------------------------------------------------------------------------------------------------------------
              Transportation--7.3%
      300M    Metropolitan Atlanta Rapid Transit Authority 6 1/4%
                7/1/2011                                                                   334,500             663
       30M    Puerto Rico Commonwealth Hwy. & Transn. Auth.
                6 1/4% 7/1/2014                                                             33,638              67
------------------------------------------------------------------------------------------------------------------
                                                                                           368,138             730
------------------------------------------------------------------------------------------------------------------
              Utilities--30.0%
       95M    Brunswick Water & Sewer Revenue 6.1% 10/1/2019                               103,906             206
       85M    Conyers Water & Sewer Revenue 6.45% 7/1/2010                                  91,906             182
       80M    Cordele Combined Public Utilities Revenue 6.4%
                11/1/2004*                                                                  88,400             175
      250M    Fulton County Water & Sewer Revenue 6 3/8% 1/1/2014                          280,313             556
              Georgia Municipal Gas Authority Revenue:
       80M      6.8% 11/1/2009                                                              88,700             176
      100M      5.8% 1/1/2015                                                              105,625             209
      250M    Gwinnett County Water & Sewer Auth. Revenue 5 1/4%
                8/1/2016                                                                   249,687             495
      150M    Milledgeville Water & Sewer Revenue 6% 12/1/2021                             163,313             324
      225M    Puerto Rico Electric Power Authority 5.4% 7/1/2013                           230,344             457
      100M    St. Mary's Water & Sewer Revenue 6 1/8% 7/1/2018                             109,625             217
------------------------------------------------------------------------------------------------------------------
                                                                                         1,511,819           2,997
------------------------------------------------------------------------------------------------------------------
              Other Revenue--12.2%
       80M    Appling County Dev. Auth. Poll. Ctl. Rev. 7.1% 1/1/2014                       89,000             177
       80M    Downtown Smyrna Development Authority Revenue
                6.7% 2/1/2005*                                                              89,400             177
       50M    East Point Building Authority Revenue 6% 2/1/2011                             53,000             105
      250M    Puerto Rico Commonwealth Infrastructure Fing. Auth.
                5% 7/1/2016                                                                244,375             484
      125M    Puerto Rico Public Buildings Authority 6 1/4% 7/1/2013                       140,156             278
------------------------------------------------------------------------------------------------------------------
                                                                                           615,931           1,221
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds  (cost $4,623,496)                                        4,837,194           9,589
------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT
              INVESTMENTS--2.0%
      100M    Burke County Dev. Auth. (Georgia Power Company)
                Adjustable Rate Note 3.85%** (cost $100,000)                               100,000             198
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $4,723,496)                                                       97.9%          4,937,194         $ 9,787
Other Assets, Less Liabilities                                             2.1             107,556             213
------------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%         $5,044,750         $10,000
==================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at June 30, 1999.

See notes to financial statements






Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND
June 30, 1999
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
  Principal                                                                                             $10,000 of
     Amount   Security                                                                       Value      Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--96.3%
              Education--7.7%
   $  250M    Maryland State Health & Higher Edl. Facs. Auth.
                (College of Art) 5% 6/1/2019                                           $   239,687         $   151
              Morgan State University Academic & Aux. Facs.
                Fees Revenue:
      500M      6.05% 7/1/2015                                                             547,500             346
      200M      6.1% 7/1/2020                                                              221,000             140
      200M    University of Maryland Aux. Fac. & Tuition Revenue
                6.3% 2/1/2001*                                                             210,250             133
------------------------------------------------------------------------------------------------------------------
                                                                                         1,218,437             770
------------------------------------------------------------------------------------------------------------------
              General Obligation--30.7%
      350M    Anne Arundel County Water & Sewer 6.3% 8/1/2005*                             383,688             242
              Baltimore, Maryland:
      100M      6.3% 10/15/2004                                                            109,000              69
      100M      7% 10/15/2009                                                              116,875              74
      250M      5 5/8% 10/15/2012                                                          260,625             165
      100M      5 5/8% 10/15/2013                                                          103,500              65
      750M      5 1/4% 10/15/2015                                                          750,937             474
      100M    Chesapeake Beach 6 1/2% 5/1/2012                                             104,750              66
              Frederick:
      100M      6 1/8% 12/1/2008                                                           106,500              67
      200M      6 1/8% 10/1/2014                                                           215,750             136
      450M    Maryland State 7% 10/15/2000*                                                472,500             298
              Puerto Rico Commonwealth:
      105M      6.6% 7/1/2002*                                                             113,531              72
      630M      6 1/4% 7/1/2012                                                            709,537             448
      275M      5 1/4% 7/1/2015                                                            277,063             175
      250M      5.65% 7/1/2015                                                             265,625             168
      500M    Queen Annes County 5.6% 11/15/2015                                           524,375             331
      325M    Washington County 5.8% 1/1/2013                                              343,281             217
------------------------------------------------------------------------------------------------------------------
                                                                                         4,857,537           3,067
------------------------------------------------------------------------------------------------------------------
              Health Care--15.9 %
      500M    Calvert County Economic Development Authority
                5% 1/1/2017                                                                478,750             302
              Maryland State Health & Higher Education
                Facilities Authority:
      500M      Maryland General Hospital 6 1/8% 7/1/2014                                  535,625             338
      250M      Medlantic/Helix 5 1/4% 8/15/2015                                           249,063             157
      225M      Suburban Hospital 6% 7/1/2002*                                             235,688             149
      250M    Maryland State Indl. Dev. Fing. Auth.
                (Holy Cross Health System) 5.7% 12/1/2010                                  262,500             166
      325M    Puerto Rico Indl. Tourist Edl. Med. and Env. Ctl. Facs.
                6 1/4% 7/1/2016                                                            353,031             223
      350M    Takoma Park Hospital Facilities (Adventist Hosp.)
                6 1/2% 9/1/2012                                                            398,125             252
------------------------------------------------------------------------------------------------------------------
                                                                                         2,512,782           1,587
------------------------------------------------------------------------------------------------------------------
              Housing--15.2%
      250M    Baltimore County Mortgage Revenue
                (Old Orchard Apts.) 7% 7/1/2016                                            267,500             169
              Maryland State Community Dev. Admin.
                Dept. Hsg. & Cmnty. Dev.:
      345M      7% 4/1/2014                                                                363,975             230
      600M      5 7/8% 7/1/2016                                                            616,500             389
      200M      5.6% 3/1/2017                                                              203,500             129
      300M      5% 4/1/2017                                                                287,250             181
              Montgomery County Single Family Mortgage Revenue:
      175M      6 1/2% 7/1/2011                                                            183,313             116
      500M      5.15% 7/1/2017                                                             487,500             308
------------------------------------------------------------------------------------------------------------------
                                                                                         2,409,538           1,522
------------------------------------------------------------------------------------------------------------------
              Transportation--5.3%
      500M    Maryland State Department of Transportation
                Zero Coupon 7/1/2012                                                       254,375             160
      525M    Puerto Rico Highway & Transportation Authority
                6 1/4% 7/1/2014                                                            588,656             372
------------------------------------------------------------------------------------------------------------------
                                                                                           843,031             532
------------------------------------------------------------------------------------------------------------------
              Utilities--10.9%
      300M    Baltimore Revenue Water Projects 5 3/8% 7/1/2015                             303,000             191
      250M    Baltimore Revenue Water Projects 5.8% 7/1/2015                               260,625             165
              Baltimore Wastewater Utilities Revenue:
      215M      6 1/4% 7/1/2002*                                                           230,588             146
      200M      6% 7/1/2015                                                                217,000             137
      750M    Guam Power Authority Revenue 5% 10/1/2018                                    721,875             456
------------------------------------------------------------------------------------------------------------------
                                                                                         1,733,088           1,095
------------------------------------------------------------------------------------------------------------------
              Other Revenue--10.6%
              Baltimore Convention Center:
      250M      6.1% 9/1/2004*                                                             268,125             169
      500M      5% 9/1/2019                                                                481,875             305
      250M    Maryland State Stadium Authority 5 7/8% 12/15/2013                           263,125             166
      100M    Montgomery County Parking Revenue
                (Bethesda Parking Lot) 6 1/4% 6/1/2009                                     106,125              67
      500M    Puerto Rico Public Buildings Authority
                6 1/4% 7/1/2015                                                            560,625             354
------------------------------------------------------------------------------------------------------------------
                                                                                         1,679,875           1,061
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $14,682,163)                                       15,254,288           9,634
------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT
              INVESTMENTS--1.3%
      200M    Montgomery County Hsg. Oppntys. Commn.
                (Multifam-Grosvenor House Associates)
                Adjustable Rate Note 3.30%** (cost $200,000)                               200,000             126
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $14,882,163)                                                      97.6%         15,454,288           9,760
Other Assets, Less Liabilities                                             2.4             379,693             240
------------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%        $15,833,981         $10,000
==================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. The interest rate shown is the rate in effect at June 30, 1999.

See notes to financial statements






Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND
June 30, 1999
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
  Principal                                                                                             $10,000 of
     Amount   Security                                                                       Value      Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--96.1%
              Education--7.0%
   $  425M    Massachusetts Health & Educational Facilities Authority
                (Northeastern University) 7 1/8% 10/1/2000*                             $  447,844         $   194
    1,000M    University of Massachusetts Building Authority
                Revenue 6 7/8% 5/1/2014                                                  1,176,250             511
------------------------------------------------------------------------------------------------------------------
                                                                                         1,624,094             705
------------------------------------------------------------------------------------------------------------------
              General Obligation--34.2%
    1,000M    Amherst-Pelham Regional School District 5 1/8%
                5/15/2018                                                                  966,250             419
    1,130M    Beverly 5% 9/1/2018                                                        1,074,913             467
      750M    Boston 5 7/8% 8/1/2012                                                       787,500             342
    1,000M    Frontier Regional School District 5% 6/15/2017                               958,750             416
    1,000M    Haverhill 5% 6/1/2014                                                        973,750             423
              Massachusetts General Obligation:
      300M      7% 7/1/2009                                                                348,375             151
    1,000M      6% 8/1/2010                                                              1,081,250             469
    1,100M    New Bedford 5 5/8% 10/1/2016                                               1,156,375             502
      500M    Wareham 7.1% 1/15/2001*                                                      536,250             233
------------------------------------------------------------------------------------------------------------------
                                                                                         7,883,413           3,422
------------------------------------------------------------------------------------------------------------------
              Health Care--24.6%
              Massachusetts Health & Educational Facilities Authority:
                Capital Asset Program:
      225M        7.35% 8/1/2008                                                           229,959             100
      400M        7.2% 7/1/2009                                                            413,568             180
      500M      Central New England Health 5 1/8% 8/1/2018                                 475,000             206
    1,000M      Harvard Pilgrim Health Care 5 1/4% 7/1/2013                                993,750             431
      750M      Massachusetts General Hospital 6 1/4% 7/1/2012                             825,938             359
      570M      Milton Hospital 7% 7/1/2016                                                595,234             258
    1,500M      Mt. Auburn Hospital 6 1/4% 8/15/2014                                     1,614,375             701
      490M      University Hospital 7 1/4% 7/1/2000*                                       516,631             224
------------------------------------------------------------------------------------------------------------------
                                                                                         5,664,455           2,459
------------------------------------------------------------------------------------------------------------------
              Housing--4.6%
              Massachusetts Housing Finance Agency:
      935M      6% 12/1/2012                                                               966,556             419
       85M      7.7% 12/1/2017                                                              87,165              38
------------------------------------------------------------------------------------------------------------------
                                                                                         1,053,721             457
------------------------------------------------------------------------------------------------------------------
              Transportation--7.9%
              Massachusetts Bay Transportation Authority:
      200M      Series "A" 7.65% 8/1/2000*                                                 212,484              92
    1,500M      Series "A" 5.8% 3/1/2013                                                 1,599,375             694
------------------------------------------------------------------------------------------------------------------
                                                                                         1,811,859             786
------------------------------------------------------------------------------------------------------------------
              Utilities--13.6%
              Boston Water & Sewer Commission:
      850M      7% 11/1/2001*                                                              919,062             399
    1,035M      5 3/4% 11/1/2013                                                         1,094,512             475
    1,000M    South Essex Sewer District 6 3/4% 6/1/2004*                                1,113,750             483
------------------------------------------------------------------------------------------------------------------
                                                                                         3,127,324           1,357
------------------------------------------------------------------------------------------------------------------
              Other Revenue--4.2%
    1,000M    Massachusetts Port Authority Revenue 5 1/8% 7/1/2017                         965,000             419
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $21,115,892)                                       22,129,866           9,605
------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT
              INVESTMENTS--2.6%
      300M    Massachusetts Health & Educational Facilities
                Authority (Capital Asset Program-Series "E")
                Adjustable Rate Note 3.35%**                                               300,000             130
      200M    Puerto Rico Commonwealth Government
                Development Bank
                Adjustable Rate Note 3.00%**                                               200,000              87
      100M    Puerto Rico Indl. Med. & Env. Ctrl. Facs.
                (Ana G. Mendez Univ. Sys. Proj.)
                Adjustable Rate Note 3.30%**                                               100,000              43
------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Investments
  (cost $600,000)                                                                          600,000             260
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $21,715,892)                                                      98.7%         22,729,866           9,865
Other Assets, Less Liabilities                                             1.3             310,985             135
------------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%        $23,040,851         $10,000
==================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset at least weekly by the issuer. The interest rate shown is the rate in effect at June 30, 1999.

See notes to financial statements






Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND
June 30, 1999
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
  Principal                                                                                             $10,000 of
     Amount   Security                                                                       Value      Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.3%
              Certificates of Participation--2.6%
  $ 1,000M    Michigan State Hsg. Representatives
                5 1/4% 8/15/2014                                                       $ 1,010,000         $   262
------------------------------------------------------------------------------------------------------------------
              General Obligation--51.5%
    1,055M    Calhoun County Water Supply System
                5 3/4% 5/1/2019                                                          1,082,694             281
    1,000M    Detroit City School District 5.85% 5/1/2006*                               1,081,250             281
    1,000M    Detroit Downtown Development Series "A"
                5 3/4% 7/15/2015                                                         1,048,750             272
    1,000M    East Detroit School District 6.1% 5/1/2016                                 1,077,500             280
    1,000M    Genesee County Sewer Disposal System
                5.4% 4/1/2013                                                            1,012,500             263
    1,000M    Grand Ledge Public School District
                7 7/8% 5/1/2004*                                                         1,161,250             302
    1,000M    Gull Lake Community School District Zero Coupon
                5/1/2013                                                                   481,250             125
    1,000M    Huron School District Zero Coupon 5/1/2015                                   426,250             111
    1,000M    Lake Orion Community School District 7% 5/1/2005*                          1,128,750             293
    1,000M    Lincoln Park School District 7% 5/1/2006*                                  1,140,000             296
    1,000M    Michigan State Environmental Protection Program
                6 1/4% 11/1/2012                                                         1,111,250             289
    1,000M    Montrose Township School District 6.2% 5/1/2017                            1,106,250             287
      350M    Oak Park 7.2% 5/1/2002*                                                      381,500              99
    1,000M    Portage Lake Water & Sewer Authority
                6.1% 10/1/2014                                                           1,081,250             281
    1,195M    Redford Unified School District 6 3/8% 5/1/2010                            1,330,931             346
      800M    Rochester School District 5 5/8% 5/1/2011                                    840,000             218
      380M    Saline Building Authority 7.1% 7/1/2009                                      403,750             105
    1,000M    South Lake Schools 5 1/8% 5/1/2014                                           991,250             257
      750M    Southgate Community School District
                5 3/4% 5/1/2014                                                            779,062             202
    1,000M    Waterford Township School District
                6 1/4% 6/1/2004*                                                         1,083,750             281
    1,000M    Zeeland Public Schools 6% 5/1/2004*                                        1,080,000             281
------------------------------------------------------------------------------------------------------------------
                                                                                        19,829,187           5,150
------------------------------------------------------------------------------------------------------------------
              Health Care--6.7%
              Michigan State Hospital Finance Authority Revenue:
                Saginaw Hosp. Fin. Auth. (Covenant Med. Ctr.):
    1,000M        5 5/8% 7/1/2013                                                        1,023,750             266
      500M        5 3/8% 7/1/2019                                                          490,000             127
    1,000M      St. John's Hospital 6% 5/15/2008                                         1,053,750             274
------------------------------------------------------------------------------------------------------------------
                                                                                         2,567,500             667
------------------------------------------------------------------------------------------------------------------
              Housing--1.3%
      500M    Michigan State Housing Dev. Auth. Single-Family
                Mtge. Rev. 7.3%  12/1/2016                                                 516,250             134
------------------------------------------------------------------------------------------------------------------
              Transportation--7.7%
    1,500M    Puerto Rico Commonwealth Hwy. & Transn. Hwy.
                Rev. 6 1/4% 7/1/2015                                                     1,681,875             437
    1,190M    Wayne Charter County (Detroit Metropolitan Airport)
                6 3/4% 12/1/2001*                                                        1,283,713             333
------------------------------------------------------------------------------------------------------------------
                                                                                         2,965,588             770
------------------------------------------------------------------------------------------------------------------
              Utilities--19.8%
              Detroit Water Supply System:
    1,750M      5.55% 7/1/2012                                                           1,826,562             475
    1,275M      6 1/2% 7/1/2015                                                          1,448,719             376
    1,000M    Kalamazoo Water Revenue 6% 9/1/2015                                        1,066,250             277
              Michigan State Strategic Fund (Detroit Edison):
    1,750M      6.95% 5/1/2011                                                           2,047,500             532
      500M      7% 5/1/2021                                                                601,875             156
      500M    Monroe County Economic Development Corporation
                (Detroit Edison) 6.95% 9/1/2022*                                           608,750             158
------------------------------------------------------------------------------------------------------------------
                                                                                         7,599,656           1,974
------------------------------------------------------------------------------------------------------------------
              Other Revenue--8.7%
    1,000M    Grand Rapids Downtown Development Authority
                Zero Coupon 6/1/2009                                                       612,500             159
              Michigan Municipal Bond Authority Revenue:
    1,500M      6.55% 11/1/2008                                                          1,665,000             433
    1,000M      6 1/8% 5/1/2014                                                          1,071,250             278
------------------------------------------------------------------------------------------------------------------
                                                                                         3,348,750             870
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $35,050,377)                                       37,836,931           9,827
------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT
              INVESTMENTS--3.6 %
      300M    Detroit Sewer Disposal Revenue
                Adjustable Rate Note 3.30%**                                               300,000              78
      500M    Michigan Hosp. Fin. Auth. Rev.
                (Hospital Equipment Loan Program)
                Adjustable Rate Note 3.35%**                                               500,000             130
      200M    Puerto Rico Commonwealth Govt. Dev. Bank
                Adjustable Rate Note 3.00%**                                               200,000              52
      100M    Puerto Rico Indl. Med. & Env. Ctrl. Facs.
                (Ana G. Mendez Univ. Sys. Proj.)
                Adjustable Rate Note 3.30%**                                               100,000              26
      300M   University of Michigan University Revenues
                Adjustable Rate Note 3.45%**                                               300,000              78
------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Investments (cost $1,400,000)                                  1,400,000             364
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $36,450,377)                                                     101.9%         39,236,931          10,191
Excess of Liabilities Over Other Assets                                   (1.9)           (734,426)           (191)
------------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%        $38,502,505         $10,000
==================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset at least weekly by the issuer. The interest rate shown is the rate in effect at June 30, 1999.

See notes to financial statements






Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND
June 30, 1999
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
  Principal                                                                                             $10,000 of
     Amount   Security                                                                       Value      Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--95.9%
              Certificates of Participation--5.1%
    $ 400M    Minneapolis Special School District #001,
                5.9% 2/1/2012                                                          $   423,500         $   507
------------------------------------------------------------------------------------------------------------------
              Education--5.1%
      400M    University of Minnesota 5 3/4% 7/1/2017                                      425,500             509
------------------------------------------------------------------------------------------------------------------
              General Obligation--32.0%
      325M    Becker Wastewater Treatment 5.8% 2/1/2010                                    340,844             408
      180M    Blaine Series "A" Fire Improvement 6.8% 2/1/2001*                            186,975             224
      150M    Cass Lake Independent School District #115,
                6 5/8% 2/1/2001*                                                           155,438             186
      285M    Inver Grove Heights Independent School District #199,
                5 3/4% 2/1/2012                                                            297,469             356
      280M    Lakeville 5 1/2% 2/1/2011                                                    286,650             343
      405M    Lino Lakes 5.7% 2/1/2012                                                     421,200             505
      275M    Minnesota State 6 1/4% 8/1/2002*                                             290,812             348
      350M    North St. Paul Maplewood Independent School District
                #622, 7.1% 2/1/2005*                                                       393,312             471
      650M    Rosemount Independent School District No. #196,
                Zero Coupon 4/1/2014                                                       302,250             362
------------------------------------------------------------------------------------------------------------------
                                                                                         2,674,950           3,203
------------------------------------------------------------------------------------------------------------------
              Health Care--25.8%
      195M    Duluth Economic Development Authority
                (Duluth Clinic) 6.2% 11/1/2002*                                            210,112             252
      200M    Hibbing Health Care Facilities Revenue
                (Duluth Clinic) 5 1/2% 11/1/2016                                           207,750             249
              Minneapolis & St. Paul Hsg. & Redev. Auth.
                Health Care System:
      150M      Childrens Health Care 5.7% 8/15/2016                                       154,313             185
      180M      Health One 7.4% 8/15/2000*                                                 188,775             226
      250M    Minneapolis Hospital Revenue (Fairview Hospital)
                6 1/2% 1/1/2011                                                            265,000             317
              Minnesota Agricultural & Economic Development Board:
      400M      Benedictine Health 5% 2/15/2017                                            383,000             459
      375M      Evangelical Lutheran Good Samaritan 5% 12/1/2015                           359,531             430
      200M      Fairview Hospital 5 3/4% 11/15/2026                                        206,000             247
      170M    St. Cloud Hosp. Facs. Rev. (St. Cloud Hosp.)
                Series "B" 7% 7/1/2001*                                                    182,325             218
------------------------------------------------------------------------------------------------------------------
                                                                                         2,156,806           2,583
------------------------------------------------------------------------------------------------------------------
              Housing--15.8%
      120M    Eagen Multi-Family Housing (Forest Ridge Apts.)
                7 1/2% 3/1/2027                                                            122,790             147
              Minnesota State Housing Finance Authority:
      600M      Rental Housing Revenue 5.9% 8/1/2015                                       618,750             741
                Single Family Mortgage Revenue:
       65M        6.9% 7/1/2009                                                             68,169              82
      185M        6.4% 1/1/2015                                                            192,862             231
              St. Paul Housing & Redevelopment Authority:
       65M      Multi-Family Housing Revenue
                  7 1/2% 3/1/2026 (Defaulted) (Note 1A)                                     66,300              79
      240M      Single Family Mortgage Revenue 6 1/4% 9/1/2014                             249,000             298
------------------------------------------------------------------------------------------------------------------
                                                                                         1,317,871           1,578
------------------------------------------------------------------------------------------------------------------
              Utilities--8.4%
      150M    Northern Municipal Power Agency Electric System
                Revenue 5 1/4% 1/1/2017                                                    148,688             178
      210M    Southern Minn. Municipal Power Agency
                Power Supply System 5 3/4% 1/1/2018*                                       218,400             262
      325M    Western Minn. Municipal Power Agency
                5 1/2% 1/1/2011                                                            335,156             401
------------------------------------------------------------------------------------------------------------------
                                                                                           702,244             841
------------------------------------------------------------------------------------------------------------------
              Other Revenue--3.7%
      300M    Scott County Hsg. & Redev. Auth. Fac. Lease Rev.
                5 1/2% 12/1/2015                                                           304,500             365
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $7,670,432)                                         8,005,371           9,586
------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT
              INVESTMENTS--1.2%
      100M    Cohasset Revenue (Minnesota Power & Light Co.)
                Adjustable Rate Note 3.60%** (cost $100,000)                               100,000             120
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $7,770,432)                                                       97.1%          8,105,371           9,706
Other Assets, Less Liabilities                                             2.9             245,170             294
------------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%         $8,350,541         $10,000
==================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at June 30, 1999.

See notes to financial statements






Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND
June 30, 1999
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
  Principal                                                                                             $10,000 of
     Amount   Security                                                                       Value      Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--93.2%
              Certificates of Participation--6.1%
    $ 125M    Missouri State (Bonne Terre Prison Project) 5 1/8%
                6/1/2017                                                                $  121,250         $   431
       50M    Richmond Heights Capital Improvement Projects 5.3%
                8/15/2017                                                                   49,625             176
------------------------------------------------------------------------------------------------------------------
                                                                                           170,875             607
------------------------------------------------------------------------------------------------------------------
              Education--6.8%
      200M    OTC Public Building Corp. Leasehold Revenue (Ozarks
                Tech. Cmnty. College) 5% 3/1/2019                                          191,000             678
------------------------------------------------------------------------------------------------------------------
              General Obligation--14.1%
       50M    Lincoln County Reorg. School District #3, 6.1%
                3/1/2005*                                                                   53,687             190
       90M    Puerto Rico Commonwealth 6 1/4% 7/1/2012                                     101,363             360
       50M    Springfield School District 7% 3/1/2008                                       57,750             205
       80M    St. Charles School District 6 1/2% 2/1/2006*                                  88,100             313
      100M    St. Louis Public Safety 5% 2/15/2015                                          97,500             346
------------------------------------------------------------------------------------------------------------------
                                                                                           398,400           1,414
------------------------------------------------------------------------------------------------------------------
              Health Care--20.3%
              Missouri State Health & Educational Facilities Authority:
      140M      BJC Health System 6 3/4% 5/15/2011                                         160,650             570
       90M      Health Midwest 6.1% 6/1/2011                                                95,850             340
      125M      Sisters of Sorrowful Mother Healthcare 6 1/4% 6/1/2007                     132,344             470
      100M      SSM Health Care 5% 6/1/2018                                                 95,125             338
       80M    Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                6 1/4% 7/1/2016                                                             86,900             308
------------------------------------------------------------------------------------------------------------------
                                                                                           570,869           2,026
------------------------------------------------------------------------------------------------------------------
              Housing--3.3%
       90M    Missouri State Hsg. Devel. Comm. (Ecumenical Housing)
                5.8% 3/1/2010                                                               93,150             331
------------------------------------------------------------------------------------------------------------------
              Transportation--6.3%
       75M    Kansas City Airport Revenue 6 7/8% 9/1/2004*                                  83,719             297
       85M    Puerto Rico Commonwealth Highway &
               Transportation Authority 6 1/4% 7/1/2013                                     94,881             337
------------------------------------------------------------------------------------------------------------------
                                                                                           178,600             634
------------------------------------------------------------------------------------------------------------------
              Utilities--22.7%
      100M    Guam Power Authority Revenue 5% 10/1/2018                                     96,250             342
      125M    Independence Water Utility Revenue 5% 11/1/2016                              120,937             429
       80M    Liberty Sewer System Revenue 6.15% 2/1/2015                                   86,100             306
              Missouri State Env. Impt. & Energy Res. Auth.
                Water Poll. Control:
       80M      6% 1/1/2016                                                                 84,200             299
       85M      6.05% 7/1/2016                                                              90,525             321
      150M    St. Louis Water and Sewer Revenue 6% 7/1/2004*                               162,375             576
------------------------------------------------------------------------------------------------------------------
                                                                                           640,387           2,273
------------------------------------------------------------------------------------------------------------------
              Other Revenue--13.6%
              Clay County Public Bldg. Authority Leasehold Revenue:
       25M      7% 5/15/2004*                                                               27,688              98
      100M      5 1/8% 5/15/2014                                                            99,125             352
       80M    Excelsior Springs School Dist. Bldg. Corp. Leasehold
                Rev. 6 1/2% 3/1/2009                                                        85,600             304
       80M    St. Louis Mun. Fing. Corp. Leasehold Revenue 5 3/4%
                8/1/2013                                                                    83,800             297
       80M    Warren County Public Facs. Authority Leasehold
                Revenue 6.3% 6/1/2003*                                                      86,700             308
------------------------------------------------------------------------------------------------------------------
                                                                                           382,913           1,359
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $2,512,968)                                         2,626,194           9,322
------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT
              INVESTMENTS--3.6%
      100M    Missouri State Dev. Fin. Brd. Infrastructure Facs. Rev.
                (City Union Station) Adjustable Rate Note 3.60%**
                (cost $100,000)                                                            100,000             355
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $2,612,968)                                                       96.8%          2,726,194           9,677
Other Assets, Less Liabilities                                             3.2              90,874             323
------------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%         $2,817,068         $10,000
==================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at June 30, 1999.

See notes to financial statements






Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND
June 30, 1999
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
  Principal                                                                                             $10,000 of
     Amount   Security                                                                       Value      Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.1%
              Education--2.3%
   $1,300M    New Jersey Educational Facilities Financing Authority
                Seton Hall University 6 1/4% 7/1/2010                                 $  1,365,000         $   228
------------------------------------------------------------------------------------------------------------------
              General Obligation--22.6%
    1,750M    Atlantic City Board of Education 6.1% 12/1/2015                            1,933,750             323
              Essex County Improvement Authority:
      955M      County College Project 6.9% 12/1/2004*                                   1,079,150             180
                Orange School District:
    1,025M        Series "A" 6.95% 7/1/2005*                                             1,165,937             195
    1,220M        Series "B" 6.95% 7/1/2005*                                             1,387,750             231
    3,000M    Essex County Improvement Authority
                (City of Newark) 5% 4/1/2014                                             2,928,750             489
    1,000M    New Jersey State Various Purposes 6% 2/15/2011                             1,081,250             180
    1,550M    Puerto Rico Commonwealth 6 1/4% 7/1/2013                                   1,737,937             290
              Union City:
    1,000M      6.7% 9/1/2002*                                                           1,088,750             182
      995M      6.4% 11/1/2013                                                           1,126,837             188
------------------------------------------------------------------------------------------------------------------
                                                                                        13,530,111           2,258
------------------------------------------------------------------------------------------------------------------
              Health Care--23.6%
              New Jersey Health Care Facilities Financing Authority:
    1,045M      Bayonne Hospital 6 1/4% 7/1/2012                                         1,132,519             189
    1,745M      General Hospital Center at Passaic 6% 7/1/2014                           1,897,688             317
    1,100M      Hunterdon Hospital 7% 7/1/2020                                           1,148,587             192
    1,750M      Monmouth Medical Center 6 1/4% 7/1/2004*                                 1,914,062             319
    1,500M      Ocean County Medical Center 6.9% 7/1/2007                                1,593,750             266
    3,120M      Riverview Medical Center 6 1/4% 7/1/2011                                 3,451,500             576
    1,000M      St. Barnabas Medical Center 5 1/4% 7/1/2014                                997,500             166
    2,000M      Virtua Health Issue 5 1/4% 7/1/2014                                      1,995,000             333
------------------------------------------------------------------------------------------------------------------
                                                                                        14,130,606           2,358
------------------------------------------------------------------------------------------------------------------
              Housing--3.7%
              New Jersey State Housing & Mortgage Financing Agency:
      380M      Series "A" 7 1/2% 4/1/2015                                                 389,025              65
      420M      Series "E" 7.65% 10/1/2016                                                 435,225              72
    1,385M      Series "C" 7 3/8% 10/1/2017                                              1,419,265             237
------------------------------------------------------------------------------------------------------------------
                                                                                         2,243,515             374
------------------------------------------------------------------------------------------------------------------
              Transportation--6.7%
    1,000M    New Jersey State Highway Authority
                (Garden State Parkway) 6.2% 1/1/2010                                     1,105,000             184
    3,000M    South Jersey Transportation Authority 5% 11/1/2015                         2,906,250             485
------------------------------------------------------------------------------------------------------------------
                                                                                         4,011,250             669
------------------------------------------------------------------------------------------------------------------
              Utilities--13.3%
    1,000M    Bergen County Utility Authority Pollution Control
                6 1/2% 6/15/2002*                                                        1,078,750             180
    1,500M    Essex County Impt. Auth. Rev. Utility System
                5 3/4% 7/1/2027                                                          1,560,000             261
              New Jersey Wastewater Treatment Trust:
    1,435M      6 1/4% 4/1/2004*                                                         1,564,150             261
    1,310M      7% 7/1/2011                                                              1,534,338             256
    1,040M    Passaic Valley Water Commission 6.4% 12/15/2002*                           1,128,400             188
    1,000M    Puerto Rico Commonwealth Aqueduct & Sewer
                Authority 6 1/4% 7/1/2013                                                1,121,250             187
------------------------------------------------------------------------------------------------------------------
                                                                                         7,986,888           1,333
------------------------------------------------------------------------------------------------------------------
              Other Revenue--25.9%
    2,900M    Atlantic County Impt. Auth. Lux. Tax.
                (Convention Center) 7.4% 7/1/2016                                        3,574,250             596
      350M    Cape May County Indl. Pollution Control Fin. Auth.
                6.8% 3/1/2021                                                              416,938              70
    1,250M    Casino Reinvestment Dev. Auth. Pkg. Fee Rev. 5 1/4%
                10/1/2013                                                                1,256,250             210
              New Jersey Economic Development Authority:
                Educational Testing Service:
    1,000M        5.9% 5/15/2005*                                                        1,081,250             180
    2,000M        6 1/8% 5/15/2005*                                                      2,185,000             365
    2,185M      Market Transition Facility 5 7/8% 7/1/2011                               2,316,100             386
    1,775M      N.J. Performing Arts Center 6% 6/15/2012                                 1,932,531             322
              Puerto Rico Public Buildings Authority:
    1,275M      Series "A" 6 1/4% 7/1/2013                                               1,429,594             239
    1,195M      Series "A" 6 1/4% 7/1/2014                                               1,345,869             225
------------------------------------------------------------------------------------------------------------------
                                                                                        15,537,782           2,593
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $55,228,820)                                       58,805,152           9,813
------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT
              INVESTMENTS--.4%
      200M    Puerto Rico Commonwealth Government Development
                Bank Adjustable Rate Note 3.00%**
                (cost $200,000)                                                            200,000              33
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $55,428,820)                                                      98.5%         59,005,152           9,846
Other Assets, Less Liabilities                                             1.5             920,551             154
------------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%        $59,925,703         $10,000
==================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. The interest rate shown is the rate in effect at June 30, 1999.

See notes to financial statements






Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND
June 30, 1999
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
  Principal                                                                                             $10,000 of
     Amount   Security                                                                       Value      Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--94.3%
              Certificates of Participation--2.3%
     $100M    Charlotte Convention Facilities Project 6 3/4%
                12/1/2001*                                                             $   107,875         $   116
      100M    Cumberland County Civic Center Project 6.3%
                12/1/2004*                                                                 110,125             118
------------------------------------------------------------------------------------------------------------------
                                                                                           218,000             234
------------------------------------------------------------------------------------------------------------------
              Education--2.8%
      250M    North Carolina Cent. Univ. Hsg. Rev. 5.6% 11/1/2012                          263,438             284
------------------------------------------------------------------------------------------------------------------
              General Obligation--29.4%
      250M    Cleveland County 5 1/2% 3/1/2012                                             260,312             280
      200M    Cumberland County 5 1/2% 4/1/2012                                            207,750             224
      200M    Currituck County 5.4% 4/1/2013                                               207,500             223
      200M    Gaston County 5.7% 3/1/2013                                                  210,750             227
      220M    Laurinburg 5.3% 6/1/2012                                                     224,950             242
      200M    Mecklenburg County 6.2% 1/1/2002*                                            210,750             227
      200M    Morganton 5.7% 6/1/2014                                                      211,500             228
      400M    Onslow County 5.7% 3/1/2011                                                  421,000             453
      235M    Puerto Rico Commonwealth 6 1/4% 7/1/2012                                     264,669             285
      280M    Rowan County 5.6% 4/1/2014                                                   294,350             317
      200M    Watauga County 5.9% 6/1/2014                                                 213,000             229
------------------------------------------------------------------------------------------------------------------
                                                                                         2,726,531           2,935
------------------------------------------------------------------------------------------------------------------
              Health Care--25.2%
      400M    Catawba County Hospital Revenue
                (Catawba Memorial Hospital) 5% 10/1/2017                                   382,000             411
      150M    New Hanover County (New Hanover Regional
                Medical Center) 5 3/4% 10/1/2026                                           154,312             166
              North Carolina Medical Care Commission
                Health Care Facilities:
      250M      High Point Regional Health System 5 1/4% 10/1/2015                         246,875             266
      500M      Novant Health Project 5% 10/1/2013                                         490,000             527
                Rex Healthcare:
      250M        5% 6/1/2013                                                              245,000             264
      250M        5% 6/1/2017                                                              237,502             256
      175M    Puerto Rico Indl. Tourist Edl. Med. and Env. Ctl. Facs.
                6 1/4% 7/1/2016                                                            190,094             205
      400M    University of North Carolina Hospital (Chapel Hill)
                5 1/4% 2/15/2015                                                           396,000             426
------------------------------------------------------------------------------------------------------------------
                                                                                         2,341,783           2,521
------------------------------------------------------------------------------------------------------------------
              Housing--1.4%
      125M    North Carolina Housing Finance Agency Multi-Family
                6.6% 7/1/2017                                                              133,594             144
------------------------------------------------------------------------------------------------------------------
              Transportation--6.1%
      505M    Puerto Rico Commonwealth Highway & Transportation
                Authority 6 1/4% 7/1/2014                                                  566,231             609
------------------------------------------------------------------------------------------------------------------
              Utilities--20.1%
      250M    Asheville Water System Revenue 5 5/8% 8/1/2013                               259,375             279
      250M    Buncombe County Solid Waste System 5.6% 3/1/2011                             260,000             280
              Fayetteville Public Works Commission Revenue:
      390M      5.7% 2/1/2010                                                              410,475             442
      250M      5.1% 3/1/2015                                                              244,688             263
      250M    Kinston Enterprise System Revenue 5.7% 4/1/2012                              265,937             286
      200M    North Carolina Eastern Municipal Power Agency 5.6%
                1/1/2010                                                                   209,250             225
      200M    North Carolina Municipal Power Agency
                (Catawba Electric) 6% 1/1/2010                                             216,250             233
------------------------------------------------------------------------------------------------------------------
                                                                                         1,865,975           2,008
------------------------------------------------------------------------------------------------------------------
              Other Revenue--7.0%
      350M    Cabarrus County Dev. Corp. Installment Pmt. Rev.
                5.3% 6/1/2019                                                              346,063             373
      270M    Puerto Rico Public Buildings Authority 6 1/4% 7/1/2012                       304,087             327
------------------------------------------------------------------------------------------------------------------
                                                                                           650,150             700
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $8,464,443)                                         8,765,702           9,435
------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT
              INVESTMENTS--10.8%
    $ 200M    North Carolina Edl. Facs. Fin. Agy. Rev.
                (Bowman Grey Sch. Med. Proj.)
                Adjustable Rate Note 3.70%**                                               200,000             216
      500M    North Carolina Med. Care Commn. Health Care Facs.
                (The Givens Estates Inc. Project)
                Adjustable Rate Note 3.60%**                                               500,000             538
      300M    Wake County Indl. Facs. & Pollution Ctl. Fing. Auth.
                Rev. (Carolina Power & Light Co.) Adjustable Rate
                Note 3.85%**                                                               300,000             323
------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $1,000,000)                                                                      1,000,000           1,077
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $9,464,443)                                                      105.1%          9,765,702          10,512
Excess of Liabilities Over Other Assets                                   (5.1)           (475,429)           (512)
------------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%         $9,290,273         $10,000
==================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset at least weekly by the issuer. The interest rate shown is the rate in effect at June 30, 1999.

See notes to financial statements






Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund -- OHIO FUND
June 30, 1999
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
  Principal                                                                                             $10,000 of
     Amount   Security                                                                       Value      Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.7%
              General Obligation--69.7%
  $ 1,000M    Adams County Valley Local School District
                7% 12/1/2015                                                           $ 1,195,000         $   602
      800M    Avon Local School District 6 1/2% 12/1/2015                                  912,000             459
      500M    Batavia Local School District 7% 12/1/2005*                                  571,875             288
    1,000M    Beaver Creek Local School District 6.6% 12/1/2015                          1,151,250             580
      425M    Bedford Heights 6 1/2% 12/1/2014                                             466,438             235
      500M    Brecksville-Broadview Heights City School District
                6 1/2% 12/1/2016                                                           556,875             281
      250M    Cardington & Lincoln Local School District
                6.6% 12/1/2014                                                             266,875             134
              Cleveland:
      500M      6 3/8% 7/1/2002*                                                           538,125             271
      250M      6 5/8% 11/15/2004*                                                         279,062             141
      500M    Clyde-Green Springs Exempted Village
                School District 7% 12/1/2013                                               561,250             283
      450M    Dublin 6.4% 12/1/2014                                                        505,125             254
      525M    East Clinton Local School District 6 7/8% 12/1/2009                          586,031             295
      265M    Finneytown Local School District 6 1/4% 12/1/2012                            294,150             148
      700M    Garfield Heights 6.3% 12/1/2014                                              761,250             383
      500M    Lakeview Local School District 6.9% 12/1/2004*                               565,000             285
      500M    Lakewood City School District 6.95% 12/1/2015                                560,000             282
      270M    Muskingum County 7.2% 12/1/2000*                                             287,888             145
      500M    North Royalton City School District 6% 12/1/2014                             540,625             272
      250M    Olmsted Falls Local School District 6.85%
                12/15/2004*                                                                281,875             142
      350M    Portage County 6.2% 12/1/2014                                                379,312             191
      285M    Shaker Heights City School District 7.1% 12/15/2010                          333,806             168
      250M    Springfield Local School District 7 1/8% 12/1/2000*                          264,063             133
      550M    Summit County 6.4% 12/1/2004*                                                603,625             304
      250M    Toledo 6 1/2% 12/1/2002*                                                     271,875             137
      500M    Tuscarawas Valley Local School District 6.6%
                12/1/2005*                                                                 562,500             283
      250M    Valley View 7% 12/1/2000*                                                    265,625             134
      250M    Wayne Local School District 6.45% 12/1/2011                                  281,563             142
------------------------------------------------------------------------------------------------------------------
                                                                                        13,843,063           6,972
------------------------------------------------------------------------------------------------------------------
              Health Care--7.7%
    $ 255M    Franklin County Hospital Revenue
                (Holy Cross Health System) 7 5/8% 6/1/2009                                 266,554             134
      500M    Lorain County Hosp. Rev.
                (Catholic Healthcare Partners) 5 1/2% 9/1/2011                             514,375             259
      300M    Montgomery County (Sisters of Charity Health Care)
                6 1/4% 5/15/2003*                                                          322,125             162
      400M    Trumbull County Hospital Revenue 6.9% 11/15/2003*                            432,500             218
------------------------------------------------------------------------------------------------------------------
                                                                                         1,535,554             773
------------------------------------------------------------------------------------------------------------------
              Transportation--5.2%
    1,000M    Ohio State Turnpike Commission Turnpike Revenue
                5 1/2% 2/15/2024                                                         1,027,500             518
------------------------------------------------------------------------------------------------------------------
              Utilities--13.7%
      600M    Alliance Sewer System Revenue 6% 10/15/2010                                  642,000             324
      340M    Cleveland Waterworks Revenue 6 1/2% 1/1/2002*                                363,800             183
      280M    Hamilton Wastewater Revenue 5.9% 10/15/2011                                  297,150             150
      500M    Lebanon Mortgage Sewer System Revenue
                5.3% 12/1/2020                                                             492,500             248
      165M    Ohio State Air Quality Dev. Auth. Rev.
                (Ohio Power Co.) 7.4% 8/1/1999*                                            168,744              85
      250M    Ohio State Water Dev. Auth. Rev. Pure Water Series
                7% 12/1/2009                                                               282,500             142
      200M    Toledo Water Revenue 6% 11/15/2007                                           214,750             108
      250M    Warren Waterworks Revenue 5 1/2% 11/1/2015                                   259,687             131
------------------------------------------------------------------------------------------------------------------
                                                                                         2,721,131           1,371
------------------------------------------------------------------------------------------------------------------
              Other Revenue--1.4%
      250M    Ohio State Building Auth.
                (Juvenile Correction Projects) 6.6% 10/1/2004*                             278,125             140
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $18,155,198)                                       19,405,373           9,774
------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT
              INVESTMENTS--1.5%
    $ 300M    Franklin County Health System Revenue
                (Franciscan Sisters-St. Anthony Med.)
                Adjustable Rate Note 3.80%** (cost $300,000)                               300,000             151
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $18,455,198)                                                      99.2%         19,705,373           9,925
Other Assets, Less Liabilities                                              .8%            148,910              75
------------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%        $19,854,283         $10,000
==================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at June 30, 1999.

See notes to financial statements






Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OREGON FUND
June 30, 1999
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
  Principal                                                                                             $10,000 of
     Amount   Security                                                                       Value      Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.8%
              Certificates of Participation--5.3%
    $ 500M    Oregon State Dept. of Administrative Services 5.65%
                5/1/2007*                                                              $   530,625         $   378
      100M    Oregon State Dept. of General Services 6% 9/1/2010                           104,875              75
      100M    Washington County Educational Service District 7%
                6/1/2005*                                                                  112,250              80
------------------------------------------------------------------------------------------------------------------
                                                                                           747,750             533
------------------------------------------------------------------------------------------------------------------
              Education--3.8%
      200M    Chemeketa Commmunity College District 6.4%
                7/1/2009                                                                   217,000             154
      100M    Multnomah County Educl. Facs. (Univ. of Portland)
                5.1% 4/1/2013                                                               99,375              71
      200M    Oregon State Hlth. & Hsg. Educl. & Cult. Facs.
                (Lewis & Clark College) 6% 10/1/2013                                       215,000             153
------------------------------------------------------------------------------------------------------------------
                                                                                           531,375             378
------------------------------------------------------------------------------------------------------------------
              General Obligation--50.1%
      300M    Chemeketa Commmunity College District 5.8%
                6/1/2006*                                                                  319,125             227
      200M    Clackamas County School District #115, 5.8%
                6/1/2004*                                                                  214,500             153
      750M    Columbia County School District #502, Zero Coupon
                6/1/2014                                                                   340,313             242
      250M    Jackson County School District #005 (Ashland) 5.7%
                6/1/2007                                                                   265,625             189
      200M    Josephine County School District (Three Rivers) 5.65%
                12/1/2008                                                                  207,500             148
      200M    Klamath County Series "A" 5.3% 6/1/2011                                      205,250             146
      245M    La Grande 5 5/8% 6/1/2011                                                    252,656             180
              Lane County School District:
      200M      #019 (Springfield) 6 1/4% 10/15/2004*                                      217,750             155
      250M      #019 (Springfield) 6% 10/15/2014                                           271,875             193
      115M      #052 (Bethel) 7% 12/1/2006                                                 131,387              93
      200M    Lincoln County School District 5 1/4% 6/15/2012                              201,750             144
      180M    Linn County School District #095 (Scio) 5 3/4% 7/15/2011                     186,975             133
      100M    Marion & Linn Counties Elem. School Dist. #077J
                (Stayton) 6.1% 7/1/2005*                                                   107,750              77
      200M    Polk Marion & Benton Counties School District #13J,
                5 1/2% 12/1/2008                                                           207,750             148
              Puerto Rico Commonwealth:
      540M      6 1/4% 7/1/2012                                                            608,175             433
      650M      6 1/4% 7/1/2013                                                            728,813             519
              Salem-Keizer School District #24J:
      500M      5 3/8% 6/1/2014                                                            505,000             359
      500M      5% 6/1/2017                                                                480,625             342
      250M    Tillamook County 5.6% 1/15/2012                                              257,500             183
              Umatilla County School District #016R (Pendleton):
      200M      6% 7/1/2004*                                                               214,750             153
      500M      5 1/4% 7/1/2014                                                            504,375             359
      170M    Washington County School District #003 (Hillsboro)
                6% 11/1/2005*                                                              182,963             130
              Washington County School District #88J (Sherwood):
      145M      6.1% 6/1/2005*                                                             156,056             111
       55M      6.1% 6/1/2012                                                               58,781              42
      200M    Yamhill County School District #029J (Newberg)
                6.1% 6/1/2004*                                                             215,000             153
------------------------------------------------------------------------------------------------------------------
                                                                                         7,042,244           5,012
------------------------------------------------------------------------------------------------------------------
              Health Care--3.6%
       25M    Clackamas County Health Facs. Auth.
                (Adventist Health) 6.35% 3/1/2009                                           26,469              19
      500M    Clackamas County Hospital Facs. Auth.
                (Legacy Health System) 5% 2/15/2016                                        481,250             342
------------------------------------------------------------------------------------------------------------------
                                                                                           507,719             361
------------------------------------------------------------------------------------------------------------------
              Housing--4.8%
              Oregon State Housing & Community Svcs. Dept.
                Mtge. Rev. Single Family Mortgage Program:
      250M        6% 7/1/2012                                                              260,625             185
      400M        5.95% 7/1/2013                                                           413,500             295
------------------------------------------------------------------------------------------------------------------
                                                                                           674,125             480
------------------------------------------------------------------------------------------------------------------
              Transportation--7.1%
              Oregon State Department of Transportation Revenue:
      100M      7% 6/1/2004                                                                111,250              79
      100M      6.2% 6/1/2008                                                              107,500              77
      200M      6 1/4% 6/1/2009                                                            216,250             154
      500M    Puerto Rico Highway & Transportation Authority
                Highway Revenue 6 1/4% 7/1/2014                                            560,625             399
------------------------------------------------------------------------------------------------------------------
                                                                                           995,625             709
------------------------------------------------------------------------------------------------------------------
              Utilities--20.5%
              Emerald Peoples Utility District:
      100M      6.4% 11/1/2001*                                                            105,000              75
      325M      7.35% 11/1/2011                                                            396,094             282
      200M    Klamath Falls Water Revenue 6.1% 6/1/2014                                    214,000             152
      250M    Marion County Solid Waste & Elec. Revenue 5 3/8%
                10/1/2008                                                                  258,438             184
      250M    Portland Gas Tax Revenue 5 3/4% 6/1/2012                                     265,312             189
              Portland Sewer System Revenue:
      400M      6.2% 6/1/2004*                                                             433,000             308
      200M      6 1/4% 6/1/2004*                                                           216,500             154
      250M    Salem Water & Sewer Revenue 5 1/2% 6/1/2012                                  258,437             184
      200M    South Fork Water Board Water Revenue 6% 2/1/2004*                            214,000             152
              Washington County Unified Sewer Agency:
      250M      5 3/4% 10/1/2012                                                           268,125             191
      240M      5 1/2% 10/1/2014                                                           249,000             177
------------------------------------------------------------------------------------------------------------------
                                                                                         2,877,906           2,048
------------------------------------------------------------------------------------------------------------------
              Other Revenue--3.6%
      100M    Puerto Rico Municipal Finance Agency 6% 7/1/2014                             107,000              76
      355M    Puerto Rico Public Buildings Authority 6 1/4% 7/1/2012                       399,819             285
------------------------------------------------------------------------------------------------------------------
                                                                                           506,819             361
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $13,321,886)                         98.8%         13,883,563           9,882
Other Assets, Less Liabilities                                             1.2             166,312             118
------------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%        $14,049,875         $10,000
==================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements






Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND
June 30, 1999
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
  Principal                                                                                             $10,000 of
     Amount   Security                                                                       Value      Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.4%
              Education--8.4%
  $ 1,570M    Allegheny Cnty. Higher Educ. Bldg. Auth. (Duquesne
                Univ.) 5 1/2% 3/1/2020                                                $  1,615,137         $   394
      675M    Northeast. Pa. Hosp. & Ed. Auth. (Luzerne Cnty.
                Cmnty. College) 6.55% 2/15/2005*                                           739,125             180
    1,000M    Philadelphia Hosp. & Higher Edl. Facs. Auth.
                (Cmnty. College) 6 1/8% 5/1/2004*                                        1,086,250             265
------------------------------------------------------------------------------------------------------------------
                                                                                         3,440,512             839
------------------------------------------------------------------------------------------------------------------
              General Obligation--17.2%
    1,470M    Erie 5.7% 5/15/2007*                                                       1,556,363             379
    1,310M    General McLane School District 5 3/4% 5/15/2007*                           1,390,237             339
              Philadelphia:
      615M      6% 11/15/2004*                                                             668,044             163
      385M      6% 11/15/2014                                                              413,875             101
    1,500M    Pittsburgh 5 1/2% 9/1/2014                                                 1,545,000             376
    1,000M    Stroudsburg Area School District 5.8% 10/1/2005*                           1,063,750             259
      400M    Trinity Area School District 6 5/8% 11/1/2001*                               422,000             103
------------------------------------------------------------------------------------------------------------------
                                                                                         7,059,269           1,720
------------------------------------------------------------------------------------------------------------------
              Health Care--25.9%
              Allegheny County Hospital Development Authority:
    1,000M      Allegheny General Hospital Project 6.2% 9/1/2015                         1,016,250             248
                Health Center - University of Pittsburgh:
    1,000M        5.6% 4/1/2013                                                          1,032,500             251
    1,000M        5.65% 4/1/2014                                                         1,036,250             253
    1,250M      South Hills Health System 5.8% 5/1/2016                                  1,304,688             318
    1,500M    Berks County Mun. Auth. Hosp. (Reading Hosp. Med.
                Ctr.) 5.7% 10/1/2014                                                     1,567,500             382
    1,100M    Blair County Hosp. Auth. Rev. (Altoona Hosp.) 6 3/8%
                7/1/2014                                                                 1,183,875             288
              Dauphin County Gen. Health System (Pinnacle Health
                System):
    1,000M      5 1/2% 5/15/2013                                                         1,018,750             248
    1,000M      5 1/8% 8/15/2017                                                           963,750             235
    1,000M    Pennsylvania State Higher Edl. Facs. Auth. Health
                Svcs. 5.7% 11/15/2011                                                    1,001,250             244
      500M    St. Mary Hosp. Auth., Langhorne Hosp. Rev.
                (Franciscan Health) 7% 7/1/2014                                            517,175             126
------------------------------------------------------------------------------------------------------------------
                                                                                        10,641,988           2,593
------------------------------------------------------------------------------------------------------------------
              Housing--1.9%
              Pennsylvania Housing Finance Agency
                Single-Family Mtge.:
      460M      7.15% 4/1/2015                                                             478,400             117
      285M      7.3% 10/1/2017                                                             297,112              72
------------------------------------------------------------------------------------------------------------------
                                                                                           775,512             189
------------------------------------------------------------------------------------------------------------------
              Utilities--33.5%
              Allegheny County Sanitation Authority Sewer Revenue:
    1,100M      6 1/2% 12/1/2001*                                                        1,159,125             282
    1,000M      6 1/4% 12/1/2014                                                         1,088,750             265
      250M    Harrisburg Authority Water Revenue 6 1/2% 8/15/2002*                         265,938              65
    1,000M    North Pennsylvania Water Authority 6 7/8% 11/1/2004*                       1,118,750             273
    1,000M    North Wales Water Authority 6 3/4% 11/1/2004*                              1,105,000             269
    1,000M    Philadelphia Gas Works Revenue  5 1/2% 7/1/2015                            1,017,500             248
              Philadelphia Water & Wastewater:
    1,230M      6 1/4% 8/1/2011                                                          1,359,150             331
    2,000M      6 1/4% 8/1/2012                                                          2,220,000             541
    2,950M    Pittsburgh Water & Sewer Authority 6 1/2% 9/1/2013                         3,351,937             817
    1,000M    Washington County Indl. Dev. Auth. (West Penn.
                Power) 6.05% 4/1/2014                                                    1,065,000             260
------------------------------------------------------------------------------------------------------------------
                                                                                        13,751,150           3,351
------------------------------------------------------------------------------------------------------------------
              Other Revenue--11.5%
    1,500M    Harrisburg Authority Pooled Bond Program 5 5/8%
                4/01/2015                                                                1,533,750             374
    1,000M    Pennsylvania Intergovernmental Coop. Auth. Spl.
                Tax Rev. 7% 6/15/2005*                                                   1,123,750             274
    1,000M    Pennsylvania State Industrial Development Authority
                6% 1/1/2012                                                              1,063,750             259
    1,000M    Philadelphia Authority Ind. Dev. Lease Rev. 5.4%
                2/15/2017                                                                1,005,000             245
------------------------------------------------------------------------------------------------------------------
                                                                                         4,726,250           1,152
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $38,082,831)                                       40,394,681           9,844
------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT
              INVESTMENTS--.3%
      100M    South Fork Municipal Authority Hospital Revenue
                (Conemaugh Health System)
                Adjustable Rate Note 3.85%** (cost $100,000)                               100,000              24
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $38,182,831)                                                      98.7%         40,494,681           9,868
Other Assets, Less Liabilities                                             1.3             542,089             132
------------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%        $41,036,770         $10,000
==================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at June 30, 1999.

See notes to financial statements






Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND
June 30, 1999
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
  Principal                                                                                             $10,000 of
     Amount   Security                                                                       Value      Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.2%
              Education--7.6%
    $ 575M    George Mason University 6 3/8% 2/1/2016                                  $   624,594         $   269
    1,100M    Norfolk Redev. & Hsg. Auth.
                (Tidewater Cmnty. College) 5 7/8% 11/1/2015                              1,153,625             496
------------------------------------------------------------------------------------------------------------------
                                                                                         1,778,219             765
------------------------------------------------------------------------------------------------------------------
              General Obligation--13.6%
      625M    Bristol 5.2% 4/1/2014                                                        625,781             269
    1,000M    Chesapeake Public Improvement 5% 5/1/2013                                    986,250             424
    1,000M    Richmond 5 3/8% 1/15/2015                                                  1,007,500             433
      500M    Virginia State Public School Authority 6 1/2% 8/1/2004*                      551,875             238
------------------------------------------------------------------------------------------------------------------
                                                                                         3,171,406           1,364
------------------------------------------------------------------------------------------------------------------
              Health Care--13.3%
    1,150M    Danville Ind. Dev. Auth. (Danville Reg. Med. Ctr.)
                6 3/8% 10/1/2004*                                                        1,259,250             541
    1,675M    Roanoke Indl. Dev. Auth. (Roanoke Memorial
                Hospitals Project) 6 1/8% 7/1/2017                                       1,829,937             787
------------------------------------------------------------------------------------------------------------------
                                                                                         3,089,187           1,328
------------------------------------------------------------------------------------------------------------------
              Transportation--20.0%
    1,000M    Puerto Rico Commonwealth Highway &
                Transportation Authority 6 1/4% 7/1/2014                                 1,121,250             482
              Richmond Metropolitan Authority Expressway Revenue:
      280M      7% 10/15/2000*                                                             299,600             129
    1,075M      5 1/4% 7/15/2017                                                         1,079,031             464
              Washington, D.C. Metropolitan Area Transportation
                Authority:
    1,000M      6% 7/1/2008                                                              1,082,500             465
    1,000M      6% 7/1/2010                                                              1,081,250             465
------------------------------------------------------------------------------------------------------------------
                                                                                         4,663,631           2,005
------------------------------------------------------------------------------------------------------------------
              Utilities--16.3%
      750M    Leesburg Utility System Revenue 6.3% 7/1/2002*                               805,313             346
      500M    Loudoun County Sanitation Authority Water & Sewer
                Revenue 6 1/4% 1/1/2010                                                    535,625             230
    1,000M    Norfolk Water Revenue 5 7/8% 11/1/2015                                     1,055,000             454
    1,000M    Prince William County Svc. Auth. Water & Sewer Sys.
                Rev. 6 1/2% 7/1/2001*                                                    1,063,750             458
------------------------------------------------------------------------------------------------------------------
      300M    Upper Occoquan Sewer Authority Regional Sewer
                Revenue 6 1/2% 7/1/2001*                                                   319,125             137
------------------------------------------------------------------------------------------------------------------
                                                                                         3,778,813           1,625
------------------------------------------------------------------------------------------------------------------
              Other Revenue--27.4%
    1,000M    Chesapeake Indl. Dev. Auth. (Chesapeake Court
                House Proj.) 5 1/4% 6/1/2017                                               992,500             427
      700M    Frederick County Indl. Dev. Auth. (Govt. Complex
                Proj.) 6 1/2% 12/1/2014                                                    768,250             331
    1,340M    Montgomery County Indl. Dev. Auth. Lease Revenue
                5 1/8% 1/15/2021                                                         1,291,425             555
    1,000M    Puerto Rico Public Buildings Authority 6 1/4% 7/1/2014                     1,126,250             484
    1,000M    Richmond Redev. & Hsg. Auth. (Old Manchester
                Projects) 6.8% 3/1/2005*                                                 1,123,750             483
    1,000M    Riverside Regional Jail Authority 5 7/8% 7/1/2014                          1,057,500             455
------------------------------------------------------------------------------------------------------------------
                                                                                         6,359,675           2,735
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $21,451,984)                         98.2%         22,840,931           9,822
Other Assets, Less Liabilities                                             1.8             413,883             178
------------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%        $23,254,814         $10,000
==================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements





This page intentionally left blank.





Statement of Assets and Liabilities
FIRST INVESTORS
June 30, 1999
------------------------     ------------    ------------      --------     -----------------------------------------------------
                                                                                      MULTI-STATE INSURED TAX FREE FUND
                                                                            -----------------------------------------------------
                                  INSURED                      NEW YORK
                             INTERMEDIATE        INSURED        INSURED
                               TAX EXEMPT     TAX EXEMPT       TAX FREE     ARIZONA    CALIFORNIA     COLORADO     CONNECTICUT
------------------------     ------------    ------------      --------     -----------------------------------------------------
Assets
Investments in securities:
At identified cost             $8,777,277   $  952,933,988   $172,074,433   $12,000,311   $12,887,871    $3,828,968    $20,604,280
                              ===========   ==============   ============   ===========   ===========   ===========    ===========
At value (Note 1A)             $8,966,125   $1,028,048,951   $181,093,317   $12,684,340   $14,109,275    $4,043,163    $21,726,269
Cash                               75,545        2,204,083        337,588       101,413        80,345       122,340         97,679
Receivables:
Interest                          107,471       17,906,044      3,618,504       273,273       242,385        35,915        411,556
Shares sold                        96,756           40,841        212,914            --           324           187          2,976
Investment securities sold             --       12,955,406      5,949,479            --            --            --             --
                              -----------   --------------   ------------   -----------   -----------   -----------    -----------
Total Assets                    9,245,897    1,061,155,325    191,211,802    13,059,026    14,432,329     4,201,605     22,238,480

Liabilities
Payables:
Investment securities purchased        --       19,402,666      9,341,607            --            --            --        238,780
Dividends payable                  28,834        3,895,816        663,721        52,247        55,341        16,667         79,905
Shares redeemed                        --        1,699,606        120,095            --            --            --         11,628
Accrued advisory fees               3,276          666,405        104,158         3,539         6,645         1,463          2,538
Accrued expenses                   20,291           67,587         12,377            --         5,204            --          2,760
                              -----------   --------------   ------------   -----------   -----------   -----------    -----------
Total Liabilities                  52,401       25,732,080     10,241,958        55,786        67,190        18,130        335,611
                              -----------   --------------   ------------   -----------   -----------   -----------    -----------
Net Assets                     $9,193,496   $1,035,423,245   $180,969,844   $13,003,240   $14,365,139    $4,183,475    $21,902,869
                              ===========   ==============   ============   ===========   ===========   ===========    ===========
Net Assets Consist of:
Capital paid in                $8,973,965   $  959,665,401   $172,057,040   $12,350,527   $13,092,019    $3,973,252    $20,804,594
Undistributed net investment
  income                            7,674        3,247,248        419,051        28,287        50,528         6,485         38,009
Accumulated net realized
  gain (loss) on investments       23,009       (2,604,367)      (525,131)      (59,603)        1,188       (10,457)       (61,723)
Net unrealized appreciation
  in value of investments         188,848       75,114,963      9,018,884       684,029     1,221,404       214,195      1,121,989
                              -----------   --------------   ------------   -----------   -----------   -----------    -----------
Total                          $9,193,496   $1,035,423,245   $180,969,844   $13,003,240   $14,365,139    $4,183,475    $21,902,869
                              ===========   ==============   ============   ===========   ===========   ===========    ===========
Net Assets:
Class A                        $8,178,742   $1,031,252,544   $175,459,375   $12,516,220   $13,897,067    $3,821,208    $18,848,315
Class B                        $1,014,754   $    4,170,701   $  5,510,469   $   487,020   $   468,072    $  362,267    $ 3,054,554
Shares outstanding (Note 2):
Class A                         1,391,575      102,334,021     12,345,559       953,397     1,192,072       301,251      1,463,655
Class B                           172,501          413,918        387,694        37,117        40,174        28,573        237,327
Net asset value and redemption
  price per share - Class A         $5.88           $10.08         $14.21        $13.13        $11.66        $12.68         $12.88
                                    =====           ======         ======        ======        ======        ======         ======

Maximum offering price per
  share - Class A*                  $6.27           $10.75         $15.16        $14.01        $12.44        $13.53         $13.74
                                    =====           ======         ======        ======        ======        ======         ======
Net asset value and offering price
per share - Class B (Note 2)        $5.88           $10.08         $14.21        $13.12        $11.65        $12.68         $12.87
                                    =====           ======         ======        ======        ======        ======         ======

* On purchases of $25,000 or more, the sales charge is reduced.

See notes to financial statements






Statement of Assets and Liabilities
FIRST INVESTORS
June 30, 1999
--------------------------    ----------------------------------------------------------------------------------------------------
                                                          MULTI-STATE INSURED TAX FREE FUND
                              ----------------------------------------------------------------------------------------------------
                                 FLORIDA         GEORGIA       MARYLAND    MASSACHUSETTS     MICHIGAN      MINNESOTA     MISSOURI
--------------------------    ----------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost            $22,994,467       $4,723,496    $14,882,163   $21,715,892    $36,450,377    $7,770,432    $2,612,968
                              ===========   ==============   ============   ===========    ===========   ===========   ===========
At value (Note 1A)            $24,543,407       $4,937,194    $15,454,288   $22,729,866    $39,236,931    $8,105,371    $2,726,194
Cash                               47,109        1,390,742         91,943        43,955        424,770        90,302        22,017
Receivables:
Interest                          353,907           77,315        300,919       363,840        479,181       164,698        43,331
Shares sold                        34,891              418         60,235         9,711         60,452         1,874        37,507
Investment securities sold        977,205          123,614             --            --             --        35,000            --
                              -----------   --------------   ------------   -----------    -----------   -----------   -----------
Total Assets                   25,956,519        6,529,283     15,907,385    23,147,372     40,201,334     8,397,245     2,829,049
                              -----------   --------------   ------------   -----------    -----------   -----------   -----------

Liabilities
Payables:
Investment securities
  purchased                       993,454        1,467,350             --            --      1,518,960            --            --
Dividends payable                  95,367           15,901         62,131        91,208        147,550        34,152        11,032
Shares redeemed                    16,635               --          7,000         3,205         13,674        10,274            --
Accrued advisory fees               5,685            1,282          4,273         8,894         17,580         2,278           949
Accrued expenses                    5,160               --             --         3,214          1,065            --            --
                              -----------   --------------   ------------   -----------    -----------   -----------   -----------
Total Liabilities               1,116,301        1,484,533         73,404       106,521      1,698,829        46,704        11,981
                              -----------   --------------   ------------   -----------    -----------   -----------   -----------
Net Assets                    $24,840,218   $    5,044,750    $15,833,981   $23,040,851    $38,502,505   $ 8,350,541   $ 2,817,068
                              ===========   ==============   ============   ===========    ===========   ===========   ===========
Net Assets Consist of:
Capital paid in               $23,231,522   $    4,831,161   $ 15,258,386   $21,946,809    $35,696,234   $ 8,075,964   $ 2,754,327
Undistributed net investment
  income                           67,406            4,623         16,014        76,197         27,112         7,621         4,194
Accumulated net realized
  gain (loss) on investments       (7,650)          (4,732)       (12,544)        3,871         (7,395)      (67,983)      (54,679)
Net unrealized appreciation
  in value of investments       1,548,940          213,698        572,125     1,013,974      2,786,554       334,939       113,226
                              -----------   --------------   ------------   -----------    -----------   -----------   -----------
Total                         $24,840,218       $5,044,750    $15,833,981   $23,040,851    $38,502,505    $8,350,541    $2,817,068
                              ===========   ==============   ============   ===========    ===========   ===========   ===========
Net Assets:
Class A                       $24,026,233   $    4,800,979   $ 13,392,515   $21,509,237    $37,344,883   $ 8,269,249   $ 2,600,780
Class B                       $   813,985   $      243,771   $  2,441,466   $ 1,531,614    $ 1,157,622   $    81,292   $  216,288
Shares outstanding (Note 2):
Class A                         1,831,446          376,993      1,022,093     1,856,238      2,969,771       728,968       207,918
Class B                            62,048           19,165        186,369       132,236         92,091         7,163        17,285
Net asset value and
  redemption price per
  share - Class A                  $13.12           $12.73         $13.10        $11.59         $12.58        $11.34        $12.51
                                   ======           ======         ======        ======         ======        ======        ======
Maximum offering price per
  share - Class A*                 $13.99           $13.58         $13.97        $12.36         $13.42        $12.10        $13.34
                                   ======           ======         ======        ======         ======        ======        ======
Net asset value and offering
  price per share - Class B
  (Note 2)                         $13.12           $12.72         $13.10        $11.58         $12.57        $11.35        $12.51
                                   ======           ======         ======        ======         ======        ======        ======

* On purchases of $25,000 or more, the sales charge is reduced.

See notes to financial statements






Statement of Assets and Liabilities
FIRST INVESTORS
June 30, 1999
--------------------------    ----------------------------------------------------------------------------------------------------
                                                          MULTI-STATE INSURED TAX FREE FUND
                              ----------------------------------------------------------------------------------------------------
                                                     NORTH
                               NEW JERSEY         CAROLINA         OHIO           OREGON       PENNSYLVANIA         VIRGINIA
--------------------------    ----------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost            $55,428,820        $9,464,443     $18,455,198     $13,321,886    $38,182,831         $21,451,984
                              ===========    ==============    ============     ===========    ===========         ===========
At value (Note 1A)            $59,005,152        $9,765,702     $19,705,373     $13,883,563    $40,494,681         $22,840,931
Cash                               57,482            99,612          26,757          37,391        157,008             118,500
Receivables:
Interest                        1,213,033           146,616         160,158         191,623        596,598             439,853
Shares sold                        95,119             5,207          53,593             528            798               4,710
Investment securities sold             --                --              --              --      1,794,731                  --
                              -----------    --------------    ------------     -----------    -----------         -----------
Total Assets                   60,370,786        10,017,137      19,945,881      14,113,105     43,043,816          23,403,994
                              -----------    --------------    ------------     -----------    -----------         -----------

Liabilities
Payables:
Investment securities
  purchased                            --           688,389              --              --      1,820,300                  --
Dividends payable                 220,229            35,330          77,735          51,473        157,188              89,325
Shares redeemed                   181,704                --              --           8,000         10,125              46,578
Accrued advisory fees              32,828             3,145           7,419           3,757         18,714               7,400
Accrued expenses                   10,322                --           6,444              --            719               5,877
                              -----------    --------------    ------------     -----------    -----------         -----------
Total Liabilities                 445,083           726,864          91,598          63,230      2,007,046             149,180
                              -----------    --------------    ------------     -----------    -----------         -----------
Net Assets                    $59,925,703        $9,290,273     $19,854,283     $14,049,875    $41,036,770         $23,254,814
                              ===========    ==============    ============     ===========    ===========         ===========
Net Assets Consist of:
Capital paid in               $56,326,029        $9,063,927     $18,560,705     $13,668,253    $38,567,079         $21,824,776
Undistributed net investment
  income                           93,925            10,596          63,080          11,056        113,937              40,925
Accumulated net realized gain
  (loss) on investments           (70,583)          (85,509)        (19,677)       (191,111)        43,904                 166
Net unrealized appreciation
  in value of investments       3,576,332           301,259       1,250,175         561,677      2,311,850           1,388,947
                              -----------    --------------    ------------     -----------    -----------         -----------
Total                         $59,925,703        $9,290,273     $19,854,283     $14,049,875    $41,036,770         $23,254,814
                              ===========    ==============    ============     ===========    ===========         ===========
Net Assets:
Class A                       $56,746,471        $8,870,637     $19,347,241     $12,943,509    $39,133,019         $22,035,160
Class B                       $ 3,179,232        $  419,636     $   507,042     $ 1,106,366    $ 1,903,751         $ 1,219,654
Shares outstanding (Note 2):
Class A                         4,436,468           711,580       1,578,367       1,055,411      3,057,669           1,726,487
Class B                           248,967            33,656          41,365          90,342        148,842              95,719
Net asset value and redemption
  price per share - Class A        $12.79            $12.47          $12.26          $12.26         $12.80              $12.76
                                   ======            ======          ======          ======         ======              ======
Maximum offering price per
  share - Class A*                 $13.64            $13.30          $13.08          $13.08         $13.65              $13.61
                                   ======            ======          ======          ======         ======              ======
Net asset value and offering price
per share - Class B (Note 2)       $12.77            $12.47          $12.26          $12.25         $12.79              $12.74
                                   ======            ======          ======          ======         ======              ======

* On purchases of $25,000 or more, the sales charge is reduced.

See notes to financial statements






Statement of Operations
FIRST INVESTORS
Six Months Ended June 30, 1999
------------------------      ----------   -------------   ------------    -----------------------------------------------------
                                                                                      MULTI-STATE INSURED TAX FREE FUND
                                                                            -----------------------------------------------------
                                INSURED                        NEW YORK
                           INTERMEDIATE         INSURED         INSURED
                             TAX EXEMPT      TAX EXEMPT        TAX FREE      ARIZONA     CALIFORNIA     COLORADO     CONNECTICUT
------------------------     ----------    -------------   ------------     -----------------------------------------------------
Investment Income

Interest income               $204,179      $32,731,117      $5,571,052     $351,759       $439,788     $114,668       $598,810
                           -----------   --------------    ------------  -----------    -----------  -----------    -----------
Expenses (Notes 1 and 5):
Advisory fees                   28,420        3,833,286         711,006       46,079         56,022       15,825         79,303
Distribution plan
  expenses - Class A            12,708        1,470,552         276,492       11,792         14,431        3,848         18,046
Distribution plan
  expenses - Class B             5,010           20,300          26,366        2,478          2,544        1,856         15,508
Shareholder servicing costs      7,018          420,044          74,418        4,499          4,630        2,857          7,952
Professional fees                7,274           38,990          13,808        2,202          3,191          768          8,248
Custodian fees                   1,264           54,469          13,252        1,105          1,034          447          1,477
Reports to shareholders            748           48,578           5,482          199            106          134            748
Bond insurance premiums            408           34,049           4,868           --             --           --          1,387
Other expenses                   5,060          175,765          17,841        1,507          3,539          848          2,547
                           -----------   --------------    ------------  -----------    -----------  -----------    -----------
Total expenses                  67,910        6,096,033       1,143,533       69,861         85,497       26,583        135,216
Less: Expenses waived or
  assumed                      (38,231)              --        (113,761)     (36,220)       (23,245)     (15,581)       (36,813)
Custodian fees paid
  indirectly                    (1,264)         (41,191)         (5,395)      (1,025)        (1,034)        (447)        (1,477)
                           -----------   --------------    ------------  -----------    -----------  -----------    -----------
Expenses - net                  28,415        6,054,842       1,024,377       32,616         61,218       10,555         96,926
                           -----------   --------------    ------------  -----------    -----------  -----------    -----------
Net investment income          175,764       26,676,275       4,546,675      319,143        378,570      104,113        501,884
                           -----------   --------------    ------------  -----------    -----------  -----------    -----------
Realized and Unrealized
  Gain (Loss) on
  Investments (Note 4):
Net realized gain (loss)
  on investments                44,841        1,140,770        (525,131)     (13,357)         2,201        7,640        (11,871)
Net unrealized depreciation
  of investments              (259,073)     (52,814,499)     (8,115,314)    (485,218)      (716,346)    (166,137)      (798,614)
                           -----------   --------------    ------------  -----------    -----------  -----------    -----------
Net loss on investments       (214,232)     (51,673,729)     (8,640,445)    (498,575)      (714,145)    (158,497)      (810,485)
                           -----------   --------------    ------------  -----------    -----------  -----------    -----------
Net Decrease in Net Assets
  Resulting from Operations   $(38,468)    $(24,997,454)    $(4,093,770)   $(179,432)     $(335,575)    $(54,384)     $(308,601)
                           ===========   ==============    ============  ===========    ===========  ===========    ===========

See notes to financial statements






Statement of Operations
FIRST INVESTORS
Six Months Ended June 30, 1999
--------------------------    ----------------------------------------------------------------------------------------------------
                                                            MULTI-STATE INSURED TAX FREE FUND
                              ----------------------------------------------------------------------------------------------------
                                FLORIDA          GEORGIA        MARYLAND       MASSACHUSETTS   MICHIGAN   MINNESOTA     MISSOURI
--------------------------    ----------------------------------------------------------------------------------------------------
Investment Income

Interest income                $742,496          $99,348        $395,313        $711,303     $1,099,399     $238,162      $68,918
                            -----------   --------------    ------------     -----------    -----------  -----------  -----------
Expenses (Notes 1 and 5):
Advisory fees                    97,556           13,617          54,045          89,294        150,356       31,894        9,322
Distribution plan
  expenses - Class A             25,177            3,366          12,064          22,343         38,995        8,446        2,242
Distribution plan
  expenses - Class B              4,195            1,326          11,747           7,344          5,497          297        1,220
Shareholder servicing costs       8,865            1,802           6,019           8,981         13,919        3,880        1,610
Professional fees                 7,501              662           2,095           4,372          8,116        1,059        3,435
Custodian fees                    1,826              369           1,086           1,640          2,846          695          431
Reports to shareholders             578               82           2,006           1,048          1,371          186           73
Bond insurance premiums              --               --              --              --            863           --           --
Other expenses                    4,605              799           3,828           4,552          3,261        2,522          985
                            -----------   --------------    ------------     -----------    -----------  -----------  -----------
Total expenses                  150,303           22,023          92,890         139,574        225,224       48,979       19,318
Less: Expenses waived or
  assumed                       (42,120)         (12,765)        (46,752)        (37,738)       (50,119)     (26,974)     (12,523)
  Custodian fees paid
  indirectly                     (1,792)            (369)         (1,086)         (1,640)        (2,215)        (695)        (431)
                            -----------   --------------    ------------     -----------    -----------  -----------  -----------
Expenses - net                  106,391            8,889          45,052         100,196        172,890       21,310        6,364
                            -----------   --------------    ------------     -----------    -----------  -----------  -----------
Net investment income           636,105           90,459         350,261         611,107        926,509      216,852       62,554
                            -----------   --------------    ------------     -----------    -----------  -----------  -----------
Realized and Unrealized
  Gain (Loss) on
  Investments (Note 4):
Net realized gain (loss)
  on investments                 (7,650)          (4,188)          6,962           3,871         (7,395)      (2,917)        (621)
Net unrealized depreciation
  of investments             (1,270,606)        (147,188)       (605,174)       (930,934)    (1,609,445)    (302,064)     (98,131)
                            -----------   --------------    ------------     -----------    -----------  -----------  -----------
Net loss on investments      (1,278,256)        (151,376)       (598,212)       (927,063)    (1,616,840)    (304,981)     (98,752)
                            -----------   --------------    ------------     -----------    -----------  -----------  -----------
Net Decrease in Net Assets
  Resulting from Operations   $(642,151)        $(60,917)      $(247,951)      $(315,956)     $(690,331)    $(88,129)    $(36,198)
                            ===========   ==============    ============     ===========    ===========  ===========  ===========

See notes to financial statements






Statement of Operations
FIRST INVESTORS
Six Months Ended June 30, 1999
------------------------      ----------------------------------------------------------------------------------------------------
                                                                                      MULTI-STATE INSURED TAX FREE FUND
                                                                             -----------------------------------------------------
                                                   NORTH
                             NEW JERSEY         CAROLINA        OHIO         OREGON         PENNSYLVANIA        VIRGINIA
------------------------     -----------------------------------------------------------------------------------------------------
Investment Income

Interest income              $1,762,019         $234,447        $594,333     $367,468         $1,156,172        $685,648
                            -----------   --------------    ------------  -----------        -----------     -----------

Expenses (Notes 1 and 5):
Advisory fees                   234,181           33,757          75,016       54,336            159,561          92,072
Distribution plan
  expenses - Class A             59,386            8,676          19,817       13,411             40,476          23,216
Distribution plan
  expenses - Class B             15,311            1,629           2,271        5,397             10,364           6,680
Shareholder servicing costs      21,076            3,905           9,835        8,255             14,881          11,126
Professional fees                 7,453            6,243           6,055        5,232              7,138           5,676
Custodian fees                    4,025              760           2,128        1,134              3,372           1,675
Reports to shareholders           2,002              183             970          387              1,489           1,070
Bond insurance premiums           1,000               --             703           --                557           1,510
Other expenses                   11,277            1,250             322        1,467              2,992           5,676
                            -----------   --------------    ------------  -----------        -----------     -----------
Total expenses                  355,711           56,403         117,117       89,619            240,830         148,701
Less: Expenses waived or
  assumed                       (46,836)         (34,957)        (33,177)     (48,284)           (53,187)        (44,432)
  Custodian fees paid
  indirectly                     (3,827)            (760)         (1,285)      (1,134)            (1,766)         (1,675)
                            -----------   --------------    ------------  -----------        -----------     -----------
Expenses - net                  305,048           20,686          82,655       40,201            185,877         102,594
                            -----------   --------------    ------------  -----------        -----------     -----------
Net investment income         1,456,971          213,761         511,678      327,267            970,295         583,054
                            -----------   --------------    ------------  -----------        -----------     -----------
Realized and Unrealized
  Gain (Loss) on
  Investments (Note 4):
Net realized gain (loss)
  on investments                (70,583)          (5,616)        (19,677)     (27,754)            43,904             173
Net unrealized depreciation
  of investments             (2,462,926)        (320,197)       (724,571)    (574,751)        (1,516,481)       (945,838)
                            -----------   --------------    ------------  -----------        -----------     -----------
Net loss on investments      (2,533,509)        (325,813)       (744,248)    (602,505)        (1,472,577)       (945,665)
                            -----------   --------------    ------------  -----------        -----------     -----------
Net Decrease in Net Assets
  Resulting from Operations $(1,076,538)       $(112,052)      $(232,570)   $(275,238)         $(502,282)      $(362,611)
                            ===========   ==============    ============  ===========        ===========     ===========

See notes to financial statements






Statement of Changes in Net Assets
FIRST INVESTORS

--------------------------------------------------   -----------------------------------------------------------------
                                                            INSURED INTERMEDIATE                        INSURED
                                                                 TAX EXEMPT                            TAX EXEMPT
                                                         ---------------------------          ------------------------
                                                         1/1/99 to                            1/1/99 to
                                                         6/30/99                1998          6/30/99           1998
--------------------------------------------------   -----------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                $   175,764      $      408,802    $  26,676,275     $ 52,191,758
Net realized gain (loss) on investments                   44,841             153,017        1,140,770        4,350,118
Net unrealized appreciation (depreciation)
of investments                                          (259,073)            (15,130)     (52,814,499)       5,576,047
                                                     -----------      --------------     ------------      -----------
Net increase (decrease) in net assets resulting
from operations.                                         (38,468)            546,689      (24,997,454)      62,117,923
                                                     -----------      --------------     ------------      -----------
Distributions to Shareholders
Net investment income -  Class A                        (154,726)           (382,903)     (23,733,051)     (51,992,144)
Net investment income - Class B                          (13,364)            (35,153)         (74,693)        (139,136)
Net realized gains - Class A                                  --                  --               --               --
Net realized gains - Class B                                  --                  --               --               --
                                                     -----------      --------------     ------------      -----------
Total distributions                                     (168,090)           (418,056)     (23,807,744)     (52,131,280)
                                                     -----------      --------------     ------------      -----------
Share Transactions (a)
Class A:
Proceeds from shares sold                              1,040,477           1,897,134       10,295,365       28,870,405
Reinvestment of distributions                             90,437             255,404       15,236,362       39,823,598
Cost of shares redeemed                               (1,441,689)           (939,120)     (64,562,378)    (151,567,231)
                                                     -----------      --------------     ------------      -----------
                                                        (310,775)          1,213,418      (39,030,651)     (82,873,228)
                                                     -----------      --------------     ------------      -----------
Class B:
Proceeds from shares sold                                191,308             324,697          636,563          878,737
Reinvestment of distributions                              8,167              25,323           53,622          116,143
Cost of shares redeemed                                 (162,620)           (170,139)        (207,377)        (606,637)
                                                     -----------      --------------     ------------      -----------
                                                          36,855             179,881          482,808          388,243
                                                     -----------      --------------     ------------      -----------
Net increase (decrease) from share transactions         (273,920)          1,393,299      (38,547,843)     (82,484,985)
                                                     -----------      --------------     ------------      -----------
Net increase (decrease) in net assets                   (480,478)          1,521,932      (87,353,041)     (72,498,342)

Net Assets
Beginning of period                                    9,673,974           8,152,042    1,122,776,286    1,195,274,628
                                                     -----------      --------------   --------------   --------------
End of period+                                       $ 9,193,496      $    9,673,974   $1,035,423,245   $1,122,776,286
                                                     ===========      ==============   ==============   ==============
+Includes undistributed net investment income of     $     7,674      $           --   $    3,247,248   $      378,717
                                                     ===========      ==============   ==============   ==============
(a) Shares Issued and Redeemed
Class A:
Sold                                                     173,626             317,906          985,773        2,745,318
Issued for distributions reinvested                       15,019              42,864        1,456,131        3,798,052
Redeemed                                                (239,234)           (158,006)      (6,188,474)     (14,459,581)
                                                     -----------      --------------   --------------   --------------
Net increase (decrease) in Class A shares
outstanding                                              (50,589)            202,764       (3,746,570)      (7,916,211)
                                                     ===========      ==============   ==============   ==============
Class B:
Sold                                                      31,862              54,364           61,012           83,541
Issued for distributions reinvested                        1,355               4,244            5,127           11,071
Redeemed                                                 (26,907)            (28,578)         (19,839)         (57,995)
                                                     -----------      --------------   --------------   --------------
Net increase in Class B shares
outstanding                                                6,310              30,030           46,300           36,617
                                                     ===========      ==============   ==============   ==============

See notes to financial statements


---------------------------------------------------------------------------------------------------------------------
                                                               NEW YORK                        MULTI-STATE INSURED
                                                           INSURED TAX FREE                          ARIZONA
                                                       ------------------------                ----------------------
                                                       1/1/99 to                               1/1/99 to
                                                       6/30/99             1998                6/30/99           1998
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                             $  4,546,675     $  8,784,334             $  319,143    $   520,583
Net realized gain (loss) on investments               (525,131)       1,855,430                (13,357)        38,699
Net unrealized appreciation (depreciation)
of investments                                      (8,115,314)         (57,095)              (485,218)        88,188
                                                   -----------      -----------            -----------    -----------
Net increase (decrease) in net assets resulting
from operations.                                    (4,093,770)      10,582,669               (179,432)       647,470
                                                   -----------      -----------            -----------    -----------
Distributions to Shareholders
Net investment income -  Class A                    (4,031,477)      (8,631,460)              (285,222)      (498,161)
Net investment income - Class B                        (96,147)        (172,992)               (10,004)       (18,089)
Net realized gains - Class A                                --       (1,811,151)                    --             --
Net realized gains - Class B                                --          (50,918)                    --             --
Total distributions                                 (4,127,624)     (10,666,521)              (295,226)      (516,250)
                                                   -----------      -----------            -----------    -----------
Share Transactions (a)
Class A:
Proceeds from shares sold                            3,885,930        8,482,447              2,291,305      1,873,481
Reinvestment of distributions                        2,459,109        7,708,106                124,429        266,865
Cost of shares redeemed                            (10,442,140)     (23,835,964)              (315,803)    (1,084,999)
                                                   -----------      -----------            -----------    -----------
                                                    (4,097,101)      (7,645,411)             2,099,931      1,055,347
                                                   -----------      -----------            -----------    -----------
Class B:
Proceeds from shares sold                              856,113        1,882,792                 31,835         87,136
Reinvestment of distributions                           55,652          152,887                  5,267         10,895
Cost of shares redeemed                               (437,794)        (367,708)               (20,330)       (51,458)
                                                   -----------      -----------            -----------    -----------
                                                       473,971        1,667,971                 16,772         46,573
                                                   -----------      -----------            -----------    -----------
Net increase (decrease) from share transactions     (3,623,130)      (5,977,440)             2,116,703      1,101,920
                                                   -----------      -----------            -----------    -----------
Net increase (decrease) in net assets              (11,844,524)      (6,061,292)             1,642,045      1,233,140

Net Assets
Beginning of period                                192,814,368      198,875,660             11,361,195     10,128,055
                                                  ------------     ------------            -----------    -----------
End of period+                                    $180,969,844     $192,814,368            $13,003,240    $11,361,195
                                                  ============     ============            ===========    ===========
+Includes undistributed net investment income of  $    419,051     $         --            $    28,287    $     4,370
                                                  ============     ============            ===========    ===========
(a) Shares Issued and Redeemed
Class A:
Sold                                                   264,241          570,191                169,435        138,599
Issued for distributions reinvested                    166,730          518,763                  9,213         19,715
Redeemed                                              (710,948)      (1,603,307)               (23,562)       (80,274)
                                                  ------------     ------------            -----------    -----------
Net increase (decrease) in Class A shares
outstanding                                           (279,977)        (514,353)               155,086         78,040
                                                  ============     ============            ===========    ===========
Class B:
Sold                                                    58,633          126,852                  2,340          6,468
Issued for distributions reinvested                      3,775           10,288                    390            805
Redeemed                                               (29,580)         (24,762)                (1,504)        (3,850)
                                                  ------------     ------------            -----------    -----------
Net increase in Class B shares
outstanding                                             32,828          112,378                  1,226          3,423
                                                  ============     ============            ===========    ===========

See notes to financial statements





Statement of Changes in Net Assets
FIRST INVESTORS
------------------------------------------------         ---------------------------------------------------------------------
                                                                         MULTI-STATE INSURED TAX FREE FUND
------------------------------------------------         ---------------------------------------------------------------------
                                                             CALIFORNIA                                         COLORADO
                                                       ----------------------                            ---------------------
                                                       1/1/99 to                                         1/1/99 to
                                                       6/30/99           1998                            6/30/99          1998
                                                       -----------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                             $    378,570   $    698,055                       $    104,113  $    186,573
Net realized gain (loss) on investments                  2,201        138,965                              7,640         6,145
Net unrealized appreciation (depreciation)
of investments                                        (716,346)        89,987                           (166,137)       37,825
                                                  ------------   ------------                        -----------   -----------
Net increase (decrease) in net assets resulting
from operations.                                      (335,575)       927,007                            (54,384)      230,543
                                                  ------------   ------------                        -----------   -----------
Distributions to Shareholders
Net investment income - Class A                       (325,043)      (679,429)                           (93,193)     (169,316)
Net investment income - Class B                         (9,456)       (14,501)                            (7,456)      (14,712)
Net realized gains - Class A                                --       (135,517)                                --            --
Net realized gains - Class B                                --         (4,461)                                --            --
                                                  ------------   ------------                        -----------   -----------
Total distributions                                   (334,499)      (833,908)                          (100,649)     (184,028)
                                                  ------------   ------------                        -----------   -----------
Share Transactions (a)
Class A:
Proceeds from shares sold                            1,193,082      1,594,351                            665,553       749,804
Reinvestment of distributions                          138,634        451,949                             49,651       101,964
Cost of shares redeemed                             (1,400,625)    (3,123,781)                          (323,410)     (746,101)
                                                  ------------   ------------                        -----------   -----------
                                                       (68,909)    (1,077,481)                           391,794       105,667
                                                  ------------   ------------                        -----------   -----------
Class B:
Proceeds from shares sold                               53,000        266,114                                 --        10,000
Reinvestment of distributions                            3,679          7,758                              5,273        13,717
Cost of shares redeemed                                (46,298)       (17,116)                            (4,102)      (24,612)
                                                  ------------   ------------                        -----------   -----------
                                                        10,381        256,756                              1,171          (895)
                                                  ------------   ------------                        -----------   -----------
Net increase (decrease) from share transactions        (58,528)      (820,725)                           392,965       104,772
                                                  ------------   ------------                        -----------   -----------
Net increase (decrease) in net assets                 (728,602)      (727,626)                           237,932       151,287

Net Assets
Beginning of period                                 15,093,741     15,821,367                          3,945,543     3,794,256
                                                  ------------   ------------                        -----------   -----------
End of period+                                    $ 14,365,139   $ 15,093,741                        $ 4,183,475   $ 3,945,543
                                                  ============   ============                        ===========   ===========
+Includes undistributed net investment income of  $     50,528   $      6,457                        $     6,485   $     3,021
(a) Shares Issued and Redeemed                    ============   ============                        ===========   ===========
Class A:
Sold                                                    98,769        131,137                             50,699        57,230
Issued for distributions reinvested                     11,448         37,073                              3,793         7,805
Redeemed                                              (116,515)      (257,038)                           (24,735)      (57,208)
                                                  ------------   ------------                        -----------   -----------
Net increase (decrease) in Class A shares
outstanding                                             (6,298)       (88,828)                            29,757         7,827
                                                  ============   ============                        ===========   ===========
Class B:
Sold                                                     4,352         21,895                                 --           772
Issued for distributions reinvested                        304            636                                403         1,051
Redeemed                                                (3,809)        (1,396)                              (311)       (1,877)
                                                  ------------   ------------                        -----------   -----------
Net increase (decrease) in Class B shares
outstanding                                                847         21,135                                 92           (54)
                                                  ============   ============                        ===========   ===========

See notes to financial statements


------------------------------------------------       --------------------------------------------------------------------------
                                                                         MULTI-STATE INSURED TAX FREE FUND
------------------------------------------------       --------------------------------------------------------------------------
                                                             CONNECTICUT                                          FLORIDA
                                                       ----------------------                             -----------------------
                                                       1/1/99 to                                          1/1/99 to
                                                       6/30/99           1998                             6/30/99          1998
                                                       --------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                              $    501,884    $   888,132                          $  636,105    $1,152,221
Net realized gain (loss) on investments                 (11,871)        90,498                              (7,650)      131,106
Net unrealized appreciation (depreciation)
of investments                                         (798,614)       185,864                          (1,270,606)      232,807
                                                   ------------   ------------                         -----------   -----------
Net increase (decrease) in net assets resulting
from operations.                                       (308,601)     1,164,494                            (642,151)    1,516,134
                                                   ------------   ------------                         -----------   -----------
Distributions to Shareholders
Net investment income - Class A                        (412,932)      (759,838)                           (560,889)   (1,115,201)
Net investment income - Class B                         (58,289)      (122,488)                            (15,379)      (31,678)
Net realized gains - Class A                                 --             --                                  --      (127,113)
Net realized gains - Class B                                 --             --                                  --        (4,219)
                                                   ------------   ------------                         -----------   -----------
Total distributions                                    (471,221)      (882,326)                           (576,268)   (1,278,211)
                                                   ------------   ------------                         -----------   -----------
Share Transactions (a)
Class A:
Proceeds from shares sold                             2,573,770      2,358,296                           1,475,213     4,069,057
Reinvestment of distributions                           266,784        600,282                             238,827       656,546
Cost of shares redeemed                                (757,300)    (1,910,271)                         (2,381,650)   (2,922,734)
                                                   ------------   ------------                         -----------   -----------
                                                      2,083,254      1,048,307                            (667,610)    1,802,869
                                                   ------------   ------------                         -----------   -----------
Class B:
Proceeds from shares sold                               391,977        626,852                              46,100        73,697
Reinvestment of distributions                            35,053        107,129                               8,495        23,726
Cost of shares redeemed                                (744,993)      (189,093)                            (59,646)      (83,656)
                                                   ------------   ------------                         -----------   -----------
                                                       (317,963)       544,888                              (5,051)       13,767
                                                   ------------   ------------                         -----------   -----------
Net increase (decrease) from share transactions       1,765,291      1,593,195                            (672,661)    1,816,636
                                                   ------------   ------------                         -----------   -----------
Net increase (decrease) in net assets                   985,469      1,875,363                          (1,891,080)    2,054,559

Net Assets
Beginning of period                                  20,917,400     19,042,037                          26,731,298    24,676,739
                                                   ------------   ------------                         -----------   -----------
End of period+                                     $ 21,902,869   $ 20,917,400                         $24,840,218   $26,731,298
                                                   ============   ============                         ===========   ===========
+Includes undistributed net investment income of   $     38,009   $      7,346                         $    67,406   $     7,569
(a) Shares Issued and Redeemed                     ============   ============                         ===========   ===========
Class A:
Sold                                                    195,923        178,314                             108,339       297,455
Issued for distributions reinvested                      20,094         45,259                              17,543        47,988
Redeemed                                                (57,289)      (144,562)                           (175,680)     (214,071)
                                                   ------------   ------------                         -----------   -----------
Net increase (decrease) in Class A shares
outstanding                                             158,728         79,011                             (49,798)      131,372
                                                   ============   ============                         ===========   ===========
Class B:
Sold                                                     29,430         47,451                               3,399         5,380
Issued for distributions reinvested                       2,642          8,081                                 624         1,734
Redeemed                                                (55,657)       (14,215)                             (4,369)       (6,133)
                                                   ------------   ------------                         -----------   -----------
Net increase (decrease) in Class B shares
outstanding                                             (23,585)        41,317                                (346)          981
                                                   ============   ============                         ===========   ===========

See notes to financial statements





Statement of Changes in Net Assets
FIRST INVESTORS
------------------------------------------------         -----------------------------------------------------------------------
                                                                         MULTI-STATE INSURED TAX FREE FUND
------------------------------------------------         -----------------------------------------------------------------------
                                                             GEORGIA                                            MARYLAND
                                                       ----------------------                            -----------------------
                                                       1/1/99 to                                         1/1/99 to
                                                       6/30/99           1998                            6/30/99          1998
                                                       -------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                              $     90,459   $    158,940                        $    350,261  $    610,885
Net realized gain (loss) on investments                  (4,188)        10,671                               6,962        59,511
Net unrealized appreciation (depreciation)
of investments                                         (147,188)        21,236                            (605,174)      121,325
                                                   ------------   ------------                         -----------   -----------
Net increase (decrease) in net assets resulting
from operations.                                        (60,917)       190,847                            (247,951)      791,721
                                                   ------------   ------------                         -----------   -----------
Distributions to Shareholders
Net investment income - Class A                         (82,053)      (148,474)                           (291,836)     (529,069)
Net investment income - Class B                          (5,382)        (9,211)                            (47,471)      (77,864)
Net realized gains - Class A                                 --             --                                  --            --
Net realized gains - Class B                                 --             --                                  --            --
                                                   ------------   ------------                         -----------   -----------
Total distributions                                     (87,435)      (157,685)                           (339,307)     (606,933)
                                                   ------------   ------------                         -----------   -----------
Share Transactions (a)
Class A:
Proceeds from shares sold                             2,058,445        386,432                           2,851,180     1,771,728
Reinvestment of distributions                            43,425         95,448                             142,700       310,259
Cost of shares redeemed                                (325,623)      (502,013)                           (387,086)   (1,665,358)
                                                   ------------   ------------                         -----------   -----------
                                                      1,776,247        (20,133)                          2,606,794       416,629
                                                   ------------   ------------                         -----------   -----------
Class B:
Proceeds from shares sold                                28,600         35,384                             395,841       670,361
Reinvestment of distributions                             4,480          9,211                              23,025        42,872
Cost of shares redeemed                                 (27,886)          (246)                            (99,700)     (306,875)
                                                   ------------   ------------                         -----------   -----------
                                                          5,194         44,349                             319,166       406,358
                                                   ------------   ------------                         -----------   -----------
Net increase (decrease) from share transactions       1,781,441         24,216                           2,925,960       822,987
                                                   ------------   ------------                         -----------   -----------
Net increase (decrease) in net assets                 1,633,089         57,378                           2,338,702     1,007,775

Net Assets
Beginning of period                                   3,411,661      3,354,283                          13,495,279    12,487,504
                                                   ------------   ------------                         -----------   -----------
End of period+                                     $  5,044,750   $  3,411,661                         $15,833,981   $13,495,279
                                                   ============   ============                         ===========   ===========
+Includes undistributed net investment income of   $      4,623   $      1,599                         $    16,014   $     5,060
                                                   ============   ============                         ===========   ===========
(a) Shares Issued and Redeemed
Class A:
Sold                                                    160,449         29,199                             212,082       131,413
Issued for distributions reinvested                       3,297          7,242                              10,560        22,976
Redeemed                                                (25,105)       (38,181)                            (28,800)     (123,247)
                                                   ------------   ------------                         -----------   -----------
Net increase (decrease) in Class A shares
outstanding                                             138,641         (1,740)                            193,842        31,142
                                                   ============   ============                         ===========   ===========
Class B:
Sold                                                      2,165          2,699                              29,316        49,637
Issued for distributions reinvested                         340            699                               1,704         3,172
Redeemed                                                 (2,180)           (18)                             (7,370)      (22,830)
                                                   ------------   ------------                         -----------   -----------
Net increase in Class B shares
outstanding                                                 325          3,380                              23,650        29,979
                                                   ============   ============                         ===========   ===========

See notes to financial statements


------------------------------------------------       -------------------------------------------------------------------------
                                                                         MULTI-STATE INSURED TAX FREE FUND
------------------------------------------------       -------------------------------------------------------------------------
                                                            MASSACHUSETTS                                        MICHIGAN
                                                       ----------------------                            -----------------------
                                                       1/1/99 to                                         1/1/99 to
                                                       6/30/99           1998                            6/30/99          1998
                                                       -------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                               $   611,107    $ 1,105,621                         $   926,509   $ 1,804,523
Net realized gain (loss) on investments                   3,871        459,494                              (7,395)      291,714
Net unrealized appreciation (depreciation)
of investments                                         (930,934)      (356,826)                         (1,609,445)       85,297
                                                   ------------   ------------                         -----------   -----------
Net increase (decrease) in net assets resulting
from operations.                                       (315,956)     1,208,289                            (690,331)    2,181,534
                                                   ------------   ------------                         -----------   -----------
Distributions to Shareholders
Net investment income - Class A                        (521,788)    (1,050,431)                           (885,861)   (1,762,486)
Net investment income - Class B                         (28,489)       (39,990)                            (20,403)      (37,283)
Net realized gains - Class A                                 --       (433,402)                                 --      (284,638)
Net realized gains - Class B                                 --        (27,565)                                 --        (7,529)
                                                   ------------   ------------                         -----------   -----------
Total distributions                                    (550,277)    (1,551,388)                           (906,264)   (2,091,936)
                                                   ------------   ------------                         -----------   -----------
Share Transactions (a)
Class A:
Proceeds from shares sold                               595,586      1,552,045                           1,286,427     3,003,493
Reinvestment of distributions                           347,370      1,192,740                             460,014     1,271,187
Cost of shares redeemed                              (1,043,515)    (2,854,850)                         (1,910,881)   (4,881,005)
                                                   ------------   ------------                         -----------   -----------
                                                       (100,559)      (110,065)                           (164,440)     (606,325)
                                                   ------------   ------------                         -----------   -----------
Class B:
Proceeds from shares sold                               163,298        678,504                             224,496       199,508
Reinvestment of distributions                            19,543         55,380                               8,996        24,681
Cost of shares redeemed                                 (22,593)       (68,670)                            (62,407)     (214,257)
                                                   ------------   ------------                         -----------   -----------
                                                        160,248        665,214                             171,085         9,932
                                                   ------------   ------------                         -----------   -----------
Net increase (decrease) from share transactions          59,689        555,149                               6,645      (596,393)
                                                   ------------   ------------                         -----------   -----------
Net increase (decrease) in net assets                  (806,544)       212,050                          (1,589,950)     (506,795)

Net Assets
Beginning of period                                  23,847,395     23,635,345                          40,092,455    40,599,250
                                                   ------------   ------------                         -----------   -----------
End of period+                                      $23,040,851   $ 23,847,395                         $38,502,505   $40,092,455
                                                   ============   ============                         ===========   ===========

+Includes undistributed net investment income of   $     76,197   $     15,367                         $    27,112   $     6,867
                                                   ============   ============                         ===========   ===========
(a) Shares Issued and Redeemed
Class A:
Sold                                                     49,767        127,084                              99,168       229,191
Issued for distributions reinvested                      28,998         98,331                              35,349        97,042
Redeemed                                                (87,411)      (233,988)                           (148,186)     (373,083)
                                                   ------------   ------------                         -----------   -----------
Net increase (decrease) in Class A shares
outstanding                                              (8,646)        (8,573)                            (13,669)      (46,850)
                                                   ============   ============                         ===========   ===========
Class B:
Sold                                                     13,825         55,365                              17,342        15,260
Issued for distributions reinvested                       1,632          4,572                                 692         1,886
Redeemed                                                 (1,883)        (5,536)                             (4,795)      (16,302)
                                                   ------------   ------------                         -----------   -----------
Net increase in Class B shares
outstanding                                              13,574         54,401                              13,239           844
                                                   ============   ============                         ===========   ===========

See notes to financial statements





Statement of Changes in Net Assets
FIRST INVESTORS
------------------------------------------------       -------------------------------------------------------------------------
                                                                         MULTI-STATE INSURED TAX FREE FUND
------------------------------------------------       -------------------------------------------------------------------------
                                                             MINNESOTA                                            MISSOURI
                                                       ----------------------                            -----------------------
                                                       1/1/99 to                                         1/1/99 to
                                                       6/30/99           1998                            6/30/99          1998
                                                       -------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                              $    216,852   $    413,882                         $    62,554   $   103,737
Net realized gain (loss) on investments                  (2,917)        29,226                                (621)       10,441
Net unrealized appreciation (depreciation)
of investments                                         (302,064)        51,706                             (98,131)       23,945
                                                   ------------   ------------                         -----------   -----------
Net increase (decrease) in net assets resulting
from operations.                                        (88,129)       494,814                             (36,198)      138,123
                                                   ------------   ------------                         -----------   -----------
Distributions to Shareholders
Net investment income - Class A                        (210,915)      (409,132)                            (54,106)      (98,269)
Net investment income - Class B                          (1,253)        (1,904)                             (4,875)       (5,007)
Net realized gains - Class A                                 --             --                                  --            --
Net realized gains - Class B                                 --             --                                  --            --
                                                   ------------   ------------                         -----------   -----------
Total distributions                                    (212,168)      (411,036)                            (58,981)     (103,276)
                                                   ------------   ------------                         -----------   -----------
Share Transactions (a)
Class A:
Proceeds from shares sold                               538,690        560,476                             929,285       371,474
Reinvestment of distributions                           129,953        311,414                              24,413        62,596
Cost of shares redeemed                                (447,465)      (840,538)                           (352,442)     (178,522)
                                                   ------------   ------------                         -----------   -----------
                                                        221,178         31,352                             601,256       255,548
                                                   ------------   ------------                         -----------   -----------
Class B:
Proceeds from shares sold                                35,994          2,000                             100,250        48,020
Reinvestment of distributions                               970          1,909                               2,591         4,889
Cost of shares redeemed                                      --         (1,000)                            (50,000)           --
                                                   ------------   ------------                         -----------   -----------
                                                         36,964          2,909                              52,841        52,909
                                                   ------------   ------------                         -----------   -----------
Net increase (decrease) from share transactions         258,142         34,261                             654,097       308,457
                                                   ------------   ------------                         -----------   -----------
Net increase (decrease) in net assets                   (42,155)       118,039                             558,918       343,304

Net Assets
Beginning of period                                   8,392,696      8,274,657                           2,258,150     1,914,846
                                                   ------------   ------------                         -----------   -----------
End of period+                                     $  8,350,541   $  8,392,696                         $ 2,817,068   $ 2,258,150
                                                   ============   ============                         ===========   ===========
+Includes undistributed net investment income of   $      7,621   $      2,937                         $     4,194   $       621
                                                   ============   ============                         ===========   ===========
(a) Shares Issued and Redeemed
Class A:
Sold                                                     46,052         47,618                              72,162        29,195
Issued for distributions reinvested                      11,144         26,654                               1,893         4,866
Redeemed                                                (38,391)       (72,134)                            (27,018)      (13,888)
                                                   ------------   ------------                         -----------   -----------
Net increase (decrease) in Class A shares
outstanding                                              18,805          2,138                              47,037        20,173
                                                   ============   ============                         ===========   ===========
Class B:
Sold                                                      3,082            174                               7,752         3,697
Issued for distributions reinvested                          83            163                                 201           380
Redeemed                                                     --            (87)                             (3,888)           --
                                                   ------------   ------------                         -----------   -----------
Net increase in Class B shares
outstanding                                               3,165            250                               4,065         4,077
                                                   ============   ============                         ===========   ===========

See notes to financial statements


------------------------------------------------       -------------------------------------------------------------------------
                                                                         MULTI-STATE INSURED TAX FREE FUND
------------------------------------------------       -------------------------------------------------------------------------
                                                             NEW JERSEY                                       NORTH CAROLINA
                                                       ----------------------                            -----------------------
                                                       1/1/99 to                                         1/1/99 to
                                                       6/30/99           1998                            6/30/99          1998
                                                       -------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                              $  1,456,971   $  2,771,877                         $   213,761   $   365,955
Net realized gain (loss) on investments                 (70,583)       662,131                              (5,616)       16,557
Net unrealized appreciation (depreciation)
of investments                                       (2,462,926)        23,799                            (320,197)      132,846
                                                   ------------   ------------                         -----------   -----------
Net increase (decrease) in net assets resulting
from operations.                                     (1,076,538)     3,457,807                            (112,052)      515,358
                                                   ------------   ------------                         -----------   -----------
Distributions to Shareholders
Net investment income - Class A                      (1,309,299)    (2,693,979)                           (198,469)     (356,381)
Net investment income - Class B                         (55,383)       (83,488)                             (6,110)       (8,468)
Net realized gains - Class A                                 --       (638,421)                                 --            --
Net realized gains - Class B                                 --        (27,005)                                 --            --
                                                   ------------   ------------                         -----------   -----------
Total distributions                                  (1,364,682)    (3,442,893)                           (204,579)     (364,849)
                                                   ------------   ------------                         -----------   -----------
Share Transactions (a)
Class A:
Proceeds from shares sold                             2,533,544      6,159,936                           1,130,612     1,639,024
Reinvestment of distributions                           721,563      2,304,360                             104,944       223,837
Cost of shares redeemed                              (4,785,950)    (7,139,371)                           (358,726)     (409,842)
                                                   ------------   ------------                         -----------   -----------
                                                     (1,530,843)     1,324,925                             876,830     1,453,019
                                                   ------------   ------------                         -----------   -----------
Class B:
Proceeds from shares sold                               948,111        710,030                             184,150        62,154
Reinvestment of distributions                            35,928         89,417                               3,163         5,532
Cost of shares redeemed                                (233,296)      (245,751)                                 --       (10,810)
                                                   ------------   ------------                         -----------   -----------
                                                        750,743        553,696                             187,313        56,876
                                                   ------------   ------------                         -----------   -----------
Net increase (decrease) from share transactions        (780,100)     1,878,621                           1,064,143     1,509,895
                                                   ------------   ------------                         -----------   -----------
Net increase (decrease) in net assets                (3,221,320)     1,893,535                             747,512     1,660,404

Net Assets
Beginning of period                                  63,147,023     61,253,488                           8,542,761     6,882,357
                                                   ------------   ------------                         -----------   -----------
End of period+                                     $ 59,925,703   $ 63,147,023                         $ 9,290,273   $ 8,542,761
                                                   ============   ============                         ===========   ===========
+Includes undistributed net investment income of   $     93,925   $      1,636                         $    10,596   $     1,414
                                                   ============   ============                         ===========   ===========
(a) Shares Issued and Redeemed
Class A:
Sold                                                    192,382        461,281                              88,302       128,727
Issued for distributions reinvested                      54,557        172,773                               8,169        17,520
Redeemed                                               (362,940)      (534,399)                            (27,884)      (32,060)
                                                   ------------   ------------                         -----------   -----------
Net increase (decrease) in Class A shares
outstanding                                            (116,001)        99,655                              68,587       114,187
                                                   ============   ============                         ===========   ===========
Class B:
Sold                                                     71,597         53,282                              14,333         4,883
Issued for distributions reinvested                       2,723          6,715                                 247           433
Redeemed                                                (18,175)       (18,554)                                 --          (862)
                                                   ------------   ------------                         -----------   -----------
Net increase in Class B shares
outstanding                                              56,145         41,443                              14,580         4,454
                                                   ============   ============                         ===========   ===========

See notes to financial statements





Statement of Changes in Net Assets
FIRST INVESTORS
------------------------------------------------       -------------------------------------------------------------------------
                                                                         MULTI-STATE INSURED TAX FREE FUND
------------------------------------------------         -----------------------------------------------------------------------
                                                             OHIO                                            OREGON
                                                       ----------------------                            -----------------------
                                                       1/1/99 to                                         1/1/99 to
                                                       6/30/99           1998                            6/30/99           1998
                                                       -------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                               $   511,678    $   954,515                         $   327,267   $   593,284
Net realized gain (loss) on investments                 (19,677)       105,338                             (27,754)       21,921
Net unrealized appreciation (depreciation)
of investments                                         (724,571)       (42,129)                           (574,751)      176,273
                                                   ------------   ------------                         -----------   -----------
Net increase (decrease) in net assets resulting
from operations.                                       (232,570)     1,017,724                            (275,238)      791,478
                                                   ------------   ------------                         -----------   -----------
Distributions to Shareholders
Net investment income - Class A                        (468,263)      (913,253)                           (296,534)     (560,461)
Net investment income - Class B                          (8,818)       (14,670)                            (19,677)      (34,225)
Net realized gains - Class A                                 --       (103,541)                                 --            --
Net realized gains - Class B                                 --         (2,115)                                 --            --
                                                   ------------   ------------                         -----------   -----------
Total distributions                                    (477,081)    (1,033,579)                           (316,211)     (594,686)
                                                   ------------   ------------                         -----------   -----------
Share Transactions (a)
Class A:
Proceeds from shares sold                             1,190,653      2,214,427                           1,154,086     2,442,130
Reinvestment of distributions                           286,976        750,957                             196,718       434,290
Cost of shares redeemed                              (1,205,111)    (2,490,353)                           (899,210)   (1,821,201)
                                                   ------------   ------------                         -----------   -----------
                                                        272,518        475,031                             451,594     1,055,219
                                                   ------------   ------------                         -----------   -----------
Class B:
Proceeds from shares sold                               182,254         95,265                             198,100       293,952
Reinvestment of distributions                             5,059         13,500                              14,854        31,339
Cost of shares redeemed                                 (66,300)       (40,388)                           (101,505)      (51,221)
                                                   ------------   ------------                         -----------   -----------
                                                        121,013         68,377                             111,449       274,070
                                                   ------------   ------------                         -----------   -----------
Net increase (decrease) from share transactions         393,531        543,408                             563,043     1,329,289
                                                   ------------   ------------                         -----------   -----------
Net increase (decrease) in net assets                  (316,120)       527,553                             (28,406)    1,526,081

Net Assets
Beginning of period                                  20,170,403     19,642,850                          14,078,281    12,552,200
                                                   ------------   ------------                         -----------   -----------
End of period+                                     $ 19,854,283   $ 20,170,403                         $ 4,049,875   $14,078,281
                                                   ============   ============                         ===========   ===========
+Includes undistributed net investment income of   $     63,080   $     28,483                         $    11,056   $        --
                                                   ============   ============                         ===========   ===========
(a) Shares Issued and Redeemed
Class A:
Sold                                                     94,265        174,415                              90,404       192,410
Issued for distributions reinvested                      22,703         59,011                              15,484        34,311
Redeemed                                                (95,293)      (195,415)                            (71,262)     (144,132)
                                                   ------------   ------------                         -----------   -----------
Net increase (decrease) in Class A shares
outstanding                                              21,675         38,011                              34,626        82,589
                                                   ============   ============                         ===========   ===========
Class B:
Sold                                                     14,480          7,493                              15,631        23,233
Issued for distributions reinvested                         400          1,062                               1,171         2,477
Redeemed                                                 (5,282)        (3,175)                             (7,983)       (4,029)
                                                   ------------   ------------                         -----------   -----------
Net increase (decrease) in Class B shares
outstanding                                               9,598          5,380                               8,819        21,681
                                                   ============   ============                         ===========   ===========

See notes to financial statements


------------------------------------------------       -------------------------------------------------------------------------
                                                                         MULTI-STATE INSURED TAX FREE FUND
------------------------------------------------       -------------------------------------------------------------------------
                                                             PENNSYLVANIA                                            VIRGINIA
                                                       ----------------------                            -----------------------
                                                       1/1/99 to                                         1/1/99 to
                                                       6/30/99           1998                            6/30/99           1998
                                                       -------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                               $   970,295    $ 2,050,719                         $   583,054   $ 1,084,677
Net realized gain (loss) on investments                  43,904        303,417                                 173       170,072
Net unrealized appreciation (depreciation)
of investments                                       (1,516,481)      (173,315)                           (945,838)       41,410
                                                   ------------   ------------                         -----------   -----------
Net increase (decrease) in net assets resulting
from operations.                                       (502,282)     2,180,821                            (362,611)    1,296,159
                                                   ------------   ------------                         -----------   -----------
Distributions to Shareholders
Net investment income - Class A                        (937,752)    (1,859,304)                           (535,677)   (1,014,072)
Net investment income - Class B                         (39,563)       (72,835)                            (25,343)      (53,905)
Net realized gains - Class A                                 --       (290,930)                                 --      (161,139)
Net realized gains - Class B                                 --        (14,563)                                 --       (10,233)
                                                   ------------   ------------                         -----------   -----------
Total distributions                                    (977,315)    (2,237,632)                           (561,020)   (1,239,349)
                                                   ------------   ------------                         -----------   -----------
Share Transactions (a)
Class A:
Proceeds from shares sold                             1,593,655      4,340,752                           1,234,196     2,513,743
Reinvestment of distributions                           447,446      1,289,547                             282,425       795,105
Cost of shares redeemed                              (2,273,027)    (7,025,076)                         (2,028,766)   (2,074,090)
                                                   ------------   ------------                         -----------   -----------
                                                       (231,926)    (1,394,777)                           (512,145)    1,234,758
                                                   ------------   ------------                         -----------   -----------
Class B:
Proceeds from shares sold                               249,250        286,627                              35,650       129,680
Reinvestment of distributions                            17,118         52,980                              14,287        37,357
Cost of shares redeemed                                (340,446)       (27,855)                           (266,203)      (77,741)
                                                   ------------   ------------                         -----------   -----------
                                                        (74,078)       311,752                            (216,266)       89,296
                                                   ------------   ------------                         -----------   -----------
Net increase (decrease) from share transactions        (306,004)    (1,083,025)                           (728,411)    1,324,054
                                                   ------------   ------------                         -----------   -----------
Net increase (decrease) in net assets                (1,785,601)    (1,139,836)                         (1,652,042)    1,380,864

Net Assets
Beginning of period                                  42,822,371     43,962,207                          24,906,856    23,525,992
                                                   ------------   ------------                         -----------   -----------
End of period+                                     $ 41,036,770   $ 42,822,371                         $23,254,814   $24,906,856
                                                   ============   ============                         ===========   ===========
+Includes undistributed net investment income of   $    113,937   $    120,957                         $    40,925   $    18,891
                                                   ============   ============                         ===========   ===========
(a) Shares Issued and Redeemed
Class A:
Sold                                                    121,181        326,228                              93,431       188,751
Issued for distributions reinvested                      33,827         96,963                              21,430        59,960
Redeemed                                               (172,635)      (527,157)                           (154,178)     (156,840)
                                                   ------------   ------------                         -----------   -----------
Net increase (decrease) in Class A shares
outstanding                                             (17,627)      (103,966)                            (39,317)       91,871
                                                   ============   ============                         ===========   ===========
Class B:
Sold                                                     18,865         21,633                               2,713         9,938
Issued for distributions reinvested                       1,294          3,988                               1,085         2,820
Redeemed                                                (25,914)        (2,092)                            (20,134)       (5,876)
                                                   ------------   ------------                         -----------   -----------
Net increase (decrease) in Class B shares
outstanding                                              (5,755)        23,529                             (16,336)        6,882
                                                   ============   ============                         ===========   ===========

See notes to financial statements




Notes to Financial Statements

1. Significant Accounting Policies--First Investors Insured Intermediate Tax Exempt Fund ("Insured Intermediate"), a series of First Investors Series Fund ("Series Fund"), First Investors Insured Tax Exempt Fund, Inc. ("Insured Tax Exempt"), First Investors New York Insured Tax Free Fund, Inc. ("New York Insured") and Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds, each a series of First Investors Multi-State Insured Tax Free Fund ("Multi-State Insured"), (collectively, the "Funds"), are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. Each Fund accounts separately for its assets, liabilities and operations. Series Fund offers four additional series which are not included in this report. The investment objective of each Fund is as follows:

Insured Intermediate seeks a high level of interest income which is exempt from federal income tax and is not a tax preference item for purposes of the Alternative Minimum Tax.

Insured Tax Exempt seeks a high level of interest income which is exempt from federal income tax and is not a tax preference item for purposes of the Alternative Minimum Tax.

New York Insured seeks a high level of interest income which is exempt from federal income tax, New York State and New York City personal income taxes and is not a tax preference item for purposes of the Alternative Minimum Tax.

Multi-State Insured seeks a high level of interest income which is exempt from federal income tax and, to the extent indicated in the prospectus, from state and local income taxes for residents of that state and is not a tax preference item for purposes of the Alternative Minimum Tax.

A. Security Valuation--The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily at their fair value on the basis of valuations provided by a pricing service approved by the Boards of Directors/Trustees. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. "When-issued securities" are reflected in the assets of the Funds as of the date the securities are purchased.

The municipal bonds held by the Funds are insured as to payment of principal and interest by the issuer or under insurance policies written by independent insurance companies. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond daily based upon the value of a comparable bond which is insured and not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield. Insured Tax Exempt may invest up to 20% of its assets in portfolio securities not covered by the insurance feature; Insured Intermediate, New York Insured and Multi-State Insured may invest up to 35% of their assets in portfolio securities not covered by the insurance feature.

B. Federal Income Taxes--It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to regulated investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.

At December 31, 1998, capital loss carryovers were as follows:

                                          Year Capital Loss
                                          Carryovers Expire
                          ------------------------------------------------
Fund                        Total           2002         2003         2004
---------------------   ----------    ----------   ----------    ---------
Insured Intermediate    $   21,207    $       --   $    7,566    $  13,641
Insured Tax Exempt       3,745,137     3,221,246           --      523,891
Arizona                     46,246        34,111           --       12,135
Colorado                    18,097        18,097           --           --
Connecticut                 49,852        49,852           --           --
Georgia                        544            --           --          544
Maryland                    19,506         6,741           --       12,765
Minnesota                   65,066           432       64,634           --
Missouri                    54,058        44,353        9,705           --
North Carolina              79,893        36,481       20,296       23,116
Oregon                     161,150       106,103           --       55,047

C. Distributions to Shareholders--Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post-October losses.

D. Expense Allocation--Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. General expenses of Multi-State Insured and Series Fund are allocated among and charged to the assets of each Fund in the series on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Estimated expenses are accrued daily. For the six months ended June 30, 1999, the Bank of New York, custodian for the Funds, has provided total credits in the amount of $70,508 against custodian charges based on the uninvested cash balances of the Funds.

F. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital--Each Fund sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of both classes. Of the 500,000,000 shares originally authorized, Insured Tax Exempt has designated 300,000,000 shares as Class A and 200,000,000 shares as Class B. Of the 1,000,000,000 shares originally authorized, New York Insured has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. Multi-State Insured and Series Fund have established an unlimited number of shares of beneficial interest for both Class A and Class B shares.

3. Concentration of Credit Risk--The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a State, industry or region.

4. Security Transactions--For the six months ended June 30, 1999, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

                                        Cost of               Proceeds
Fund                                  Purchases               of Sales
----                               ------------           ------------
Insured Intermediate               $  7,407,831           $  7,645,962
Insured Tax Exempt                  166,239,238            170,344,666
New York Insured                     31,518,504             35,128,651
Arizona                               4,513,528              2,570,017
California                            1,996,766              2,862,659
Colorado                                979,229                551,787
Connecticut                           3,729,040              2,578,340
Florida                               6,373,730              7,126,819
Georgia                               1,915,482                223,489
Maryland                              4,176,934              1,433,441
Massachusetts                         3,090,743              3,579,790
Michigan                              3,076,955              3,498,241
Minnesota                               597,993                396,558
Missouri                              1,236,208                695,430
New Jersey                           11,211,258             11,658,638
North Carolina                        1,874,434              1,114,966
Ohio                                  4,887,698              4,708,813
Oregon                                3,502,313              2,744,810
Pennsylvania                          9,427,152              9,925,593
Virginia                              6,773,646              6,439,031

At June 30, 1999, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                            Gross         Gross           Net
                         Aggregate     Unrealized    Unrealized    Unrealized
Fund                          Cost   Appreciation  Depreciation  Appreciation
----                  ------------   ------------  ------------  ------------
Insured Intermediate  $  8,777,277   $    248,879  $     60,031  $    188,848
Insured Tax Exempt     952,933,988     76,610,889     1,495,926    75,114,963
New York Insured       172,074,694      9,404,168       385,545     9,018,623
Arizona                 12,000,311        747,981        63,952       684,029
California              12,887,871      1,245,760        24,356     1,221,404
Colorado                 3,828,975        234,942        20,754       214,188
Connecticut             20,604,280      1,201,030        79,041     1,121,989
Florida                 22,994,467      1,590,723        41,783     1,548,940
Georgia                  4,723,496        222,791         9,093       213,698
Maryland                14,882,163        659,336        87,211       572,125
Massachusetts           21,715,892      1,162,466       148,492     1,013,974
Michigan                36,450,377      2,822,346        35,792     2,786,554
Minnesota                7,770,432        366,247        31,308       334,939
Missouri                 2,612,968        130,308        17,082       113,226
New Jersey              55,428,820      3,824,830       248,498     3,576,332
North Carolina           9,464,443        345,690        44,431       301,259
Ohio                    18,455,198      1,289,132        38,957     1,250,175
Oregon                  13,324,093        627,003        67,533       559,470
Pennsylvania            38,182,831      2,374,321        62,471     2,311,850
Virginia                21,451,984      1,444,381        55,434     1,388,947

5. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), their underwriter, First Investors Corporation ("FIC") and/or their transfer agent, Administrative Data Management Corp. ("ADM"). Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 1999, total directors/trustees fees accrued by the Funds amounted to $20,875.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund other than Insured Intermediate, an annual fee, payable monthly, at the rate of .75% on the first $250 million of the average daily net assets of each Fund, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. The annual fee for Insured Intermediate is payable monthly, at the rate of .60% of the Fund's average daily net assets.

For the six months ended June 30, 1999, advisory fees accrued to FIMCO by the Funds were $5,864,948 of which $597,369 was waived. In addition, other expenses in the amount of $156,346 were assumed by FIMCO.

For the six months ended June 30, 1999, FIC, as underwriter, received $850,246 in commissions from the sale of shares of the Funds after allowing $242,437 to other dealers. Shareholder servicing costs included $501,709 in transfer agent fees accrued to ADM.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annual basis each year, payable monthly. For the six months ended June 30, 1999, total distribution plan fees accrued to FIC by the Funds amounted to $2,232,824. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund.

6. Rule 144A Securities--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be resold to qualified institutional investors. At June 30, 1999, Insured Tax Exempt held four 144A securities with an aggregate value of $10,602,400 representing approximately 1.02% of the Fund's net assets and New York Insured held three 144A securities with an aggregate value of $8,860,813 representing approximately 4.90% of the Fund's net assets. These securities are valued as set forth in Note 1A.




Financial Highlights
FIRST INVESTORS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

-----------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        -----------------------------------------------------------------------------------------------------
                                         Income from Investment Operations       Less Distributions from
                                     -----------------------------------------  ------------------------
                           Net Asset                          Net
                               Value                 Realized and
                        ------------          Net      Unrealized   Total from          Net          Net
                           Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized           Total
                           of Period       Income     Investments   Operations       Income         Gain   Distributions
-----------------------------------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
1994                          $ 5.79       $.239       $ (.361)      $ (.122)     $.238         $  --      $.238
1995                            5.43        .301          .419          .720       .300            --       .300
1996                            5.85        .290         (.060)         .230       .290            --       .290
1997                            5.79        .292          .140          .432       .292            --       .292
1998                            5.93        .288          .086          .374       .294            --       .294
1/1/99 to 6/30/99               6.01        .116         (.135)        (.019)      .111            --       .111

Class B
-------
1/12/95* to 12/31/95            5.45        .254          .407          .661       .261            --       .261
1996                            5.85        .235         (.055)         .180       .230            --       .230
1997                            5.80        .234          .128          .362       .232            --       .232
1998                            5.93        .226          .098          .324       .234            --       .234
1/1/99 to 6/30/99               6.02        .086         (.145)        (.059)      .081            --       .081
-----------------------------------------------------------------------------------------------------------------------------

INSURED TAX EXEMPT FUND
-----------------------
Class A
-------
1994                          $10.56       $.556       $(1.142)      $ (.586)     $.554         $  --      $.554
1995                            9.42        .524          .952         1.476       .526            --       .526
1996                           10.37        .510         (.233)         .277       .507            --       .507
1997                           10.14        .502          .312          .814       .504            --       .504
1998                           10.45        .475          .099          .574       .474            --       .474
1/1/99 to 6/30/99              10.55        .257         (.498)        (.241)      .229            --       .229

Class B
-------
1/12/95* to 12/31/95            9.48        .438          .891         1.329       .439            --       .439
1996                           10.37        .441         (.242)         .199       .439            --       .439
1997                           10.13        .429          .323          .752       .432            --       .432
1998                           10.45        .400          .096          .496       .396            --       .396
1/1/99 to 6/30/99              10.55        .217         (.494)        (.277)      .193            --       .193
-----------------------------------------------------------------------------------------------------------------------------

NEW YORK INSURED TAX FREE FUND
------------------------------
Class A
-------
1994                          $15.18       $.758       $(1.510)      $ (.752)     $.768         $  --      $.768
1995                           13.66        .738         1.331         2.069       .740          .059       .799
1996                           14.93        .719         (.298)         .421       .720          .091       .811
1997                           14.54        .709          .395         1.104       .708          .076       .784
1998                           14.86        .674          .137          .811       .676          .145       .821
1/1/99 to 6/30/99              14.85        .357         (.673)        (.316)      .324            --       .324

Class B
-------
1/12/95* to 12/31/95           13.76        .616         1.232         1.848       .619          .059       .678
1996                           14.93        .617         (.306)         .311       .620          .091       .711
1997                           14.53        .608          .406         1.014       .608          .076       .684
1998                           14.86        .569          .134          .703       .568          .145       .713
1/1/99 to 6/30/99              14.85        .302         (.672)        (.370)      .270            --       .270
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                     RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                    Ratio to Average Net  Assets Before Expenses
                                                                           Assets++         Waived or Assumed
                                                                    -------------------- -----------------------

                       Net Asset
                           Value                                                     Net                     Net    Portfolio
                       ---------        Total         Net Assets              Investment              Investment     Turnover
                          End of       Return**    End of Period   Expenses       Income   Expenses       Income         Rate
                          Period          (%)     (in thousands)        (%)          (%)        (%)          (%)          (%)
-----------------------------------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
1994                          $ 5.43       (2.05)   $    5,688           .14       4.52           .96       3.70       210
1995                            5.85       13.50         7,017           .35       5.32          1.22       4.45        47
1996                            5.79        4.07         7,415           .49       5.05          1.24       4.30        82
1997                            5.93        7.68         7,344           .53       5.02          1.21       4.34        91
1998                            6.01        6.47         8,674           .50       4.80          1.20       4.10       163
1/1/99 to 6/30/99               5.88       (0.34)        8,179           .50+      3.80+         1.33+      2.97+       76

Class B
-------
1/12/95* to 12/31/95            5.85       12.27           378          1.35+      4.32+         1.92+      3.75+       47
1996                            5.80        3.17           613          1.49       4.05          1.94       3.60        82
1997                            5.93        6.39           808          1.53       4.02          1.91       3.64        91
1998                            6.02        5.57         1,000          1.50       3.80          1.90       3.40       163
1/1/99 to 6/30/99               5.88       (1.00)        1,015          1.50+      2.80+         2.03+      2.27+       76
-----------------------------------------------------------------------------------------------------------------------------

INSURED TAX EXEMPT FUND
-----------------------
Class A
-------
1994                          $ 9.42       (5.61)   $1,301,537          1.18       5.64           N/A        N/A        57
1995                           10.37       16.01     1,372,752          1.14       5.25           N/A        N/A        37
1996                           10.14        2.81     1,252,608          1.14       5.06           N/A        N/A        21
1997                           10.45        8.27     1,191,815          1.14       4.93           N/A        N/A        13
1998                           10.55        5.62     1,118,898          1.11       4.51           N/A        N/A        19
1/1/99 to 6/30/99              10.08       (2.33)    1,031,253          1.11+      4.89+          N/A        N/A        16

Class B
-------
1/12/95* to 12/31/95           10.37       14.27         2,019          1.88+      4.45+          N/A        N/A        37
1996                           10.13        2.03         3,046          1.83       4.37           N/A        N/A        21
1997                           10.45        7.62         3,460          1.85       4.22           N/A        N/A        13
1998                           10.55        4.83         3,878          1.83       3.79           N/A        N/A        19
1/1/99 to 6/30/99              10.08       (2.67)        4,171          1.84+      4.16+          N/A        N/A        16
-----------------------------------------------------------------------------------------------------------------------------

NEW YORK INSURED TAX FREE FUND
------------------------------
Class A
-------
1994                          $13.66       (5.03)   $  193,916          1.28       5.30           N/A        N/A        55
1995                           14.93       15.45       215,259          1.23       5.10           N/A        N/A        53
1996                           14.54        2.95       203,496          1.23       4.93           N/A        N/A        53
1997                           14.86        7.82       195,273          1.17       4.86          1.22       4.81        24
1998                           14.85        5.59       187,544          1.12       4.54          1.22       4.44        44
1/1/99 to 6/30/99              14.21       (2.17)      175,459          1.06+      4.83+         1.18+      4.71+       18


Class B
-------
1/12/95* to 12/31/95           14.93       13.66         1,156          2.00+      4.34+          N/A        N/A        53
1996                           14.53        2.18         2,242          1.93       4.23           N/A        N/A        53
1997                           14.86        7.16         3,602          1.87       4.16          1.92       4.11        24
1998                           14.85        4.84         5,271          1.82       3.84          1.92       3.74        44
1/1/99 to 6/30/99              14.21       (2.53)        5,510          1.76+      4.13+         1.88+      4.01+       18
-----------------------------------------------------------------------------------------------------------------------------


Financial Highlights (Continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        -----------------------------------------------------------------------------------------------------
                                         Income from Investment Operations       Less Distributions from
                                     -----------------------------------------  ------------------------
                           Net Asset                          Net
                               Value                 Realized and
                        ------------          Net      Unrealized   Total from          Net          Net
                           Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized           Total
                           of Period       Income     Investments   Operations       Income         Gain   Distributions
-----------------------------------------------------------------------------------------------------------------------------
MULTI-STATE INSURED TAX FREE FUND
---------------------------------
ARIZONA FUND
------------
Class A
-------
1994                          $13.12       $.663       $(1.397)      $ (.734)     $.676         $  --      $.676
1995                           11.71        .665         1.448         2.113       .673            --       .673
1996                           13.15        .664         (.199)         .465       .665            --       .665
1997                           12.95        .658          .511         1.169       .659            --       .659
1998                           13.46        .657          .155          .812       .652            --       .652
1/1/99 to 6/30/99              13.62        .351         (.513)        (.162)      .328            --       .328

Class B
-------
1/12/95* to 12/31/95           11.82        .544         1.340         1.884       .554            --       .554
1996                           13.15        .565         (.201)         .364       .564            --       .564
1997                           12.95        .556          .500         1.056       .556            --       .556
1998                           13.45        .549          .155          .704       .544            --       .544
1/1/99 to 6/30/99              13.61        .298         (.514)        (.216)      .274            --       .274
-----------------------------------------------------------------------------------------------------------------------------

CALIFORNIA FUND
---------------
Class A
-------
1994                          $12.12       $.598       $(1.328)      $ (.730)     $.620         $  --      $.620
1995                           10.77        .580         1.335         1.915       .589          .136       .725
1996                           11.96        .576         (.128)         .448       .575          .073       .648
1997                           11.76        .569          .534         1.103       .570          .173       .743
1998                           12.12        .558          .190          .748       .554          .114       .668
1/1/99 to 6/30/99              12.20        .310         (.576)        (.266)      .274            --       .274

Class B
-------
1/12/95* to 12/31/95           10.87        .472         1.227         1.699       .483          .136       .619
1996                           11.95        .486         (.123)         .363       .480          .073       .553
1997                           11.76        .476          .532         1.008       .475          .173       .648
1998                           12.12        .458          .184          .642       .458          .114       .572
1/1/99 to 6/30/99              12.19        .263         (.577)        (.314)      .226            --       .226
-----------------------------------------------------------------------------------------------------------------------------

COLORADO FUND
-------------
Class A
-------
1994                          $12.60       $.631       $(1.351)      $ (.720)     $.640         $  --      $.640
1995                           11.24        .668         1.340         2.008       .668            --       .668
1996                           12.58        .642         (.089)         .553       .643            --       .643
1997                           12.49        .638          .498         1.136       .636            --       .636
1998                           12.99        .644          .152          .796       .636            --       .636
1/1/99 to 6/30/99              13.15        .327         (.479)        (.152)      .318            --       .318

Class B
-------
1/12/95* to 12/31/95           11.35        .564         1.239         1.803       .573            --       .573
1996                           12.58        .547         (.100)         .447       .547            --       .547
1997                           12.48        .539          .501         1.040       .540            --       .540
1998                           12.98        .538          .160          .698       .528            --       .528
1/1/99 to 6/30/99              13.15        .276         (.482)        (.206)      .264            --       .264
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                     RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                    Ratio to Average Net  Assets Before Expenses
                                                                           Assets++         Waived or Assumed
                                                                    -------------------- -----------------------

                       Net Asset
                           Value                                                     Net                     Net    Portfolio
                       ---------        Total         Net Assets              Investment              Investment     Turnover
                          End of       Return**    End of Period   Expenses       Income   Expenses       Income         Rate
                          Period          (%)     (in thousands)        (%)          (%)        (%)          (%)          (%)
-----------------------------------------------------------------------------------------------------------------------------
MULTI-STATE INSURED TAX FREE FUND
---------------------------------
ARIZONA FUND
------------
Class A
-------
1994                          $11.71       (5.63)      $ 8,803           .30       5.52          1.24       4.59        63
1995                           13.15       18.41         8,834           .50       5.27          1.15       4.62        36
1996                           12.95        3.69         8,383           .53       5.17          1.23       4.47        27
1997                           13.46        9.28         9,691           .50       5.03          1.16       4.37        24
1998                           13.62        6.17        10,873           .50       4.88          1.13       4.25        50
1/1/99 to 6/30/99              13.13       (1.22)       12,516           .50+      5.25+         1.10+      4.65+       22

Class B
-------
1/12/95* to 12/31/95           13.15       16.20           173          1.30+      4.62+         1.95+      3.95+       36
1996                           12.95        2.89           289          1.33       4.37          2.03       3.67        27
1997                           13.45        8.36           437          1.30       4.23          1.96       3.57        24
1998                           13.61        5.33           489          1.30       4.08          1.93       3.45        50
1/1/99 to 6/30/99              13.12       (1.62)          487          1.30+      4.45+         1.90+      3.85+       22
-----------------------------------------------------------------------------------------------------------------------------

CALIFORNIA FUND
---------------
Class A
-------
1994                          $10.77       (6.10)      $15,335           .97       5.27          1.22       5.02        83
1995                           11.96       18.16        16,547           .90       5.02          1.15       4.77        53
1996                           11.76        3.91        15,558           .84       4.93          1.19       4.58        30
1997                           12.12        9.66        15,601           .80       4.80          1.16       4.44        46
1998                           12.20        6.31        14,614           .80       4.59          1.17       4.22        79
1/1/99 to 6/30/99              11.66       (2.23)       13,897           .80+      5.11+         1.12+      4.79+       14

Class B
-------
1/12/95* to 12/31/95           11.95       15.91            59          1.74+      4.31+         2.00+      4.04+       53
1996                           11.76        3.16           114          1.63       4.14          1.98       3.79        30
1997                           12.12        8.79           220          1.60       4.00          1.96       3.64        46
1998                           12.19        5.40           479          1.60       3.79          1.97       3.42        79
1/1/99 to 6/30/99              11.65       (2.62)          468          1.60+      4.31+         1.92+      3.99+       14
-----------------------------------------------------------------------------------------------------------------------------

COLORADO FUND
-------------
Class A
-------
1994                          $11.24       (5.77)      $ 3,110           .20       5.41          1.43       4.18       108
1995                           12.58       18.25         3,525           .20       5.54          1.32       4.42        45
1996                           12.49        4.57         3,466           .38       5.20          1.40       4.17        20
1997                           12.99        9.37         3,424           .40       5.07          1.29       4.18        39
1998                           13.15        6.27         3,571           .40       4.96          1.26       4.10        25
1/1/99 to 6/30/99              12.68       (1.19)        3,821           .46+      5.00+         1.19+      4.27+       14

Class B
-------
1/12/95* to 12/31/95           12.58       16.18           131          1.00+      4.90+         2.12+      3.75+       45
1996                           12.48        3.68           241          1.19       4.39          2.21       3.36        20
1997                           12.98        8.55           370          1.20       4.27          2.09       3.38        39
1998                           13.15        5.48           374          1.20       4.16          2.06       3.30        25
1/1/99 to 6/30/99              12.68       (1.60)          362          1.26+      4.20+         1.99+      3.47+       14
-----------------------------------------------------------------------------------------------------------------------------


Financial Highlights (Continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        -----------------------------------------------------------------------------------------------------
                                         Income from Investment Operations       Less Distributions from
                                     -----------------------------------------  ------------------------
                           Net Asset                          Net
                               Value                 Realized and
                        ------------          Net      Unrealized   Total from          Net          Net
                           Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized           Total
                           of Period       Income     Investments   Operations       Income         Gain   Distributions
-----------------------------------------------------------------------------------------------------------------------------
CONNECTICUT FUND
----------------
Class A
-------
1994                          $13.05       $.609       $(1.480)      $ (.871)     $.609         $  --      $.609
1995                           11.57        .617         1.333         1.950       .620            --       .620
1996                           12.90        .619         (.202)         .417       .617            --       .617
1997                           12.70        .613          .471         1.084       .614            --       .614
1998                           13.17        .607          .186          .793       .603            --       .603
1/1/99 to 6/30/99              13.36        .322         (.497)        (.175)      .305            --       .305

Class B
-------

1/12/95* to 12/31/95           11.67        .512         1.242         1.754       .524            --       .524
1996                           12.90        .522         (.204)         .318       .518            --       .518
1997                           12.70        .516          .470          .986       .516            --       .516
1998                           13.17        .500          .176          .676       .496            --       .496
1/1/99 to 6/30/99              13.35        .272         (.501)        (.229)      .251            --       .251
-----------------------------------------------------------------------------------------------------------------------------

FLORIDA FUND
------------
Class A
-------
1994                          $13.14       $.642       $(1.346)      $ (.704)     $.646         $  --      $.646
1995                           11.79        .640         1.527         2.167       .647            --       .647
1996                           13.31        .623         (.198)         .425       .625            --       .625
1997                           13.11        .624          .547         1.171       .624          .037       .661
1998                           13.62        .616          .195          .811       .613          .068       .681
1/1/99 to 6/30/99              13.75        .337         (.662)        (.325)      .305            --       .305

Class B
-------
1/12/95* to 12/31/95           11.87        .529         1.460         1.989       .549            --       .549
1996                           13.31        .530         (.204)         .326       .526            --       .526
1997                           13.11        .531          .552         1.083       .526          .037       .563
1998                           13.63        .507          .186          .693       .505          .068       .573
1/1/99 to 6/30/99              13.75        .281         (.660)        (.379)      .251            --       .251
-----------------------------------------------------------------------------------------------------------------------------

GEORGIA FUND
------------
Class A
-------
1994                          $12.49       $.584       $(1.165)      $ (.581)     $.579         $  --      $.579
1995                           11.33        .653         1.387         2.040       .650            --       .650
1996                           12.72        .639         (.161)         .478       .648            --       .648
1997                           12.55        .639          .578         1.217       .637            --       .637
1998                           13.13        .645          .135          .780       .640            --       .640
1/1/99 to 6/30/99              13.27        .328         (.546)        (.218)      .322            --       .322

Class B
-------
1/12/95* to 12/31/95           11.42        .529         1.303         1.832       .542            --       .542
1996                           12.71        .563         (.183)         .380       .550            --       .550
1997                           12.54        .524          .584         1.108       .538            --       .538
1998                           13.11        .539          .133          .672       .532            --       .532
1/1/99 to 6/30/99              13.25        .271         (.533)        (.262)      .268            --       .268
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                     RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                    Ratio to Average Net  Assets Before Expenses
                                                                           Assets++         Waived or Assumed
                                                                    -------------------- -----------------------

                       Net Asset
                           Value                                                     Net                     Net    Portfolio
                       ---------        Total         Net Assets              Investment              Investment     Turnover
                          End of       Return**    End of Period   Expenses       Income   Expenses       Income         Rate
                          Period          (%)     (in thousands)        (%)          (%)        (%)          (%)          (%)
-----------------------------------------------------------------------------------------------------------------------------
CONNECTICUT FUND
----------------
Class A
-------
1994                          $11.57       (6.75)      $14,848           .87       5.01          1.22       4.66        63
1995                           12.90       17.18        16,725           .85       4.98          1.20       4.63        26
1996                           12.70        3.37        15,203           .81       4.92          1.23       4.50        15
1997                           13.17        8.77        16,151           .80       4.78          1.17       4.41        14
1998                           13.36        6.15        17,434           .80       4.58          1.16       4.22        25
1/1/99 to 6/30/99              12.88       (1.35)       18,848           .80+      4.88+         1.14+      4.54+       13

Class B
-------
1/12/95* to 12/31/95           12.90       15.28           857          1.71+      4.12+         2.07+      3.76+       26
1996                           12.70        2.57         1,505          1.61       4.12          2.02       3.71        15
1997                           13.17        7.95         2,891          1.60       3.98          1.97       3.61        14
1998                           13.35        5.22         3,484          1.60       3.78          1.96       3.42        25
1/1/99 to 6/30/99              12.87       (1.75)        3,055          1.60+      4.08+         1.94+      3.74+       13
-----------------------------------------------------------------------------------------------------------------------------

FLORIDA FUND
------------
Class A
-------
1994                          $11.79       (5.39)      $19,765           .62       5.24          1.19       4.67        98
1995                           13.31       18.77        22,229           .75       5.05          1.15       4.65        68
1996                           13.11        3.34        23,299           .83       4.80          1.16       4.47        55
1997                           13.62        9.18        23,840           .80       4.71          1.11       4.40        19
1998                           13.75        6.09        25,873           .80       4.50          1.10       4.20        44
1/1/99 to 6/30/99              13.12       (2.41)       24,026           .80+      4.93+         1.12+      4.61+       25

Class B
-------
1/12/95* to 12/31/95           13.31       17.06           299          1.68+      4.12+         2.09+      3.70+       68
1996                           13.11        2.56           549          1.62       4.01          1.95       3.68        55
1997                           13.63        8.38           837          1.60       3.91          1.91       3.60        19
1998                           13.75        5.19           858          1.60       3.70          1.90       3.40        44
1/1/99 to 6/30/99              13.12       (2.80)          814          1.60+      4.13+         1.92+      3.81+       25
-----------------------------------------------------------------------------------------------------------------------------

GEORGIA FUND
------------
Class A
-------
1994                          $11.33       (4.69)      $ 2,065           .20       4.99          1.93       3.26        78
1995                           12.72       18.40         3,047           .20       5.41          1.42       4.20        45
1996                           12.55        3.94         3,269           .38       5.17          1.44       4.11        37
1997                           13.13       10.00         3,152           .40       5.03          1.33       4.10        21
1998                           13.27        6.08         3,162           .40       4.92          1.20       4.12        36
1/1/99 to 6/30/99              12.73       (1.69)        4,801           .46+      5.04+         1.14+      4.36+        6

Class B
-------
1/12/95* to 12/31/95           12.71       16.34            97          1.00+      4.61+         2.22+      3.40+       45
1996                           12.54        3.13           151          1.19       4.36          2.25       3.30        37
1997                           13.11        9.07           203          1.20       4.23          2.13       3.30        21
1998                           13.25        5.23           250          1.20       4.12          2.00       3.32        36
1/1/99 to 6/30/99              12.72       (2.02)          244          1.26+      4.24+         1.94+      3.56+        6
-----------------------------------------------------------------------------------------------------------------------------


Financial Highlights (Continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        -----------------------------------------------------------------------------------------------------
                                         Income from Investment Operations       Less Distributions from
                                     -----------------------------------------  ------------------------
                           Net Asset                          Net
                               Value                 Realized and
                        ------------          Net      Unrealized   Total from          Net          Net
                           Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized           Total
                           of Period       Income     Investments   Operations       Income         Gain   Distributions
-----------------------------------------------------------------------------------------------------------------------------
MARYLAND FUND
-------------
Class A
-------
1994                          $13.15       $.644       $(1.373)      $ (.729)     $.651         $  --      $.651
1995                           11.77        .668         1.348         2.016       .666            --       .666
1996                           13.12        .650         (.235)         .415       .655            --       .655
1997                           12.88        .652          .549         1.201       .651            --       .651
1998                           13.43        .651          .186          .837       .647            --       .647
1/1/99 to 6/30/99              13.62        .336         (.528)        (.192)      .328            --       .328

Class B
-------
1/12/95* to 12/31/95           11.85        .561         1.279         1.840       .570            --       .570
1996                           13.12        .555         (.249)         .306       .556            --       .556
1997                           12.87        .551          .556         1.107       .547            --       .547
1998                           13.43        .543          .186          .729       .539            --       .539
1/1/99 to 6/30/99              13.62        .280         (.526)        (.246)      .274            --       .274
-----------------------------------------------------------------------------------------------------------------------------

MASSACHUSETTS FUND
------------------
Class A
-------
1994                          $12.28       $.627       $(1.267)      $ (.640)     $.630         $  --      $.630
1995                           11.01        .612         1.227         1.839       .613          .016       .629
1996                           12.22        .603         (.256)         .347       .602          .045       .647
1997                           11.92        .601          .356          .957       .603          .074       .677
1998                           12.20        .586          .049          .635       .578          .237       .815
1/1/99 to 6/30/99              12.02        .312         (.461)        (.149)      .281            --       .281

Class B
-------
1/12/95* to 12/31/95           11.09        .508         1.155         1.663       .527          .016       .543
1996                           12.21        .514         (.263)         .251       .506          .045       .551
1997                           11.91        .508          .353          .861       .507          .074       .581
1998                           12.19        .488          .061          .549       .482          .237       .719
1/1/99 to 6/30/99              12.02        .260         (.467)        (.207)      .233            --       .233
-----------------------------------------------------------------------------------------------------------------------------

MICHIGAN FUND
-------------
Class A
-------
1994                          $12.89       $.612       $(1.423)      $ (.811)     $.609         $  --      $.609
1995                           11.47        .634         1.331         1.965       .635            --       .635
1996                           12.80        .627         (.215)         .412       .631          .011       .642
1997                           12.57        .610          .535         1.145       .609          .046       .655
1998                           13.06        .591          .124          .715       .589          .096       .685
1/1/99 to 6/30/99              13.09        .304         (.517)        (.213)      .297            --       .297

Class B
-------
1/12/95* to 12/31/95           11.57        .528         1.241         1.769       .539            --       .539
1996                           12.80        .534         (.229)         .305       .534          .011       .545
1997                           12.56        .511          .536         1.047       .511          .046       .557
1998                           13.05        .484          .123          .607       .481          .096       .577
1/1/99 to 6/30/99              13.08        .251         (.519)        (.268)      .242            --       .242
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                     RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                    Ratio to Average Net  Assets Before Expenses
                                                                           Assets++         Waived or Assumed
                                                                    -------------------- -----------------------

                       Net Asset
                           Value                                                     Net                     Net    Portfolio
                       ---------        Total         Net Assets              Investment              Investment     Turnover
                          End of       Return**    End of Period   Expenses       Income   Expenses       Income         Rate
                          Period          (%)     (in thousands)        (%)          (%)        (%)          (%)          (%)
-----------------------------------------------------------------------------------------------------------------------------
MARYLAND FUND
-------------
Class A
-------
1994                          $11.77       (5.59)      $ 6,904           .45       5.27          1.34       4.37        44
1995                           13.12       17.50         8,666           .48       5.32          1.24       4.55        49
1996                           12.88        3.33        10,118           .51       5.10          1.24       4.37        13
1997                           13.43        9.59        10,705           .50       5.01          1.18       4.33        35
1998                           13.62        6.38        11,280           .50       4.84          1.16       4.18        33
1/1/99 to 6/30/99              13.10       (1.45)       13,393           .50+      5.01+         1.14+      4.37+       10

Class B
-------
1/12/95* to 12/31/95           13.12       15.82           423          1.38+      4.42+         2.19+      3.61+       49
1996                           12.87        2.45         1,021          1.31       4.30          2.05       3.57        13
1997                           13.43        8.81         1,782          1.30       4.21          1.98       3.53        35
1998                           13.62        5.54         2,215          1.30       4.04          1.96       3.38        33
1/1/99 to 6/30/99              13.10       (1.84)        2,441          1.30+      4.21+         1.94+      3.57+       10
-----------------------------------------------------------------------------------------------------------------------------

MASSACHUSETTS FUND
------------------
Class A
-------
1994                          $11.01       (5.30)      $20,838           .95       5.45          1.20       5.20        64
1995                           12.22       17.07        23,180           .90       5.22          1.15       4.97        40
1996                           11.92        2.99        22,543           .86       5.08          1.18       4.76        45
1997                           12.20        8.27        22,852           .80       5.01          1.15       4.66        28
1998                           12.02        5.33        22,421           .80       4.82          1.15       4.47        49
1/1/99 to 6/30/99              11.59       (1.28)       21,509           .80+      5.19+         1.10+      4.89+       13

Class B
-------
1/12/95* to 12/31/95           12.21       15.28           314          1.76+      4.36+         2.01+      4.10+       40
1996                           11.91        2.16           519          1.66       4.28          1.98       3.96        45
1997                           12.19        7.41           783          1.60       4.21          1.95       3.86        28
1998                           12.02        4.60         1,426          1.60       4.02          1.95       3.67        49
1/1/99 to 6/30/99              11.58       (1.76)        1,532          1.60+      4.39+         1.90+      4.09+       13
-----------------------------------------------------------------------------------------------------------------------------

MICHIGAN FUND
-------------
Class A
-------
1994                          $11.47       (6.36)      $30,362           .93       5.11          1.18       4.86        60
1995                           12.80       17.47        36,837           .89       5.14          1.14       4.89        45
1996                           12.57        3.37        36,928           .88       5.03          1.13       4.78        43
1997                           13.06        9.37        39,581           .87       4.80          1.12       4.55        32
1998                           13.09        5.60        39,061           .89       4.51          1.13       4.27        20
1/1/99 to 6/30/99              12.58       (1.67)       37,345           .86+      4.64+         1.10+      4.40+        8

Class B
-------
1/12/95* to 12/31/95           12.80       15.55           388          1.76+      4.41+         2.02+      4.15+       45
1996                           12.56        2.49           724          1.69       4.22          1.94       3.97        43
1997                           13.05        8.54         1,018          1.67       4.00          1.92       3.75        32
1998                           13.08        4.73         1,032          1.69       3.71          1.93       3.47        20
1/1/99 to 6/30/99              12.57       (2.08)        1,158          1.66+      3.84+         1.90+      3.60+        8
-----------------------------------------------------------------------------------------------------------------------------


Financial Highlights (Continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        -----------------------------------------------------------------------------------------------------
                                         Income from Investment Operations       Less Distributions from
                                     -----------------------------------------  ------------------------
                           Net Asset                          Net
                               Value                 Realized and
                        ------------          Net      Unrealized   Total from          Net          Net
                           Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized           Total
                           of Period       Income     Investments   Operations       Income         Gain   Distributions
-----------------------------------------------------------------------------------------------------------------------------
MINNESOTA FUND
--------------
Class A
-------
1994                          $11.77       $.592       $(1.282)      $ (.690)     $.600         $  --      $.600
1995                           10.48        .589         1.022         1.611       .591            --       .591
1996                           11.50        .592         (.210)         .382       .592            --       .592
1997                           11.29        .599          .340          .939       .599            --       .599
1998                           11.63        .592          .116          .708       .588            --       .588
1/1/99 to 6/30/99              11.75        .297         (.416)        (.119)      .291            --       .291

Class B
-------
1/12/95* to 12/31/95           10.55        .515          .950         1.465       .515            --       .515
1996                           11.50        .493         (.205)         .288       .498            --       .498
1997                           11.29        .508          .341          .849       .509            --       .509
1998                           11.63        .498          .114          .612       .492            --       .492
1/1/99 to 6/30/99              11.75        .247         (.406)        (.159)      .241            --       .241
-----------------------------------------------------------------------------------------------------------------------------

MISSOURI FUND
-------------
Class A
-------
1994                          $12.50       $.617       $(1.384)      $ (.767)     $.613         $  --      $.613
1995                           11.12        .662         1.356         2.018       .668            --       .668
1996                           12.47        .637         (.180)         .457       .637            --       .637
1997                           12.29        .638          .490         1.128       .638            --       .638
1998                           12.78        .634          .188          .822       .632            --       .632
1/1/99 to 6/30/99              12.97        .326         (.474)        (.148)      .312            --       .312

Class B
-------
1/12/95* to 12/31/95           11.22        .548         1.260         1.808       .548            --       .548
1996                           12.48        .538         (.189)         .349       .539            --       .539
1997                           12.29        .537          .494         1.031       .541            --       .541
1998                           12.78        .528          .187          .715       .525            --       .525
1/1/99 to 6/30/99              12.97        .284         (.486)        (.202)      .258            --       .258
-----------------------------------------------------------------------------------------------------------------------------

NEW JERSEY FUND
---------------
Class A
-------
1994                          $13.51       $.659       $(1.448)      $ (.789)     $.661         $  --      $.661
1995                           12.06        .648         1.291         1.939       .652          .097       .749
1996                           13.25        .636         (.245)         .391       .636          .015       .651
1997                           12.99        .630          .427         1.057       .629          .118       .747
1998                           13.30        .606          .153          .759       .607          .142       .749
1/1/99 to 6/30/99              13.31        .313         (.540)        (.227)      .293            --       .293

Class B
-------
1/12/95* to 12/31/95           12.14        .526         1.199         1.725       .528          .097       .625
1996                           13.24        .533         (.253)         .280       .535          .015       .550
1997                           12.97        .525          .433          .958       .530          .118       .648
1998                           13.28        .498          .153          .651       .499          .142       .641
1/1/99 to 6/30/99              13.29        .261         (.542)        (.281)      .239            --       .239
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                     RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                    Ratio to Average Net  Assets Before Expenses
                                                                           Assets++         Waived or Assumed
                                                                    -------------------- -----------------------

                       Net Asset
                           Value                                                     Net                     Net    Portfolio
                       ---------        Total         Net Assets              Investment              Investment     Turnover
                          End of       Return**    End of Period   Expenses       Income   Expenses       Income         Rate
                          Period          (%)     (in thousands)        (%)          (%)        (%)          (%)          (%)
-----------------------------------------------------------------------------------------------------------------------------
MINNESOTA FUND
--------------
Class A
-------
1994                          $10.48       (5.93)      $ 7,375           .65       5.40          1.29       4.76        34
1995                           11.50       15.68         8,162           .65       5.29          1.31       4.63        53
1996                           11.29        3.47         8,304           .56       5.27          1.31       4.52        49
1997                           11.63        8.57         8,231           .50       5.27          1.21       4.56        15
1998                           11.75        6.23         8,346           .50       5.08          1.23       4.35        22
1/1/99 to 6/30/99              11.34       (1.04)        8,269           .50+      5.12+         1.12+      4.50+        5

Class B
-------
1/12/95* to 12/31/95           11.50       14.13            .1          1.45+      4.64+         2.11+      3.96+       53
1996                           11.29        2.61            41          1.40       4.44          2.14       3.69        49
1997                           11.63        7.71            44          1.30       4.47          2.01       3.76        15
1998                           11.75        5.37            47          1.30       4.28          2.03       3.55        22
1/1/99 to 6/30/99              11.35       (1.36)           81          1.30+      4.32+         1.92+      3.70+        5
-----------------------------------------------------------------------------------------------------------------------------

MISSOURI FUND
-------------
Class A
-------
1994                          $11.12       (6.20)      $ 1,611           .20       5.45          1.57       4.07        98
1995                           12.47       18.55         1,890           .20       5.58          1.42       4.36        50
1996                           12.29        3.84         1,925           .38       5.24          1.69       3.93        15
1997                           12.78        9.44         1,798           .40       5.13          1.46       4.07        12
1998                           12.97        6.59         2,087           .40       4.97          1.30       4.07        17
1/1/99 to 6/30/99              12.51       (1.18)        2,601           .48+      5.11+         1.44+      4.15+       29

Class B
-------
1/12/95* to 12/31/95           12.48       16.41            .1          1.00+      4.94+         2.22+      3.68+       50
1996                           12.29        2.93            36          1.24       4.38          2.55       3.07        15
1997                           12.78        8.60           117          1.20       4.33          2.26       3.27        12
1998                           12.97        5.71           172          1.20       4.17          2.10       3.27        17
1/1/99 to 6/30/99              12.51       (1.59)          216          1.28+      4.31+         2.24+      3.35+       29
-----------------------------------------------------------------------------------------------------------------------------

NEW JERSEY FUND
---------------
Class A
-------
1994                          $12.06       (5.91)      $55,379           .99       5.21          1.14       5.06        60
1995                           13.25       16.41        59,153           .99       5.06          1.14       4.91        30
1996                           12.99        3.09        58,823           .98       4.92          1.13       4.77        35
1997                           13.30        8.36        59,243           .96       4.81          1.11       4.66        22
1998                           13.31        5.84        60,585           .97       4.53          1.11       4.39        27
1/1/99 to 6/30/99              12.79       (1.75)       56,746           .94+      4.72+         1.08+      4.58+       18

Class B
-------
1/12/95* to 12/31/95           13.24       14.45           957          1.81+      4.24+         1.97+      4.08+       30
1996                           12.97        2.22         1,603          1.78       4.12          1.93       3.97        35
1997                           13.28        7.56         2,011          1.76       4.01          1.91       3.86        22
1998                           13.29        5.00         2,562          1.77       3.73          1.91       3.59        27
1/1/99 to 6/30/99              12.77       (2.15)        3,179          1.74+      3.92+         1.88+      3.78+       18
-----------------------------------------------------------------------------------------------------------------------------


Financial Highlights (Continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        -----------------------------------------------------------------------------------------------------
                                         Income from Investment Operations       Less Distributions from
                                     -----------------------------------------  ------------------------
                           Net Asset                          Net
                               Value                 Realized and
                        ------------          Net      Unrealized   Total from          Net          Net
                           Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized           Total
                           of Period       Income     Investments   Operations       Income         Gain   Distributions
-----------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
-------------------
Class A
-------
1994                          $12.28       $.594       $(1.380)       $(.786)     $.594         $  --      $.594
1995                           10.90        .608         1.391         1.999       .609            --       .609
1996                           12.29        .590         (.159)         .431       .591            --       .591
1997                           12.13        .597          .530         1.127       .597            --       .597
1998                           12.66        .593          .239          .832       .592            --       .592
1/1/99 to 6/30/99              12.90        .307         (.442)        (.135)      .295            --       .295

Class B
-------
1/12/95* to 12/31/95           10.99        .492         1.307         1.799       .499            --       .499
1996                           12.29        .496         (.161)         .335       .495            --       .495
1997                           12.13        .497          .534         1.031       .501            --       .501
1998                           12.66        .491          .233          .724       .484            --       .484
1/1/99 to 6/30/99              12.90        .251         (.440)        (.189)      .241            --       .241
-----------------------------------------------------------------------------------------------------------------------------

OHIO FUND
---------
Class A
-------
1994                          $12.66       $.613       $(1.353)       $(.740)     $.620         $  --      $.620
1995                           11.30        .615         1.306         1.921       .619          .092       .711
1996                           12.51        .605         (.097)         .508       .609          .059       .668
1997                           12.35        .607          .430         1.037       .606          .071       .677
1998                           12.71        .614          .040          .654       .597          .067       .664
1/1/99 to 6/30/99              12.70        .321         (.461)        (.140)      .300            --       .300

Class B
-------
1/12/95* to 12/31/95           11.40        .503         1.212         1.715       .513          .092       .605
1996                           12.51        .507         (.095)         .412       .513          .059       .572
1997                           12.35        .507          .424          .931       .510          .071       .581
1998                           12.70        .495          .061          .556       .489          .067       .556
1/1/99 to 6/30/99              12.70        .266         (.460)        (.194)      .246            --       .246
-----------------------------------------------------------------------------------------------------------------------------

OREGON FUND
-----------
Class A
-------
1994                          $12.29       $.529       $(1.339)       $(.810)     $.610         $  --      $.610
1995                           10.87        .626         1.289         1.915       .625            --       .625
1996                           12.16        .589         (.161)         .428       .588            --       .588
1997                           12.00        .582          .582         1.164       .584            --       .584
1998                           12.58        .582          .191          .773       .583            --       .583
1/1/99 to 6/30/99              12.77        .292         (.520)        (.228)      .282            --       .282

Class B
-------
1/12/95* to 12/31/95           10.97        .541         1.182         1.723       .543            --       .543
1996                           12.15        .495         (.161)         .334       .494            --       .494
1997                           11.99        .485          .573         1.058       .488            --       .488
1998                           12.56        .480          .204          .684       .484            --       .484
1/1/99 to 6/30/99              12.76        .240         (.518)        (.278)      .232            --       .232
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                     RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                    Ratio to Average Net  Assets Before Expenses
                                                                           Assets++         Waived or Assumed
                                                                    -------------------- -----------------------

                       Net Asset
                           Value                                                     Net                     Net    Portfolio
                       ---------        Total         Net Assets              Investment              Investment     Turnover
                          End of       Return**    End of Period   Expenses       Income   Expenses       Income         Rate
                          Period          (%)     (in thousands)        (%)          (%)        (%)          (%)          (%)
-----------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
-------------------
Class A
-------
1994                          $10.90       (6.45)      $ 3,872           .20       5.22          1.44       3.99        61
1995                           12.29       18.72         4,984           .20       5.18          1.36       4.03        76
1996                           12.13        3.68         5,822           .38       4.94          1.31       4.02        43
1997                           12.66        9.56         6,697           .40       4.87          1.23       4.04        30
1998                           12.90        6.72         8,297           .40       4.68          1.13       3.95        54
1/1/99 to 6/30/99              12.47       (1.08)        8,871           .44+      4.79+         1.20+      4.03+       13

Class B
-------
1/12/95* to 12/31/95           12.29       16.65            75          1.00+      4.38+         2.16+      3.23+       76
1996                           12.13        2.85           134          1.20       4.12          2.12       3.20        43
1997                           12.66        8.71           185          1.20       4.07          2.03       3.24        30
1998                           12.90        5.83           246          1.20       3.88          1.93       3.15        54
1/1/99 to 6/30/99              12.47       (1.50)          420          1.24+      3.99+         2.00+      3.23+       13
-----------------------------------------------------------------------------------------------------------------------------

OHIO FUND
---------
Class A
-------
1994                          $11.30       (5.91)      $18,169           .85       5.18          1.20       4.83        57
1995                           12.51       17.34        19,398           .87       5.07          1.22       4.72        70
1996                           12.35        4.23        20,123           .86       4.95          1.19       4.62        33
1997                           12.71        8.64        19,308           .80       4.88          1.18       4.50        25
1998                           12.70        5.26        19,767           .80       4.83          1.19       4.44        34
1/1/99 to 6/30/99              12.26       (1.14)       19,347           .80+      5.08+         1.12+      4.76+       24

Class B
-------
1/12/95* to 12/31/95           12.51       15.30           282          1.76+      4.33+         2.13+      3.95+       70
1996                           12.35        3.43           279          1.66       4.15          1.99       3.82        33
1997                           12.70        7.73           335          1.60       4.08          1.98       3.70        25
1998                           12.70        4.46           403          1.60       4.03          1.99       3.64        34
1/1/99 to 6/30/99              12.26       (1.56)          507          1.60+      4.28+         1.92+      3.96+       24
-----------------------------------------------------------------------------------------------------------------------------

OREGON FUND
-----------
Class A
-------
1994                          $10.87       (6.65)      $ 4,696           .20       5.36          1.39       4.17       135
1995                           12.16       17.99         6,840           .20       5.36          1.23       4.33        36
1996                           12.00        3.68         9,917           .46       4.97          1.26       4.16        21
1997                           12.58        9.97        11,800           .50       4.78          1.20       4.11        32
1998                           12.77        6.29        13,038           .50       4.62          1.20       3.92        27
1/1/99 to 6/30/99              12.26       (1.83)       12,944           .50+      4.59+         1.16+      3.93+       19

Class B
-------
1/12/95* to 12/31/95           12.15       16.00           342          1.00+      4.72+         2.03+      3.65+       36
1996                           11.99        2.87           568          1.26       4.17          2.07       3.36        21
1997                           12.56        9.03           752          1.30       3.98          2.00       3.31        32
1998                           12.76        5.55         1,040          1.30       3.82          2.00       3.12        27
1/1/99 to 6/30/99              12.25       (2.22)        1,106          1.30+      3.79+         1.96+      3.13+       19
-----------------------------------------------------------------------------------------------------------------------------


Financial Highlights (Continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        -----------------------------------------------------------------------------------------------------
                                         Income from Investment Operations       Less Distributions from
                                     -----------------------------------------  ------------------------
                           Net Asset                          Net
                               Value                 Realized and
                        ------------          Net      Unrealized   Total from          Net          Net
                           Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized           Total
                           of Period       Income     Investments   Operations       Income         Gain   Distributions
-----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA FUND
-----------------
Class A
-------
1994                          $13.16       $.627       $(1.447)       $(.820)     $.630         $  --      $.630
1995                           11.71        .638         1.463         2.101       .635          .036       .671
1996                           13.14        .622         (.197)         .425       .627          .028       .655
1997                           12.91        .624          .523         1.147       .624          .153       .777
1998                           13.28        .642          .038          .680       .605          .095       .700
1/1/99 to 6/30/99              13.26        .304         (.458)        (.154)      .306            --       .306

Class B
-------
1/12/95* to 12/31/95           11.81        .539         1.376         1.915       .549          .036       .585
1996                           13.14        .529         (.201)         .328       .530          .028       .558
1997                           12.91        .526          .510         1.036       .523          .153       .676
1998                           13.27        .533          .039          .572       .497          .095       .592
1/1/99 to 6/30/99              13.25        .251         (.459)        (.208)      .252            --       .252
-----------------------------------------------------------------------------------------------------------------------------

VIRGINIA FUND
-------------
Class A
-------
1994                          $13.06       $.611       $(1.383)       $(.772)     $.608         $  --      $.608
1995                           11.68        .625         1.370         1.995       .629          .036       .665
1996                           13.01        .626         (.195)         .431       .624          .067       .691
1997                           12.75        .615          .504         1.119       .617          .032       .649
1998                           13.22        .612          .123          .735       .603          .092       .695
1/1/99 to 6/30/99              13.26        .316         (.512)        (.196)      .304            --       .304

Class B
-------
1/12/95* to 12/31/95           11.76        .510         1.286         1.796       .520          .036       .556
1996                           13.00        .525         (.194)         .331       .524          .067       .591
1997                           12.74        .513          .505         1.018       .516          .032       .548
1998                           13.21        .505          .112          .617       .495          .092       .587
1/1/99 to 6/30/99              13.24        .265         (.515)        (.250)      .250            --       .250
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                     RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                    Ratio to Average Net  Assets Before Expenses
                                                                           Assets++         Waived or Assumed
                                                                    -------------------- -----------------------

                       Net Asset
                           Value                                                     Net                     Net    Portfolio
                       ---------        Total         Net Assets              Investment              Investment     Turnover
                          End of       Return**    End of Period   Expenses       Income   Expenses       Income         Rate
                          Period          (%)     (in thousands)        (%)          (%)        (%)          (%)          (%)
-----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA FUND
-----------------
Class A
-------
1994                          $11.71       (6.31)      $33,542           .88       5.11          1.13       4.86        81
1995                           13.14       18.29        39,980           .86       5.07          1.11       4.82        48
1996                           12.91        3.39        42,228           .86       4.86          1.11       4.61        42
1997                           13.28        9.14        42,223           .85       4.79          1.10       4.54        37
1998                           13.26        5.23        40,774           .86       4.81          1.10       4.57        26
1/1/99 to 6/30/99              12.80       (1.20)       39,133           .84+      4.61+         1.08+      4.37+       23

Class B
-------
1/12/95* to 12/31/95           13.14       16.49           247          1.72+      4.20+         1.98+      3.94+       48
1996                           12.91        2.61           781          1.66       4.06          1.91       3.81        42
1997                           13.27        8.23         1,739          1.65       3.99          1.90       3.74        37
1998                           13.25        4.39         2,048          1.66       4.01          1.90       3.77        26
1/1/99 to 6/30/99              12.79       (1.61)        1,904          1.64+      3.81+         1.88+      3.57+       23
-----------------------------------------------------------------------------------------------------------------------------

VIRGINIA FUND
-------------
Class A
-------
1994                          $11.68       (5.97)      $22,325           .85       5.01          1.20       4.66        55
1995                           13.01       17.42        25,193           .81       5.01          1.16       4.66        34
1996                           12.75        3.47        21,047           .79       4.93          1.20       4.52        30
1997                           13.22        9.03        22,136           .80       4.78          1.16       4.42        10
1998                           13.26        5.69        23,423           .80       4.62          1.14       4.28        26
1/1/99 to 6/30/99              12.76       (1.52)       22,035           .80+      4.80+         1.14+      4.46+       27

Class B
-------
1/12/95* to 12/31/95           13.00       15.53           991          1.66+      4.16+         2.02+      3.80+       34
1996                           12.74        2.66         1,166          1.59       4.13          2.00       3.72        30
1997                           13.21        8.19         1,390          1.60       3.98          1.96       3.62        10
1998                           13.24        4.76         1,484          1.60       3.82          1.94       3.48        26
1/1/99 to 6/30/99              12.74       (1.92)        1,220          1.60+      4.00+         1.94+      3.66+       27
-----------------------------------------------------------------------------------------------------------------------------

 * Date Class B shares first offered
** Calculated without sales charges
 + Annualized
++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent (Note 5)

See notes to financial statements



Independent Auditors' Report


To the Shareholders and Boards of Directors/Trustees of First Investors Series Fund
First Investors Insured Tax Exempt Fund, Inc.
First Investors New York Insured Tax Free Fund, Inc.
and First Investors Multi-State Insured Tax Free Fund

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of First Investors Insured Intermediate Tax Exempt Fund (a series of First Investors Series Fund), First Investors Insured Tax Exempt Fund, Inc., First Investors New York Insured Tax Free Fund, Inc. and the seventeen Funds comprising First Investors Multi-State Insured Tax Free Fund, as of June 30, 1999, the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 1999 and the year ended December 31, 1998 and financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Insured Intermediate Tax Exempt Fund, First Investors Insured Tax Exempt Fund, Inc., First Investors New York Insured Tax Free Fund, Inc. and the seventeen Funds comprising First Investors Multi-State Insured Tax Free Fund at June 30, 1999, and the results of their operations, changes in their net assets and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                           Tait, Weller & Baker

Philadelphia, Pennsylvania
July 30, 1999


This page intentionally left blank.


FIRST INVESTORS TAX EXEMPT FUNDS

Directors/Trustees
-----------------------

James J. Coy (Emeritus)

Glenn O. Head

Kathryn S. Head

Larry R. Lavoie

Rex R. Reed

Herbert Rubinstein

Nancy S. Schaenen

James M. Srygley

John T. Sullivan

Robert F. Wentworth

Officers
-----------------------
Glenn O. Head
President

Clark D. Wagner
Vice President

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Carol Lerner Brown
Assistant Secretary

Gregory R. Kingston
Assistant Treasurer

Mark S. Spencer
Assistant Treasurer


This page intentionally left blank.


NOTES


FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information
-----------------------

Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Eight Penn Center Plaza
Philadelphia, PA 19103

It is the Funds' practice to mail only one copy of their annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.